UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Extended Market Series of Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2007 (Unaudited)

A Discussion With Your Fund's Portfolio Managers

During the six-month period, the Master Extended Market Index Series of Quantitative Master Series LLC generated returns that were comparable to that of the benchmark Wilshire 4500 (Full Cap) Index.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, Master Extended Market Index Series of Quantitative Master Series LLC had a net total return of +9.36%. For the same period, the benchmark Wilshire 4500 (Full Cap) Index returned +9.39%.

As the returns indicate, the Master Extended Market Index Series met its objective of closely tracking the performance of the Wilshire 4500 (Full Cap) Index for the semi-annual period. The Wilshire 4500 (Full Cap) Index measures the performance of stocks in the Wilshire 5000 (Full Cap) Index minus the stocks found in the Standard & Poor's 500 (S&P 500) Index. As the value of the Wilshire 4500 (Full Cap) Index fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

The broad-market S&P 500 Index increased nearly 7% during the six-month period despite weakening economic growth, moderating corporate profits and a return to higher levels of market volatility.

In spite of some ominous headlines and talk of recession, the U.S. economy remained in fairly good shape. Economic activity did noticeably decelerate, as evidenced by the 0.7% gross domestic product (GDP) growth rate in the first quarter (the slowest rate of growth since 2002), but is expected to rebound in the second quarter and to be slightly below trend at around 2% to 2.5% for full-year 2007. Corporate earnings growth remained strong (although weaker than last year). The labor market stayed firm, with the unemployment rate at the low end of its historical range, although the second quarter saw some slowing. This has helped consumer spending, which has remained resilient despite higher gasoline prices and a sagging U.S. housing market. Outside the United States, particularly in emerging markets such as China and India, as well as in Europe, economic growth levels remained robust, which has been instrumental in supporting both the boom in U.S. exports and the resilience in profit growth, and has provided stimulus for improved levels of business investment.

For its part, the Federal Reserve Board (the Fed) left the target federal funds rate unchanged at 5.25% throughout the semi-annual period as economic growth moderated and core inflation figures improved slightly. The decision at its latest meeting, held on June 28, 2007, marked the eighth consecutive pause since August 2006.

Turning to the equity markets, 2007 began much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that started in the summer of 2006. Volatility prevailed in the first quarter as analyst predictions of slowing corporate profit growth, rising oil prices, inflationary pressures and a deteriorating housing market dampened investor enthusiasm. Fears of a possible recession and fallout in the subprime mortgage industry intensified the negative sentiment. Then, at the end of February, a 10% correction in the Chinese stock market sparked a global sell-off that unwound earlier gains and marked the end of a significant, and seemingly unstoppable, multi-month advance. The Dow Jones Industrial Average plunged 416 points on February 27, and in the week that followed, U.S. stocks registered their most significant one-week decline in four years.

U.S. equity markets rebounded shortly after. Surging corporate deal activity ($1 trillion to date, largely in the form of mergers and acquisitions, leveraged buyouts and share buybacks), solid global growth and an easing of inflation pressures were the primary forces behind an uninterrupted, multi-week market rally. Notably, the S&P 500 Index reached a new record high in late May. However, June proved to be more difficult, with stocks recording their worst monthly performance since the February retrenchment. Renewed concerns over problems in the subprime mortgage market and the risk born of complexities inherent in collateralized debt and loan obligations were the primary catalysts for the weakness. The fear was that these credit-related issues would prolong the slump in U.S. housing, stalling any robust consumer recovery. At the same time, investors struggled to digest rising long-term bond yields (which reached their highest level in five years), inflationary pressures and changing expectations with respect to Fed monetary policy.

Ultimately, equities did experience some consolidation at the end of the second quarter, but quarterly and year-to-date gains were still quite respectable. The Dow Jones Industrial Average climbed more than 1,000 points during the second quarter to 13,408, advancing 9.11% in its best quarter in three and a half years. On a year-to-date basis, the Dow was up 8.76%. The S&P 500 Index ended the quarter at 1,503, gaining 6.28% for the quarter and 6.96% year-to-date.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Wilshire 4500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the portfolio's position at the close of the period?

In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007

Master Extended Market Index Series of Quantitative Master Series LLC Portfolio Information as of June 30, 2007

                                 Percentage of
Industry Representation           Net Assets +
--------------------------------------------------
Miscellaneous Finance                10.4 %
Business Services                    10.3
Drugs & Medicine                      8.9
Electronics                           6.2
Real Property                         4.7
Insurance                             4.5
Energy & Raw Materials                4.0
Domestic Oil                          3.8
Energy & Utilities                    3.7
Banks                                 3.6
Producer Goods                        3.5
Media                                 3.3
Telephone                             2.8
Retail                                2.8
Travel & Recreation                   2.4
Chemicals                             2.1
Construction                          1.8
Non-Durables                          1.7
Food & Agriculture                    1.7
Business Machines                     1.5
Non-Ferrous Metals                    1.1
Apparel                               1.1
Motor Vehicles                        1.1
Aerospace                             0.9
Air Transport                         0.9
Miscellaneous                         0.9
Consumer Durables                     0.9
Trucking & Freight                    0.8
Railroads & Shipping                  0.6
Steel                                 0.6
Paper & Forest Products               0.5
Containers                            0.4
International Oil                     0.4
Tobacco                               0.3
Soaps & Cosmetics                     0.3
Optical Photo & Equipment             0.1
Tires & Rubber Goods                  0.1
Gold                                  0.1
Liquor                                0.1
Other*                               11.0
--------------------------------------------------
* Includes portfolio holdings in short-term investments.
+ Total may not equal 100%.

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007 (Unaudited)

                                   Shares
Industry                             Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                    2,600  AeroVironment, Inc. (a)                               $     53,586
                                      200  Aerosonic Corp. (a)                                          1,540
                                    2,800  Argon ST, Inc. (a)                                          64,988
                                    2,700  Armor Holdings, Inc. (a)                                   234,549
                                    3,600  Crane Co.                                                  163,620
                                    1,600  Cubic Corp.                                                 48,288
                                    2,633  DRS Technologies, Inc.                                     150,785
                                    2,700  EDO Corp.                                                   88,749
                                    2,700  ESCO Technologies, Inc. (a)                                 97,902
                                    1,200  EnPro Industries, Inc. (a)                                  51,348
                                    2,400  Esterline Technologies Corp. (a)                           115,944
                                   16,800  Garmin Ltd. (f)                                          1,242,686
                                    5,500  GenCorp, Inc. (a)(f)                                        71,885
                                    1,792  Heico Corp. Class A                                         62,989
                                    2,700  KVH Industries, Inc. (a)                                    23,679
                                    2,900  Kaman Corp. Class A                                         90,450
                                      800  MTC Technologies, Inc. (a)                                  19,648
                                    9,500  SAIC, Inc. (a)                                             171,665
                                      500  SPACEHAB, Inc. (a)                                             320
                                      700  SatCon Technology Corp. (a)(f)                                 847
                                   10,900  Spirit Aerosystems Holdings, Inc. Class A (a)              392,935
                                    1,900  Teledyne Technologies, Inc. (a)                             87,305
                                    9,634  Trimble Navigation Ltd. (a)                                310,205
                                    3,300  Veeco Instruments, Inc. (a)                                 68,442
                                                                                                 ------------
                                                                                                    3,614,355
-------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                2,100  AAR Corp. (a)                                               69,321
                                   18,400  AMR Corp. (a)(g)                                           484,840
                                    5,300  AirTran Holdings, Inc. (a)                                  57,876
                                    4,900  Aircastle Ltd.                                             195,069
                                    1,700  Alaska Air Group, Inc. (a)                                  47,362
                                    2,300  Allegiant Travel Co. (a)                                    70,702
                                    2,100  Atlas Air Worldwide Holdings, Inc. (a)                     123,774
                                    1,200  Aviation General, Inc. (a)                                       0
                                    7,070  Continental Airlines, Inc. Class B (a)                     239,461
                                   21,100  Delta Air Lines, Inc. (a)                                  415,670
                                    2,495  EGL, Inc. (a)                                              115,968
                                    1,600  ExpressJet Holdings, Inc. (a)                                9,568
                                    6,200  Frontier Airlines Holdings, Inc. (a)(f)                     34,720
                                      700  Great Lakes Aviation Ltd. (a)                                1,855
                                    7,402  Hawaiian Holdings, Inc. (a)                                 27,017
                                   14,175  JetBlue Airways Corp. (a)(f)                               166,556
                                    1,600  LMI Aerospace, Inc. (a)                                     38,864
                                    1,400  MAIR Holdings, Inc. (a)                                      9,240
                                    2,000  Mesa Air Group, Inc. (a)                                    13,220
                                      800  Midwest Air Group, Inc. (a)                                 12,016
                                   21,100  Northwest Airlines Corp. (a)                               468,420
                                    2,200  PHI, Inc. (a)                                               65,538
                                    2,900  Pinnacle Airlines Corp. (a)                                 54,375
                                    1,900  Republic Airways Holdings, Inc. (a)                         38,665
                                    5,500  SkyWest, Inc.                                              131,065
                                    2,700  TransDigm Group, Inc. (a)                                  109,242
                                    8,430  UAL Corp. (a)(f)                                           342,174
                                    6,359  US Airways Group, Inc. (a)                                 192,487

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                      200  Vanguard Airlines, Inc. (a)                           $          0
                                                                                                 ------------
                                                                                                    3,535,065
-------------------------------------------------------------------------------------------------------------
Apparel - 1.1%                      4,150  Aeropostale, Inc. (a)                                      172,972
                                    3,400  Ashworth, Inc. (a)                                          23,800
                                    8,150  bebe Stores, Inc.                                          130,482
                                    2,700  Brown Shoe Co., Inc.                                        65,664
                                    1,450  The Buckle, Inc.                                            57,130
                                    7,000  CROCS, Inc. (a)                                            301,210
                                    3,200  Cache, Inc. (a)                                             42,464
                                    3,100  Carter's, Inc. (a)                                          80,414
                                    1,600  Cherokee, Inc.                                              58,464
                                      500  Citi Trends, Inc. (a)                                       18,980
                                    3,200  Columbia Sportswear Co.                                    219,776
                                    1,300  Deckers Outdoor Corp. (a)                                  131,170
                                      900  Dixie Group, Inc. (a)                                       11,250
                                      900  Escalade, Inc.                                               8,406
                                      600  Finlay Enterprises, Inc. (a)                                 3,222
                                    4,317  Fossil, Inc. (a)                                           127,308
                                    1,200  G-III Apparel Group, Ltd. (a)                               18,948
                                    2,600  GSI Commerce, Inc. (a)                                      59,046
                                    6,700  Guess?, Inc.                                               321,868
                                    2,100  Hartmarx Corp. (a)                                          16,737
                                    2,900  Heelys, Inc. (a)(f)                                         74,994
                                    4,581  Iconix Brand Group, Inc. (a)                               101,790
                                    2,300  Innovo Group, Inc. (a)                                       4,002
                                    4,100  J. Crew Group, Inc. (a)                                    221,769
                                    2,056  Jos. A. Bank Clothiers, Inc. (a)                            85,262
                                    3,200  K-Swiss, Inc. Class A                                       90,656
                                    3,100  Kellwood Co.                                                87,172
                                    2,000  Kenneth Cole Productions, Inc. Class A                      49,400
                                      500  Lacrosse Footwear, Inc.                                      9,035
                                    2,600  Maidenform Brands, Inc. (a)                                 51,636
                                    1,200  Mothers Work, Inc. (a)                                      37,524
                                    2,600  New York & Co. (a)                                          28,496
                                    1,600  Oxford Industries, Inc.                                     70,944
                                    2,100  Perry Ellis International, Inc. (a)                         67,557
                                    3,300  Phillips-Van Heusen Corp.                                  199,881
                                    1,000  Phoenix Footwear Group, Inc. (a)                             3,300
                                    1,400  Quaker Fabric Corp. (a)                                      1,596
                                    7,200  Quiksilver, Inc. (a)                                       101,736
                                    1,000  Rocky Brands, Inc. (a)                                      18,520
                                    2,700  Skechers U.S.A., Inc. Class A (a)                           78,840
                                    2,400  Stage Stores, Inc.                                          50,304
                                    2,100  Steven Madden Ltd.                                          68,796
                                    2,400  Stride Rite Corp.                                           48,624
                                    1,500  Superior Uniform Group, Inc.                                19,575
                                      200  Tandy Brands Accessories, Inc.                               2,532
                                    2,900  Timberland Co. Class A (a)                                  73,051
                                    1,400  True Religion Apparel, Inc. (a)(f)                          28,462
                                    4,500  Under Armour, Inc. Class A (a)                             205,425
                                    3,200  Unifi, Inc. (a)                                              8,384
                                    2,200  Volcom, Inc. (a)                                           110,286
                                    4,200  The Warnaco Group, Inc. (a)                                165,228
                                      300  Weyco Group, Inc.                                            8,079

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,600  Wolverine World Wide, Inc.                            $     99,756
                                      300  Xerium Technologies, Inc.                                    2,286
                                                                                                 ------------
                                                                                                    4,144,209
-------------------------------------------------------------------------------------------------------------
Banks - 3.6%                        2,200  Alabama National Bancorp.                                  136,048
                                      200  Ameriana Bancorp                                             1,990
                                      400  American National Bankshares, Inc.                           9,000
                                    2,200  AmericanWest Bancorp                                        40,106
                                      720  Ameris Bancorp                                              16,178
                                      700  Ames National Corp.                                         15,050
                                      457  Arrow Financial Corp.                                       10,059
                                    9,859  Associated Banc-Corp.                                      322,389
                                    1,200  BCSB Bankcorp, Inc.                                         12,912
                                    1,000  Bancfirst Corp.                                             42,820
                                    2,800  The Bancorp, Inc. (a)                                       62,608
                                    5,500  BancorpSouth, Inc.                                         134,530
                                    7,000  BankAtlantic Bancorp, Inc. Class A                          60,270
                                    1,000  BankFinancial Corp.                                         15,450
                                    6,100  Bank Mutual Corp.                                           70,333
                                      781  Bank of Granite Corp.                                       13,035
                                    3,500  Bank of Hawaii Corp.                                       180,740
                                      200  Bar Harbor Bankshares                                        6,340
                                      300  Berkshire Bancorp, Inc.                                      4,740
                                    4,300  Boston Private Financial Holdings, Inc.                    115,541
                                    3,799  Brookline Bancorp, Inc.                                     43,726
                                      500  Bryn Mawr Bank Corp.                                        11,490
                                    2,800  CFS Bancorp, Inc.                                           40,656
                                      300  Camden National Corp.                                       11,742
                                    1,100  Capital Bank Corp.                                          18,502
                                      625  Capital City Bank Group, Inc.                               19,588
                                      420  Capitol Bancorp Ltd.                                        11,479
                                    6,640  Capitol Federal Financial                                  245,149
                                    4,800  Cardinal Financial Corp.                                    47,376
                                      210  Carrollton Bancorp                                           3,373
                                    2,975  Cascade Bancorp                                             68,812
                                    2,600  Centennial Bank Holdings, Inc. (a)                          22,022
                                    2,988  Center Bancorp, Inc.                                        44,103
                                      900  Center Financial Corp.                                      15,228
                                    1,300  Century Bancorp, Inc. Class A                               29,276
                                    2,913  Chemical Financial Corp.                                    75,359
                                    2,333  Chittenden Corp.                                            81,538
                                      606  Citizens & Northern Corp.                                   11,853
                                    7,885  Citizens Banking Corp.                                     144,296
                                    2,428  Citizens South Banking Corp.                                30,641
                                      450  CityBank                                                    14,180
                                    1,500  City Holding Co.                                            57,495
                                    4,100  City National Corp.                                        311,969
                                      980  Clifton Savings Bancorp, Inc.                               10,623
                                    1,250  CoBiz Financial, Inc.                                       22,650
                                   12,846  The Colonial BancGroup, Inc.                               320,754
                                      500  Colony Bankcorp, Inc.                                        9,740
                                    2,030  Columbia Banking System, Inc.                               59,378
                                      100  Comm Bancorp, Inc.                                           4,943
                                    4,939  Commerce Bancshares, Inc.                                  223,737
                                    2,100  Community Bancorp (a)                                       58,758

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,600  Community Bank System, Inc.                           $     32,032
                                    1,205  Community Banks, Inc.                                       38,825
                                      880  Community Trust Bancorp, Inc.                               28,424
                                    6,600  Corus Bankshares, Inc. (f)                                 113,916
                                    5,140  Cullen/Frost Bankers, Inc.                                 274,836
                                   15,050  Doral Financial Corp. (a)(f)                                17,759
                                    5,890  East-West Bancorp, Inc.                                    229,003
                                    1,400  EuroBancshares, Inc. (a)                                    12,698
                                    2,985  F.N.B. Corp.                                                49,969
                                      300  FNB Corp.                                                   10,770
                                    1,406  FNB Financial Services Corp.                                19,867
                                      300  FNB United Corp.                                             4,797
                                      300  Farmers Capital Bank Corp.                                   8,601
                                    2,000  Financial Institutions, Inc.                                40,380
                                      600  First Bancorp, North Carolina                               11,238
                                    8,600  First BanCorp., Puerto Rico                                 94,514
                                      750  First Busey Corp.                                           14,993
                                    3,500  First Cash Financial Services, Inc. (a)                     82,040
                                    3,000  First Charter Corp.                                         58,410
                                      700  First Citizens BancShares, Inc. Class A                    136,080
                                    4,100  First Commonwealth Financial Corp.                          44,772
                                    1,200  First Federal Bancshares of Arkansas, Inc.                  28,404
                                    4,910  First Financial Bancorp                                     73,601
                                      666  First Financial Bankshares, Inc.                            25,847
                                      326  First Financial Service Corp.                                9,271
                                      600  First M&F Corp.                                             11,178
                                      815  First Merchants Corp.                                       19,584
                                    4,975  First Midwest Bancorp, Inc.                                176,662
                                    1,512  First Mutual Bancshares, Inc.                               33,612
                                    9,806  First Niagara Financial Group, Inc.                        128,459
                                      400  The First of Long Island Corp.                               8,152
                                      600  First Regional Bancorp (a)                                  15,264
                                    2,870  First Republic Bank                                        154,004
                                      600  First South Bancorp, Inc. (f)                               16,140
                                    3,300  First State Bancorp.                                        70,257
                                    7,400  FirstMerit Corp.                                           154,882
                                    4,300  Franklin Bank Corp. (a)                                     64,070
                                    5,200  Frontier Financial Corp.                                   117,156
                                   12,111  Fulton Financial Corp.                                     174,641
                                      661  German American Bancorp, Inc.                                9,089
                                      600  Great Southern Bancorp, Inc.                                16,230
                                    4,564  Greater Bay Bancorp                                        127,062
                                      456  Greater Community Bancorp                                    7,182
                                    1,600  Hancock Holding Co.                                         60,080
                                    2,856  Hanmi Financial Corp.                                       48,723
                                    1,698  Harleysville National Corp.                                 27,372
                                      250  Hawthorn Bancshares, Inc.                                    8,125
                                      700  Heritage Commerce Corp.                                     16,576
                                    1,200  Home Federal Bancorp                                        34,356
                                      625  Horizon Financial Corp.                                     13,619
                                    2,100  Independent Bank Corp.                                      62,034
                                    2,200  Integra Bank Corp.                                          47,234
                                    2,175  Internet Capital Group, Inc. (a)                            26,970
                                    1,200  Intervest Bancshares Corp.                                  33,792

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,500  Irwin Financial Corp.                                 $     22,455
                                    2,500  Jefferson Bancshares, Inc.                                  29,525
                                    4,500  Kearny Financial Corp.                                      60,660
                                      500  LSB Bancshares, Inc.                                         6,825
                                      500  Lakeland Financial Corp.                                    10,635
                                      250  MASSBANK Corp.                                               8,350
                                      788  Macatawa Bank Corp.                                         12,529
                                      801  MainSource Financial Group, Inc.                            13,449
                                    2,070  Mercantile Bank Corp.                                       56,097
                                      350  Merchants Bancshares, Inc.                                   8,050
                                    1,000  Midwest Banc Holdings, Inc.                                 14,500
                                    1,460  NBT Bancorp, Inc.                                           32,938
                                    3,100  Nara Bancorp, Inc.                                          49,383
                                    1,733  National Penn Bancshares, Inc.                              28,906
                                    6,500  NetBank, Inc.                                                2,015
                                   11,300  NewAlliance Bancshares, Inc.                               166,336
                                    2,200  North Valley Bancorp                                        52,734
                                      300  Northern States Financial Corp.                              6,801
                                      157  Norwood Financial Corp.                                      5,142
                                      700  OceanFirst Financial Corp.                                  12,320
                                      875  Ohio Valley Banc Corp.                                      21,963
                                    5,332  Old National Bancorp                                        88,565
                                    1,686  Old Second Bancorp, Inc.                                    49,164
                                      546  Omega Financial Corp.                                       14,682
                                    1,394  Oriental Financial Group                                    15,209
                                    2,060  PFF Bancorp, Inc.                                           57,536
                                    1,000  Pamrapo Bancorp, Inc.                                       19,510
                                      830  Park National Corp.                                         70,376
                                      300  Parkvale Financial Corp.                                     8,913
                                      563  Peapack-Gladstone Financial Corp.                           15,240
                                      400  Pennsylvania Commerce Bancorp, Inc. (a)                     11,292
                                      200  Peoples Bancorp                                              3,682
                                      595  Peoples Bancorp, Inc.                                       16,107
                                      363  Peoples Bancorp of North Carolina, Inc.                      7,147
                                    1,120  Peoples Banctrust Co., Inc.                                 27,821
                                    1,200  Peoples Financial Corp.                                     30,468
                                   26,017  People's United Financial, Inc.                            461,281
                                      380  Pinnacle Financial Partners, Inc. (a)                       11,157
                                   24,739  Popular, Inc. (f)                                          397,556
                                    2,000  Porter Bancorp, Inc.                                        45,520
                                    1,650  Preferred Bank                                              66,000
                                    1,300  Premier Community Bankshares                                41,964
                                    2,900  PrivateBancorp, Inc.                                        83,520
                                    4,400  Prosperity Bancshares, Inc.                                144,144
                                    3,656  Provident Bankshares Corp.                                 119,844
                                    5,403  Provident New York Bancorp                                  72,995
                                    3,100  Prudential Bancorp, Inc. of Pennsylvania                    41,695
                                    1,348  Republic Bancorp, Inc. Class A                              22,363
                                    3,146  Republic First Bancorp, Inc. (a)                            30,202
                                    1,300  Rockville Financial, Inc.                                   19,630
                                      785  Royal Bancshares of Pennsylvania Class A                    15,472
                                    1,500  S&T Bancorp, Inc.                                           49,350
                                    6,000  S1 Corp. (a)                                                47,940
                                    3,175  SVB Financial Group (a)                                    168,624

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                      210  SY Bancorp, Inc.                                      $      4,990
                                      750  Sandy Spring Bancorp, Inc.                                  23,580
                                      188  Savannah Bancorp, Inc.                                       4,719
                                    2,870  Seacoast Banking Corp. of Florida                           62,423
                                      450  Shore Bancshares, Inc.                                      11,610
                                    3,400  Signature Bank (a)                                         115,940
                                      500  Simmons First National Corp. Class A                        13,795
                                    7,655  The South Financial Group, Inc.                            173,309
                                      525  Southside Bancshares, Inc.                                  11,403
                                    1,900  Southwest Bancorp, Inc.                                     45,676
                                      132  Southwest Georgia Financial Corp.                            2,594
                                      725  State Bancorp, Inc.                                         12,086
                                    2,605  Sterling Bancorp                                            41,758
                                    7,625  Sterling Bancshares, Inc.                                   86,239
                                      700  Suffolk Bancorp                                             22,344
                                      500  Summit Financial Group, Inc.                                 9,810
                                    1,247  Sun Bancorp, Inc. (a)                                       21,044
                                    1,000  Superior Bancorp (a)                                        10,230
                                    5,772  Susquehanna Bancshares, Inc.                               129,120
                                   11,090  TCF Financial Corp.                                        308,302
                                   29,800  TFS Financial Corp. (a)                                    343,892
                                      400  Temecual Valley Bancorp, Inc.                                7,076
                                    3,300  Texas Capital Bancshares, Inc. (a)                          73,755
                                      632  Tompkins Trustco, Inc.                                      23,637
                                      900  Trico Bancshares                                            20,124
                                    9,760  TrustCo Bank Corp. NY                                       96,429
                                    3,400  Trustmark Corp.                                             87,924
                                    9,750  UCBH Holdings, Inc.                                        178,133
                                    2,620  UMB Financial Corp.                                         96,599
                                    1,183  USB Holding Co., Inc.                                       22,548
                                    6,536  Umpqua Holdings Corp.                                      153,661
                                      750  Union Bankshares Corp.                                      17,400
                                   11,300  UnionBanCal Corp.                                          674,610
                                      336  United Bancorp, Inc.                                         3,518
                                    3,400  United Bankshares, Inc.                                    108,120
                                    1,632  United Community Financial Corp.                            16,287
                                    1,800  United Western Bancorp, Inc.                                45,450
                                    8,612  Valley National Bancorp                                    193,686
                                    2,525  Vineyard National Bancorp                                   57,999
                                    2,800  Virginia Commerce Bancorp (a)                               47,348
                                      450  Virginia Financial Group, Inc.                               9,990
                                      900  WSFS Financial Corp.                                        58,887
                                      800  Washington Trust Bancorp, Inc.                              20,168
                                    1,300  WesBanco, Inc.                                              38,350
                                      800  West Coast Bancorp                                          24,312
                                    3,000  Westamerica Bancorp.                                       132,720
                                    1,300  Western Alliance Bancorp (a)                                38,805
                                    6,125  Whitney Holding Corp.                                      184,363
                                    5,900  Wilmington Trust Corp.                                     244,909
                                    2,300  Wilshire Bancorp, Inc.                                      28,014
                                    2,750  Wintrust Financial Corp.                                   120,588
                                    1,500  Yardville National Bancorp                                  51,225
                                                                                                 ------------
                                                                                                   13,712,208
-------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
Business Machines - 1.5%           30,290  3Com Corp. (a)                                        $    125,098
                                    2,200  3D Systems Corp. (a)(f)                                     54,714
                                    3,700  ActivIdentity Corp. (a)                                     17,020
                                   17,100  Adaptec, Inc. (a)                                           65,151
                                    1,900  American Railcar Industries, Inc.                           74,100
                                    5,000  American Software Class A                                   51,500
                                    1,600  Analogic Corp.                                             117,616
                                    2,600  Arbitron, Inc.                                             133,978
                                    2,615  Avici Systems, Inc.                                         19,613
                                    3,400  Avocent Corp. (a)                                           98,634
                                   34,240  BEA Systems, Inc. (a)                                      468,746
                                    1,700  Black Box Corp.                                             70,346
                                   11,200  Borland Software Corp. (a)                                  66,528
                                      600  California First National Bancorp                            8,754
                                    1,750  Charles & Colvard Ltd. (f)                                   8,663
                                      700  Communication Intelligence (a)                                 120
                                    3,900  Concurrent Computer Corp. (a)                                6,981
                                    9,200  Convera Corp. (a)(f)                                        40,112
                                    5,675  Cray, Inc. (a)                                              43,300
                                    4,700  Diebold, Inc.                                              245,340
                                      900  Digi International, Inc. (a)                                13,266
                                    3,600  Digital Lightwave, Inc. (a)                                    630
                                    4,100  Emageon, Inc. (a)                                           36,982
                                    5,151  Fair Isaac Corp.                                           206,658
                                    5,000  Flow International Corp. (a)                                63,000
                                   12,000  Foundry Networks, Inc. (a)                                 199,920
                                   17,400  Gateway, Inc. (a)                                           27,666
                                    2,900  Hanger Orthopedic Group, Inc. (a)                           31,320
                                    3,100  Hypercom Corp. (a)                                          18,321
                                    8,000  IKON Office Solutions, Inc.                                124,880
                                    3,900  Immersion Corp. (a)                                         58,422
                                    4,800  Input/Output, Inc. (a)                                      74,928
                                   16,370  Integrated Device Technology, Inc. (a)                     249,970
                                    2,200  InterVoice, Inc. (a)                                        18,326
                                    3,060  Iomega Corp. (a)                                            14,229
                                    1,400  iRobot Corp. (a)(f)                                         27,790
                                    6,000  LTX Corp. (a)                                               33,360
                                    2,100  Lantronix, Inc. (a)                                          2,919
                                    5,500  MIPS Technologies, Inc. (a)                                 48,345
                                   16,449  Microchip Technology, Inc.                                 609,271
                                    3,300  Micros Systems, Inc. (a)                                   179,520
                                    6,200  Napster, Inc. (a)                                           21,080
                                    7,500  Network Engines, Inc. (a)                                   13,800
                                    3,100  Omnicell, Inc. (a)                                          64,418
                                    1,000  PAR Technology Corp. (a)                                     8,510
                                    8,826  Palm, Inc. (f)                                             141,304
                                    3,385  Premiere Global Services, Inc. (a)                          44,073
                                    3,900  Rackable Systems, Inc. (a)                                  48,204
                                      700  Rimage Corp. (a)                                            22,113
                                    8,643  Salesforce.com, Inc. (a)                                   370,439
                                    3,000  ScanSource, Inc. (a)                                        95,970
                                    2,200  Sigma Designs, Inc. (a)(f)                                  57,398
                                    2,600  Spatialight, Inc. (a)(f)                                       182
                                      445  SumTotal Systems, Inc. (a)                                   3,493

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    5,855  Sybase, Inc. (a)                                      $    139,876
                                    5,100  Tech Data Corp. (a)                                        196,146
                                   16,000  Total System Services, Inc.                                472,160
                                      940  Transact Technologies, Inc. (a)                              5,631
                                    5,700  VeriFone Holdings, Inc. (a)                                200,925
                                    3,250  Web.com, Inc. (a)                                           20,508
                                    3,100  White Electronic Designs Corp. (a)                          17,980
                                                                                                 ------------
                                                                                                    5,700,247
-------------------------------------------------------------------------------------------------------------
Business Services - 10.3%           1,000  4Kids Entertainment, Inc. (a)                               15,000
                                    2,900  ABM Industries, Inc.                                        74,849
                                    3,400  AMICAS, Inc. (a)                                            12,036
                                    3,020  AMN Healthcare Services, Inc. (a)                           66,440
                                   11,100  Aastrom Biosciences, Inc. (a)                               14,763
                                   62,000  Accenture Ltd. Class A                                   2,659,180
                                    3,700  Actuate Corp. (a)                                           25,123
                                       40  Adept Technology, Inc. (a)                                     248
                                    1,800  Administaff, Inc.                                           60,282
                                    1,900  Advent Software, Inc. (a)                                   61,845
                                    2,200  The Advisory Board Co. (a)                                 122,232
                                    3,560  Affymetrix, Inc. (a)                                        88,608
                                    3,300  Agile Software Corp. (a)                                    26,598
                                   12,700  Akamai Technologies, Inc. (a)(g)                           617,728
                                    3,400  Alfacell Corp. (a)(f)                                        8,432
                                    6,300  Alliance Data Systems Corp. (a)                            486,864
                                    1,000  The Allied Defense Group, Inc. (a)                           7,690
                                    3,100  Allied Healthcare International, Inc. (a)                    8,680
                                    1,600  Alnylam Pharmaceuticals, Inc. (a)                           24,304
                                    2,500  Alteon, Inc. (a)                                               225
                                    1,800  Ambassadors International, Inc.                             59,868
                                    2,660  American Ecology Corp.                                      56,977
                                       48  American Independence Corp. (a)                                529
                                    2,300  American Reprographics Co. (a)                              70,817
                                    1,800  American Superconductor Corp. (a)(f)                        34,758
                                      200  Analysts International Corp. (a)                               346
                                      700  Angelica Corp.                                              14,756
                                    2,600  Ansoft Corp. (a)                                            76,674
                                    2,600  Answerthink, Inc. (a)                                        9,412
                                    5,800  Ansys, Inc. (a)                                            153,700
                                    5,745  aQuantive, Inc. (a)                                        366,531
                                    4,700  Arbinet-Thexchange, Inc. (a)                                28,341
                                    4,154  Ariba, Inc. (a)                                             41,166
                                    6,271  Art Technology Group, Inc. (a)                              16,681
                                    4,900  Aspen Technology, Inc. (a)                                  68,600
                                      940  Atari, Inc. (a)                                              2,632
                                    2,600  Audible, Inc. (a)                                           26,208
                                    2,000  Authentidate Holding Corp. (a)                               3,060
                                    2,419  Authorize.Net Holdings, Inc. (a)                            43,276
                                    4,900  The BISYS Group, Inc.                                       57,967
                                    1,150  BSQUARE Corp. (a)                                            6,843
                                    2,000  Bankrate, Inc. (a)(f)                                       95,840
                                      102  Baran Group Ltd.                                             2,040
                                      600  Barrett Business Services                                   15,498
                                   14,000  BearingPoint, Inc. (a)                                     102,340
                                    1,848  Blackbaud, Inc.                                             40,804

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,200  Blackboard, Inc. (a)                                  $    134,784
                                    1,670  Blue Coat Systems, Inc. (a)                                 82,698
                                      100  Bottomline Technologies, Inc. (a)                            1,235
                                    2,100  Bowne & Co., Inc.                                           40,971
                                    3,000  Bright Horizons Family Solutions, Inc. (a)                 116,730
                                    3,400  The Brink's Co.                                            210,426
                                   30,357  Brocade Communications Systems, Inc. (a)                   237,392
                                    7,300  Brookdale Senior Living, Inc. (f)                          332,661
                                    3,100  CACI International, Inc. Class A (a)                       151,435
                                    7,845  CBIZ, Inc. (a)                                              57,661
                                    1,200  CDI Corp.                                                   38,640
                                    6,145  CDW Corp.                                                  522,141
                                    2,100  COMSYS IT Partners, Inc. (a)                                47,901
                                    1,800  CRA International, Inc. (a)                                 86,760
                                    3,965  CSG Systems International, Inc. (a)                        105,112
                                       46  Callwave, Inc. (a)                                             167
                                    1,900  Capella Education Co. (a)                                   87,457
                                    7,668  Career Education Corp. (a)                                 258,948
                                    3,800  Casella Waste Systems, Inc. (a)                             40,964
                                    2,400  Catalina Marketing Corp.                                    75,600
                                    1,000  Catapult Communications Corp. (a)                            9,920
                                    2,400  Cbeyond Communications, Inc. (a)                            92,424
                                    9,650  Cell Genesys, Inc. (a)(f)                                   32,328
                                    9,900  Ceridian Corp. (a)                                         346,500
                                    6,100  Cerner Corp. (a)                                           338,367
                                    7,090  CheckFree Corp. (a)                                        285,018
                                    2,400  Chemed Corp.                                               159,096
                                    3,000  Chipotle Mexican Grill, Inc. Class A (a)(f)                255,840
                                    4,633  ChoicePoint, Inc. (a)                                      196,671
                                    1,720  Chordiant Software, Inc. (a)                                26,935
                                    3,800  Ciber, Inc. (a)                                             31,084
                                        1  Cicero, Inc. (a)                                                 0
                                    2,300  Clean Harbors, Inc. (a)                                    113,666
                                   27,100  Clear Channel Outdoor Holdings, Inc. Class A (a)(f)        768,014
                                   14,000  Clearwire Corp. Class A (a)(f)                             342,020
                                    1,300  CoStar Group, Inc. (a)                                      68,744
                                    4,400  Cogent Communications Group, Inc. (a)                      131,428
                                    7,800  Cogent, Inc. (a)                                           114,582
                                    1,700  Collectors Universe, Inc.                                   25,993
                                    5,100  Commvault Systems, Inc. (a)                                 88,077
                                    1,900  Computer Programs & Systems, Inc.                           58,862
                                    4,200  Concur Technologies, Inc. (a)                               95,970
                                    7,450  Copart, Inc. (a)                                           227,896
                                    8,635  Corinthian Colleges, Inc. (a)                              140,664
                                    2,400  Cornell Cos., Inc. (a)                                      58,944
                                    3,300  Corporate Executive Board Co.                              214,203
                                      337  Courier Corp.                                               13,480
                                    3,600  Covansys Corp. (a)                                         122,148
                                    3,181  Credit Acceptance Corp. (a)                                 85,346
                                    3,600  Cross Country Healthcare, Inc. (a)                          60,048
                                    8,400  CuraGen Corp. (a)                                           16,548
                                    1,900  CyberSource Corp. (a)                                       22,914
                                      440  DG FastChannel, Inc. (a)                                     8,967
                                    5,200  DST Systems, Inc. (a)                                      411,892

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,900  DeVry, Inc.                                           $    132,678
                                      100  Deltathree, Inc. Class A (a)                                   127
                                    3,500  Deluxe Corp.                                               142,135
                                    4,100  Digimarc Corp. (a)                                          40,221
                                    2,500  Digital River, Inc. (a)                                    113,125
                                   20,934  Discovery Holding Co. (a)                                  481,273
                                    3,700  DivX, Inc. (a)(f)                                           55,500
                                    2,300  Dollar Financial Corp. (a)                                  65,550
                                    3,900  Dot Hill Systems Corp. (a)                                  14,040
                                    3,200  Double-Take Software, Inc. (a)                              52,512
                                    4,500  Dun & Bradstreet Corp.                                     463,410
                                    8,700  Dyax Corp. (a)                                              36,453
                                      100  ENGlobal Corp. (a)                                           1,215
                                    2,700  EPIQ Systems, Inc. (a)                                      43,632
                                    1,775  EVCI Career Colleges Holding Corp. (a)                       1,491
                                   14,200  EarthLink, Inc. (a)                                        106,074
                                       10  EasyLink Services Corp. (a)                                     56
                                    2,500  Echelon Corp. (a)                                           39,075
                                    2,600  Eclipsys Corp. (a)                                          51,480
                                    1,200  eCollege.com, Inc. (a)                                      26,700
                                      600  Ediets.Com, Inc. (a)                                         1,950
                                    4,700  eFunds Corp. (a)                                           165,863
                                       20  Egain Communications Corp. (a)                                  20
                                       40  eLoyalty Corp. (a)                                             890
                                   10,200  Encysive Pharmaceuticals, Inc. (a)(f)                       18,156
                                    2,300  Ennis, Inc.                                                 54,096
                                    4,200  Entrust, Inc. (a)                                           17,052
                                    6,400  Epicor Software Corp. (a)                                   95,168
                                    2,975  eResearch Technology, Inc. (a)                              28,292
                                    2,945  Euronet Worldwide, Inc. (a)                                 85,876
                                        2  Evolve Software, Inc. (a)                                        0
                                    3,200  Evolving Systems, Inc. (a)                                   7,040
                                    9,700  Exelixis, Inc. (a)                                         117,370
                                    3,000  ExlService Holdings, Inc. (a)                               56,220
                                      900  Exponent, Inc. (a)                                          20,133
                                    3,200  F5 Networks, Inc. (a)                                      257,920
                                    1,600  FTD Group, Inc.                                             29,456
                                    2,150  FTI Consulting, Inc. (a)                                    81,765
                                    3,350  Factset Research Systems, Inc.                             228,973
                                    2,800  FalconStor Software, Inc. (a)                               29,540
                                    3,700  First Advantage Corp. Class A (a)                           85,137
                                    3,600  First Consulting Group, Inc. (a)                            34,200
                                      108  Five Star Quality Care, Inc. (a)                               862
                                    1,300  Forrester Research, Inc. (a)                                36,569
                                    3,300  Franklin Covey Co. (a)                                      25,872
                                    1,400  Fuel Tech, Inc. (a)                                         47,950
                                    2,200  G&K Services, Inc. Class A                                  86,922
                                    3,900  GP Strategies Corp. (a)                                     42,432
                                    1,103  GSE Systems, Inc. (a)                                        7,280
                                    1,700  GTSI Corp. (a)                                              21,947
                                    3,160  Gaiam, Inc. (a)                                             57,607
                                    3,300  Gentiva Health Services, Inc. (a)                           66,198
                                    3,600  The Geo Group, Inc. (a)                                    104,760
                                    2,700  Gevity HR, Inc.                                             52,191

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                      100  Gliatech, Inc. (a)                                    $          0
                                    4,100  Global Cash Access, Inc. (a)                                65,682
                                    6,320  Global Payments, Inc.                                      250,588
                                    1,800  Greenfield Online, Inc. (a)                                 28,638
                                    3,300  Guidance Software, Inc. (a)                                 46,530
                                    4,500  Gulfport Energy Corp. (a)                                   89,910
                                   15,192  HLTH Corp. (a)                                             212,840
                                    7,200  Hansen Natural Corp. (a)                                   309,456
                                    7,900  Harris Interactive, Inc. (a)                                42,265
                                    3,100  Harris Stratex Networks, Inc. Class A (a)                   55,738
                                    4,300  Harte-Hanks, Inc.                                          110,424
                                    2,200  Heidrick & Struggles International, Inc. (a)               112,728
                                    7,620  Hewitt Associates, Inc. Class A (a)                        243,840
                                    2,600  Hudson Highland Group, Inc. (a)                             55,614
                                    1,900  Huron Consulting Group, Inc. (a)                           138,719
                                    2,300  i2 Technologies, Inc. (a)                                   42,872
                                    2,200  ICF International, Inc. (a)                                 44,264
                                      800  ICT Group, Inc. (a)                                         14,968
                                    7,300  iGate Corp. (a)                                             58,546
                                    3,700  IHS, Inc. Class A (a)                                      170,200
                                    3,310  ITT Educational Services, Inc. (a)                         388,528
                                    2,000  Idenix Pharmaceuticals, Inc. (a)(f)                         11,800
                                    2,800  I-many, Inc. (a)                                             7,700
                                    1,800  Imergent, Inc. (f)                                          44,028
                                    3,900  InFocus Corp. (a)                                            8,697
                                    1,000  Infinity Pharmaceuticals, Inc. (a)                          10,880
                                    3,740  InfoSpace, Inc.                                             86,805
                                    3,200  infoUSA, Inc.                                               32,704
                                    1,600  Infocrossing, Inc. (a)(f)                                   29,552
                                    8,800  Informatica Corp. (a)                                      129,976
                                    2,700  Inforte Corp. (a)                                           11,259
                                    5,800  Innerworkings, Inc. (a)(f)                                  92,916
                                    2,393  Innovative Solutions & Support, Inc. (a)                    55,565
                                    1,800  Insteel Industries, Inc.                                    32,400
                                      366  Insure.com, Inc. (a)                                         1,471
                                       83  InsWeb Corp. (a)                                               627
                                      600  Integral Systems, Inc.                                      14,586
                                    2,100  Interactive Intelligence, Inc. (a)                          43,260
                                    4,200  Intermec, Inc. (a)                                         106,302
                                    2,410  Internap Network Services Corp. (a)                         34,752
                                    1,000  Intersections, Inc. (a)                                     10,000
                                    2,800  Interwoven, Inc. (a)                                        39,312
                                    2,200  Intevac, Inc. (a)                                           46,772
                                    2,680  inVentiv Health, Inc. (a)                                   98,115
                                    4,000  Invitrogen Corp. (a)                                       295,000
                                    3,600  Ipass, Inc. (a)(f)                                          19,512
                                   14,575  Iron Mountain, Inc. (a)                                    380,845
                                    1,900  JDA Software Group, Inc. (a)                                37,297
                                    6,000  Jack Henry & Associates, Inc.                              154,500
                                    8,670  Jacobs Engineering Group, Inc. (a)                         498,612
                                    1,900  Jupitermedia Corp. (a)                                      13,832
                                    4,100  Kelly Services, Inc. Class A                               112,586
                                    2,700  Kenexa Corp. (a)                                           101,817
                                    1,500  Keryx Biopharmaceuticals, Inc. (a)                          14,655

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,300  Keynote Systems, Inc. (a)                             $     21,320
                                    3,970  Kforce, Inc. (a)                                            63,441
                                    4,824  Kinder Morgan Management LLC (a)                           250,366
                                    1,700  Kintera, Inc. (a)                                            3,825
                                    3,300  Knology, Inc. (a)                                           57,321
                                    1,400  Korn/Ferry International (a)                                36,764
                                    5,551  L-1 Identity Solutions, Inc. (a)                           113,518
                                    3,500  LECG Corp. (a)                                              52,885
                                       42  LQ Corp., Inc. (a)                                              40
                                    3,200  Labor Ready, Inc. (a)                                       73,952
                                    8,507  Lamar Advertising Co. Class A                              533,899
                                    3,800  Laureate Education, Inc. (a)                               234,308
                                   18,600  Lawson Software, Inc. (a)                                  183,954
                                    2,000  Layne Christensen Co. (a)                                   81,900
                                    3,600  Learning Tree International, Inc. (a)                       47,160
                                    1,500  Lincoln Educational Services Corp. (a)                      22,290
                                    2,700  Lionbridge Technologies, Inc. (a)                           15,903
                                    5,600  LivePerson, Inc. (a)                                        29,960
                                      500  Local.com Corp. (a)                                          3,440
                                    2,200  LoJack Corp. (a)                                            49,038
                                    1,342  LookSmart, Ltd. (a)                                          5,234
                                    1,200  Luminex Corp. (a)                                           14,772
                                      900  MAXIMUS, Inc.                                               39,042
                                    4,400  MIVA, Inc. (a)                                              28,600
                                    4,100  MPS Group, Inc. (a)                                         54,817
                                    1,700  MSC.Software Corp. (a)                                      23,018
                                    1,000  MWI Veterinary Supply, Inc. (a)                             39,890
                                    2,900  Macquarie Infrastructure Co. LLC                           120,292
                                    4,790  Macrovision Corp. (a)                                      143,987
                                    2,040  Magma Design Automation, Inc. (a)                           28,642
                                    3,900  Management Network Group, Inc. (a)                           8,892
                                    1,700  Manhattan Associates, Inc. (a)                              47,447
                                    6,416  Manpower, Inc.                                             591,812
                                    1,695  Mantech International Corp. Class A (a)                     52,257
                                    3,200  Marchex, Inc. Class B                                       52,224
                                    1,200  MarketAxess Holdings, Inc. (a)                              21,588
                                    2,200  Marlin Business Services, Inc. (a)                          46,882
                                    2,087  Matria Healthcare, Inc. (a)                                 63,194
                                    5,000  Maxygen, Inc. (a)                                           42,850
                                   10,477  McAfee, Inc. (a)                                           368,790
                                    4,100  Mechanical Technology, Inc. (a)                              5,166
                                    1,800  Medical Staffing Network Holdings, Inc. (a)                  9,810
                                    3,700  Mentor Graphics Corp. (a)                                   48,729
                                    3,500  Merge Technologies, Inc. (a)                                22,855
                                      925  Metro One Telecommunications, Inc. (a)                       1,924
                                      400  Michael Baker Corp. (a)                                     14,860
                                    1,290  MicroStrategy, Inc. Class A (a)                            121,892
                                    7,600  Microvision, Inc. (a)(f)                                    38,000
                                    3,700  Millennium Cell, Inc. (a)(f)                                 2,294
                                    5,966  Mindspeed Technologies, Inc. (a)                            13,185
                                    2,200  Moldflow Corp. (a)                                          48,356
                                    1,900  Momenta Pharmaceuticals, Inc. (a)(f)                        19,152
                                    3,600  Morgans Hotel Group Co. (a)                                 87,768
                                    2,500  Morningstar, Inc. (a)                                      117,563

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    7,100  NAVTEQ Corp. (a)                                      $    300,614
                                    3,200  NIC, Inc.                                                   21,888
                                    2,800  NMS Communications Corp. (a)                                 4,816
                                    1,900  NMT Medical, Inc. (a)                                       22,572
                                    1,000  NVE Corp. (a)(f)                                            35,060
                                    6,800  National Instruments Corp.                                 221,476
                                      240  Natural Health Trends Corp. (a)                                924
                                    4,400  Nautilus, Inc.                                              52,976
                                    4,900  Navigant Consulting, Inc. (a)                               90,944
                                       13  NaviSite, Inc. (a)                                              98
                                      300  Neon Communications Group, Inc. (a)                          1,494
                                    5,620  NetFlix, Inc. (a)(f)                                       108,972
                                       57  NetManage, Inc. (a)                                            262
                                      200  NetScout Systems, Inc. (a)                                   1,734
                                       20  NetSol Technologies, Inc. (a)                                   33
                                    6,600  NeuStar, Inc. Class A (a)                                  191,202
                                      200  New Century Equity Holdings Corp.                               48
                                    5,300  New Frontier Media, Inc.                                    46,216
                                    6,100  NexCen Brands, Inc. (a)                                     67,954
                                    3,000  Nighthawk Radiology Holdings, Inc. (a)(f)                   54,150
                                    3,200  Nutri/System, Inc. (a)(f)                                  223,488
                                    1,800  ORBCOMM, Inc. (a)                                           29,538
                                    3,200  Odyssey Marine Exploration, Inc. (a)                        19,232
                                    2,800  Omniture, Inc. (a)                                          64,176
                                    4,200  On Assignment, Inc. (a)                                     45,024
                                   16,300  On2 Technologies, Inc. (a)(f)                               48,900
                                    1,100  Online Resources Corp. (a)                                  12,078
                                       60  Onvia, Inc. (a)                                                514
                                   13,000  OpenTV Corp. (a)                                            27,560
                                    7,561  Openwave Systems, Inc.                                      47,332
                                    1,200  Opnet Technologies, Inc. (a)                                13,812
                                    7,600  Opsware, Inc. (a)                                           72,276
                                    4,037  Option Care, Inc.                                           62,170
                                    3,200  Orbital Sciences Corp. (a)                                  67,232
                                    1,745  Orchid Cellmark, Inc. (a)                                    8,097
                                      800  Overland Storage, Inc. (a)                                   2,080
                                    2,400  PC Mall, Inc. (a)                                           29,352
                                    1,200  PC-Tel, Inc. (a)                                            10,500
                                      900  PDI, Inc. (a)                                                9,234
                                    3,000  PHH Corp. (a)                                               93,630
                                    4,591  PLATO Learning, Inc. (a)                                    21,119
                                      600  PRA International, Inc. (a)                                 15,180
                                      570  PRG-Schultz International, Inc. (a)                          9,063
                                    4,700  Pacific Ethanol, Inc. (a)(f)                                62,040
                                    2,000  Packeteer, Inc. (a)                                         15,620
                                    2,906  Panacos Pharmaceuticals, Inc. (a)                            9,386
                                    8,000  Parametric Technology Corp. (a)                            172,880
                                      500  Pegasystems, Inc.                                            5,465
                                    3,600  People Support, Inc. (a)                                    40,860
                                    3,000  Perficient, Inc. (a)                                        62,100
                                    7,200  Perot Systems Corp. Class A (a)                            122,688
                                      120  Pfsweb, Inc. (a)                                                99
                                    2,050  PharmaNet Development Group, Inc. (a)                       65,354
                                    1,300  Phase Forward, Inc. (a)                                     21,879

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,800  Phoenix Technologies Ltd. (a)                         $     15,174
                                    7,529  Polycom, Inc. (a)                                          252,974
                                    2,300  Pomeroy IT Solutions, Inc. (a)                              22,494
                                       33  Poniard Pharmaceuticals, Inc. (a)                              224
                                    1,530  Pre-Paid Legal Services, Inc. (a)                           98,394
                                       10  Prescient Applied Intelligence, Inc. (a)                         1
                                    3,233  Priceline.com, Inc. (a)                                    222,236
                                    5,800  Primus Guaranty Ltd. (a)                                    62,176
                                    1,600  The Princeton Review, Inc. (a)                               7,648
                                    3,600  Progress Software Corp. (a)                                114,444
                                    1,175  Protection One, Inc. (a)                                    17,578
                                    2,000  The Providence Service Corp. (a)                            53,440
                                    1,700  QAD, Inc.                                                   14,110
                                    2,000  Quality Systems, Inc. (f)                                   75,940
                                    8,700  Quest Software, Inc. (a)                                   140,853
                                      500  Quixote Corp.                                                9,350
                                    1,500  Quovadx, Inc. (a)                                            4,695
                                    6,122  R.H. Donnelley Corp. (a)                                   463,925
                                    6,375  RPC, Inc.                                                  108,630
                                    1,700  Radiant Systems, Inc. (a)                                   22,508
                                    9,000  RealNetworks, Inc. (a)                                      73,530
                                   14,300  Red Hat, Inc. (a)                                          318,604
                                    1,700  Renaissance Learning, Inc.                                  22,355
                                   15,400  Republic Services, Inc. Class A                            471,856
                                    4,200  Resources Connection, Inc. (a)                             139,356
                                    1,465  Rigel Pharmaceuticals, Inc. (a)                             13,053
                                    2,000  RightNow Technologies, Inc. (a)                             32,820
                                    6,300  Riverbed Technology, Inc. (a)                              276,066
                                    1,700  Rural Cellular Corp. Class A (a)                            74,477
                                    4,100  Rural/Metro Corp. (a)                                       23,206
                                    4,633  SAVVIS, Inc. (a)                                           229,380
                                    2,415  The SCO Group, Inc. (a)                                      3,188
                                    4,900  SM&A (a)                                                    34,349
                                    1,400  SPAR Group, Inc. (a)                                         1,708
                                    2,209  SPSS, Inc. (a)                                              97,505
                                    2,500  SRA International, Inc. Class A (a)                         63,150
                                    2,400  SYKES Enterprises, Inc. (a)                                 45,576
                                      800  SYNNEX Corp. (a)                                            16,488
                                    1,229  Saba Software, Inc. (a)                                      6,305
                                       30  Salon Media Group, Inc. (a)                                     41
                                    9,700  Sapient Corp. (a)                                           74,981
                                      100  Scientific Learning Corp. (a)                                  675
                                    1,900  SeaChange International, Inc. (a)                           14,744
                                    3,200  Secure Computing Corp. (a)                                  24,288
                                    5,700  Selectica, Inc. (a)                                         10,944
                                    2,800  Senomyx, Inc. (a)                                           37,800
                                      666  Sequenom, Inc. (a)                                           3,010
                                   23,900  The ServiceMaster Co.                                      369,494
                                   109,125 Sirius Satellite Radio, Inc. (a)(f)                        329,558
                                    4,800  Sirona Dental Systems, Inc. (f)                            181,584
                                    2,500  Smith Micro Software, Inc. (a)                              37,650
                                    7,100  Solera Holdings, Inc. (a)                                  137,598
                                    6,500  Sonic Foundry, Inc. (a)                                     14,365
                                    3,700  SonicWALL, Inc. (a)                                         31,783

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,200  Sourcefire, Inc. (a)                                  $     44,768
                                    3,600  Sourceforge, Inc. (a)                                       15,192
                                    3,200  Spartech Corp.                                              84,960
                                    3,600  Spherion Corp. (a)                                          33,804
                                      100  Standard Parking Corp. (a)                                   3,513
                                    1,800  The Standard Register Co.                                   20,520
                                    2,900  Stanley, Inc. (a)                                           51,098
                                      800  Startek, Inc.                                                8,632
                                    7,300  Stericycle, Inc. (a)                                       324,558
                                    1,420  Stratasys, Inc. (a)                                         66,712
                                    6,000  Strategic Diagnostics, Inc. (a)                             27,120
                                    1,300  Strayer Education, Inc.                                    171,223
                                    3,000  SupportSoft, Inc. (a)                                       16,380
                                    4,400  Switch and Data Facilities Co., Inc. (a)                    84,436
                                   30,100  Sycamore Networks, Inc. (a)                                121,002
                                    4,700  Symyx Technologies Inc. (a)                                 54,097
                                    1,900  Synchronoss Technologies, Inc. (a)                          55,746
                                    9,905  Synopsys, Inc. (a)                                         261,789
                                    1,600  Synplicity, Inc. (a)                                        11,200
                                    4,000  Syntel, Inc.                                               121,560
                                    1,300  Sypris Solutions, Inc.                                      10,426
                                   16,200  TIBCO Software, Inc. (a)                                   146,610
                                    4,700  TNS, Inc.                                                   67,727
                                      800  TRC Cos., Inc. (a)                                          11,864
                                      700  Taleo Corp. Class A (a)                                     15,771
                                      880  Tapestry Pharmaceuticals, Inc. (a)                           1,619
                                    1,300  TechTarget, Inc. (a)                                        16,705
                                    2,300  TechTeam Global, Inc. (a)                                   27,508
                                       15  Technology Solutions Co. (a)                                    98
                                      200  TeleCommunication Systems, Inc. Class A (a)                  1,016
                                    5,900  TeleTech Holdings, Inc. (a)                                191,632
                                      200  Tenfold Corp. (a)                                               58
                                    6,225  Tetra Tech, Inc. (a)                                       134,149
                                    6,050  Tetra Technologies, Inc. (a)                               170,610
                                    1,500  TheStreet.com, Inc.                                         16,320
                                    2,000  Thomas Group, Inc.                                          21,020
                                    4,200  TradeStation Group, Inc. (a)                                48,930
                                    3,600  Transaction Systems Architects, Inc. Class A (a)           121,176
                                    3,400  Trident Microsystems, Inc. (a)                              62,390
                                    5,300  The TriZetto Group, Inc. (a)                               102,608
                                    8,777  Tumbleweed Communications Corp. (a)                         22,381
                                    5,100  URS Corp. (a)                                              247,605
                                    2,500  Ultimate Software Group, Inc. (a)                           72,325
                                   10,700  Unigene Laboratories, Inc. (a)                              23,968
                                    3,953  United Online, Inc.                                         65,185
                                      600  Universal Electronics, Inc. (a)                             21,792
                                    1,255  Universal Technical Institute, Inc. (a)                     31,864
                                    3,900  VASCO Data Security International, Inc. (a)                 88,569
                                    6,355  ValueClick, Inc. (a)                                       187,218
                                    6,500  Verenium Corp. (a)(f)                                       32,955
                                    1,574  Verso Technologies, Inc. (a)(f)                              1,275
                                       65  VerticalNet, Inc. (a)                                           34
                                    1,300  Vertrue, Inc. (a)                                           63,414
                                    2,250  Viad Corp.                                                  94,883

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    6,030  Viewpoint Corp. (a)                                   $      6,392
                                    1,730  Vignette Corp. (a)                                          33,147
                                    3,900  VistaPrint Ltd. (a)                                        149,175
                                    2,900  Visual Sciences, Inc. (a)                                   44,863
                                      900  Vital Images, Inc. (a)                                      24,444
                                    2,500  Volt Information Sciences, Inc. (a)                         46,100
                                    4,725  Waste Connections, Inc. (a)                                142,884
                                      100  Waste Industries USA, Inc.                                   3,414
                                    3,440  Watson Wyatt Worldwide, Inc.                               173,651
                                      666  Wave Systems Corp. Class A (a)                               1,385
                                    5,000  WebMD Health Corp. Class A (a)                             235,350
                                    2,800  Websense, Inc. (a)                                          59,500
                                    2,800  Website Pros, Inc. (a)                                      26,376
                                    6,750  Weight Watchers International, Inc.                        343,170
                                      500  Westaff, Inc. (a)                                            2,170
                                    5,000  Wind River Systems, Inc. (a)                                55,000
                                    4,400  Wireless Facilities, Inc. (a)                                7,392
                                      200  WorldGate Communications, Inc. (a)                              98
                                    8,500  Wynn Resorts Ltd. (f)                                      762,365
                                    3,400  Zix Corp. (a)(f)                                             6,290
                                                                                                 ------------
                                                                                                   39,959,923
-------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%                    1,200  AEP Industries, Inc. (a)                                    54,012
                                    1,600  AMCOL International Corp.                                   43,696
                                    1,425  Aceto Corp.                                                 13,210
                                    4,800  Airgas, Inc.                                               229,920
                                    6,400  Albemarle Corp.                                            246,592
                                    1,400  Anika Therapeutics, Inc. (a)                                21,266
                                    1,200  Arch Chemicals, Inc.                                        42,168
                                    1,500  Bio-Rad Laboratories, Inc. Class A (a)                     113,355
                                    3,100  Brady Corp.                                                115,134
                                    4,400  Cabot Corp.                                                209,792
                                    4,400  Calgon Carbon Corp. (a)(f)                                  51,040
                                   11,700  Celanese Corp. Series A                                    453,726
                                   13,900  Chemtura Corp.                                             154,429
                                    4,100  Cytec Industries, Inc.                                     261,457
                                   13,736  Entegris, Inc. (a)                                         163,184
                                    3,600  Ferro Corp.                                                 89,748
                                    4,200  Georgia Gulf Corp. (f)                                      76,062
                                    3,400  H.B. Fuller Co.                                            101,626
                                      300  Hawkins, Inc.                                                4,635
                                   15,800  Huntsman Corp.                                             384,098
                                    2,050  KMG Chemicals, Inc.                                         54,182
                                    1,600  Koppers Holdings, Inc.                                      53,888
                                    4,882  Kronos Worldwide, Inc.                                     123,271
                                      300  LSB Industries, Inc. (a)                                     6,399
                                    4,000  Landec Corp. (a)                                            53,600
                                    5,615  Lubrizol Corp.                                             362,448
                                   18,656  Lyondell Chemical Co.                                      692,511
                                      450  Mace Security International, Inc. (a)                        1,170
                                    1,600  Matrixx Initiatives, Inc. (a)                               33,488
                                   34,400  The Mosaic Co. (a)                                       1,342,288
                                   10,100  Nalco Holding Co.                                          277,245
                                      720  NewMarket Corp.                                             34,826
                                    2,200  Nuco2, Inc. (a)                                             56,474

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,200  OM Group, Inc. (a)                                    $    116,424
                                    7,092  Olin Corp.                                                 148,932
                                    2,400  Omnova Solutions, Inc. (a)                                  14,520
                                    2,000  OxiGene, Inc. (a)                                            7,960
                                      400  Penford Corp.                                               10,916
                                    5,500  PolyOne Corp. (a)                                           39,545
                                      600  Quaker Chemical Corp.                                       14,160
                                    8,900  RPM International, Inc.                                    205,679
                                    4,400  Rentech, Inc. (a)                                           11,396
                                    1,900  Repligen Corp. (a)                                           7,410
                                    4,600  Rockwood Holdings, Inc. (a)                                168,130
                                    1,600  Rogers Corp. (a)                                            59,200
                                    3,900  Rollins, Inc.                                               88,803
                                    2,800  SRS Labs Inc. (a)                                           27,300
                                    2,500  Schawk, Inc.                                                50,050
                                    3,500  Schulman A, Inc.                                            85,155
                                    2,200  Sensient Technologies Corp.                                 55,858
                                      400  Stepan Co.                                                  12,112
                                    1,300  TOR Minerals International, Inc. (a)                         3,198
                                    1,700  Terra Nitrogen Co. LP (f)                                  216,019
                                    1,600  Tredegar Corp.                                              34,080
                                    1,300  Trex Co., Inc. (a)(f)                                       25,519
                                    5,400  Tronox, Inc. Class A                                        77,652
                                    5,100  UAP Holding Corp.                                          153,714
                                    6,000  Valspar Corp.                                              170,460
                                    1,900  WD-40 Co.                                                   62,453
                                    4,300  WR Grace & Co. (a)                                         105,307
                                    4,000  Wellman, Inc.                                               12,160
                                    4,500  Westlake Chemical Corp.                                    126,540
                                    2,800  Zoltek Cos., Inc. (a)(f)                                   116,284
                                                                                                 ------------
                                                                                                    8,147,876
-------------------------------------------------------------------------------------------------------------
Construction - 1.8%                 8,900  Aecom Technology Corp. (a)                                 220,809
                                    2,300  American Woodmark Corp.                                     79,580
                                      400  Ameron International Corp.                                  36,076
                                    3,600  Apogee Enterprises, Inc.                                   100,152
                                    3,800  Armstrong World Industries, Inc. (a)                       190,570
                                    4,400  Beacon Roofing Supply, Inc. (a)(f)                          74,756
                                    2,564  Beazer Homes USA, Inc.                                      63,254
                                    2,000  BlueLinx Holdings, Inc.                                     20,980
                                    1,876  Brookfield Homes Corp. (f)                                  54,573
                                    3,300  Bucyrus International, Inc.                                233,574
                                    1,900  Builders FirstSource, Inc. (a)                              30,514
                                    2,880  Building Material Holding Corp.                             40,867
                                      410  Cavco Industries, Inc. (a)                                  15,383
                                    2,475  Ceradyne, Inc. (a)                                         183,051
                                    3,800  Comstock Homebuilding Cos., Inc. Class A (a)                10,450
                                      500  Dominion Homes, Inc. (a)(f)                                  2,315
                                    2,133  Dycom Industries, Inc. (a)                                  63,947
                                    1,900  EMCOR Group, Inc. (a)                                      138,510
                                    4,220  Eagle Materials, Inc.                                      206,991
                                    4,275  Florida Rock Industries, Inc.                              288,563
                                    2,950  Granite Construction, Inc.                                 189,331
                                    6,000  Great Lakes Dredge & Dock Corp. (a)                         57,000
                                      400  Home Solutions of America, Inc. (a)(f)                       2,392

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    5,100  Hovnanian Enterprises, Inc. Class A (a)(f)            $     84,303
                                    1,400  Huttig Building Products, Inc. (a)                          10,598
                                    2,300  InfraSource Services, Inc. (a)                              85,330
                                    3,100  Insituform Technologies, Inc. Class A (a)                   67,611
                                    1,800  Interline Brands, Inc. (a)                                  46,944
                                   12,700  KBR, Inc. (a)                                              333,121
                                      300  LS Starrett Co. Class A                                      5,496
                                    4,050  LSI Industries, Inc.                                        72,495
                                    1,380  Levitt Corp. Class A                                        13,013
                                    2,100  M/I Homes, Inc.                                             55,860
                                    3,816  MDC Holdings, Inc.                                         184,542
                                    3,300  Martin Marietta Materials, Inc.                            534,666
                                    3,000  Mastec, Inc. (a)                                            47,460
                                    1,600  Meritage Homes Corp. (a)                                    42,800
                                    2,300  NCI Building Systems, Inc. (a)                             113,459
                                      419  NVR, Inc. (a)                                              284,815
                                    9,500  Owens Corning, Inc. (a)                                    319,485
                                      500  PGT, Inc. (a)                                                5,465
                                    3,700  Palm Harbor Homes, Inc. (a)(f)                              52,355
                                      100  Patriot Transportation Holding, Inc. (a)                     8,670
                                      500  Performance Technologies, Inc. (a)                           2,260
                                    2,100  Perini Corp. (a)                                           129,213
                                    7,500  Quanta Services, Inc. (a)                                  230,025
                                    4,300  Quest Resource Corp. (a)                                    50,224
                                    4,000  Ryland Group, Inc.                                         149,480
                                    9,400  SBA Communications Corp. Class A (a)                       315,746
                                    2,500  Simpson Manufacturing Co., Inc. (f)                         84,350
                                    1,800  Skyline Corp.                                               54,018
                                    4,700  Standard-Pacific Corp.                                      82,391
                                    2,000  Texas Industries, Inc.                                     156,820
                                   10,000  Toll Brothers, Inc. (a)                                    249,800
                                    3,300  Tousa, Inc.                                                 13,827
                                      500  UMH Properties, Inc.                                         7,095
                                    5,600  US Concrete, Inc. (a)                                       48,664
                                    7,200  USG Corp. (a)(f)                                           353,088
                                    4,000  WCI Communities, Inc. (a)(f)                                66,720
                                    3,900  WESCO International, Inc. (a)                              235,755
                                    4,100  Walter Industries, Inc.                                    118,736
                                    5,300  Westell Technologies, Inc. Class A (a)                      13,833
                                    3,800  Williams Scotsman International, Inc. (a)                   90,478
                                                                                                 ------------
                                                                                                    7,124,649
-------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%          1,700  American Technology Corp. (a)(f)                             6,375
                                    6,040  Avis Budget Group, Inc. (a)                                171,717
                                      800  Bassett Furniture Industries, Inc.                          10,920
                                    4,400  Champion Enterprises, Inc. (a)(f)                           43,252
                                    1,000  Compx International, Inc.                                   18,500
                                      800  Conn's, Inc. (a)                                            22,848
                                    1,000  Design Within Reach, Inc. (a)                                5,950
                                    1,700  Emerson Radio Corp. (a)                                      5,100
                                    3,500  Ethan Allen Interiors, Inc.                                119,875
                                      200  Flexsteel Industries, Inc.                                   2,898
                                    4,200  Furniture Brands International, Inc.                        59,640
                                   37,901  Gemstar-TV Guide International, Inc. (a)                   186,473
                                    2,700  Genlyte Group, Inc. (a)                                    212,058

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,920  Griffon Corp. (a)                                     $     63,598
                                    3,000  Haverty Furniture Cos., Inc.                                35,010
                                    3,300  Helen of Troy Ltd. (a)                                      89,100
                                   24,300  Hertz Global Holdings, Inc. (a)                            645,651
                                    6,500  Interface, Inc. Class A                                    122,590
                                    2,800  Kimball International, Inc. Class B                         39,228
                                      200  Koss Corp.                                                   3,756
                                    3,100  La-Z-Boy, Inc.                                              35,526
                                    2,000  Lifetime Brands, Inc. (f)                                   40,900
                                      500  Mac-Gray Corp. (a)                                           7,650
                                    5,164  Mohawk Industries, Inc. (a)                                520,480
                                      400  National Presto Industries, Inc.                            24,936
                                   10,400  RSC Holdings, Inc. (a)                                     208,000
                                    4,505  Restoration Hardware, Inc. (a)                              25,138
                                    1,700  Rockford Corp. (a)(f)                                        3,927
                                      600  Salton, Inc. (a)                                             1,122
                                    6,100  Sealy Corp.                                                100,772
                                    5,750  Select Comfort Corp. (a)(f)                                 93,265
                                    1,500  Stanley Furniture Co., Inc.                                 30,810
                                    3,700  Sturm Ruger & Co., Inc. (a)                                 57,424
                                    5,400  Tempur-Pedic International, Inc.                           139,860
                                    2,990  Toro Co.                                                   176,081
                                    6,600  United Rentals, Inc. (a)                                   214,764
                                      642  Virco Manufacturing Corp. (a)                                4,179
                                                                                                 ------------
                                                                                                    3,549,373
-------------------------------------------------------------------------------------------------------------
Containers - 0.4%                  11,700  Crown Holdings, Inc. (a)                                   292,149
                                   21,500  Graphic Packaging Corp. (a)(f)                             104,060
                                    3,000  Greif, Inc.                                                178,830
                                    3,100  Mobile Mini, Inc. (a)                                       90,520
                                   12,800  Owens-Illinois, Inc. (a)                                   448,000
                                    3,500  Silgan Holdings, Inc.                                      193,480
                                    7,500  Sonoco Products Co.                                        321,075
                                    5,500  Trimas Corp. (a)                                            66,440
                                                                                                 ------------
                                                                                                    1,694,554
-------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.8%                 6,800  Abraxas Petroleum Corp. (a)                                 30,532
                                    3,200  Alon USA Energy, Inc.                                      140,832
                                    8,800  American Oil & Gas, Inc. (a)                                59,664
                                    1,600  Arena Resources, Inc. (a)                                   92,976
                                    2,834  Atlas America, Inc.                                        152,244
                                    2,600  Atlas Pipeline Holdings LP                                 108,810
                                    1,200  BPZ Energy, Inc. (a)                                         6,696
                                    1,800  Basic Energy Services, Inc. (a)                             46,026
                                    3,800  Bill Barrett Corp. (a)                                     139,954
                                    3,100  Bois d'Arc Energy, Inc. (a)                                 52,793
                                    1,100  Bolt Technology Corp. (a)                                   48,444
                                   10,900  CNX Gas Corp. (a)                                          333,540
                                    1,000  Callon Petroleum Co. (a)                                    14,170
                                    2,900  Carrizo Oil & Gas, Inc. (a)                                120,263
                                    1,900  Clayton Williams Energy, Inc. (a)                           50,293
                                    6,300  Clean Energy Fuels Corp. (a)                                79,128
                                    2,100  Comstock Resources, Inc. (a)                                62,937
                                   11,000  Continental Resources, Inc. (a)                            176,000
                                    4,100  Crosstex Energy LP                                         144,566
                                    6,435  Delta Petroleum Corp. (a)(f)                               129,150

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                   10,700  Diamond Offshore Drilling, Inc.                       $  1,086,692
                                    1,300  Dorchester Minerals LP                                      28,600
                                    5,800  Dresser-Rand Group, Inc. (a)                               229,100
                                    6,200  EXCO Resources, Inc. (a)                                   108,128
                                    4,200  Edge Petroleum Corp. (a)(f)                                 58,842
                                    1,414  Enbridge Energy Management LLC (a)                          78,675
                                    7,000  Enbridge Energy Partners LP                                388,850
                                    5,100  Encore Acquisition Co. (a)                                 141,780
                                   12,100  Endeavour International Corp. (a)                           18,150
                                    4,326  Energy Partners Ltd. (a)                                    72,201
                                   17,700  Energy Transfer Equity LP                                  752,073
                                    5,600  FX Energy, Inc. (a)                                         51,240
                                    8,800  Frontier Oil Corp.                                         385,176
                                    1,300  GMX Resources Inc. (a)                                      44,980
                                    5,100  Gasco Energy, Inc. (a)(f)                                   12,087
                                    1,500  Geokinectics, Inc. (a)                                      46,545
                                   10,830  Global Industries Ltd. (a)                                 290,461
                                    2,130  Gulf Island Fabrication, Inc.                               73,911
                                    2,600  Gulfmark Offshore, Inc. (a)                                133,172
                                    3,700  Harvest Natural Resources, Inc. (a)                         44,067
                                    6,484  Helix Energy Solutions Group, Inc. (a)                     258,776
                                    3,500  Hercules Offshore, Inc. (a)(f)                             113,330
                                      100  Hiland Partners LP                                           5,451
                                    5,100  Holly Corp.                                                378,369
                                    3,800  Horizon Offshore, Inc. (a)                                  72,960
                                    1,200  Inergy Holdings LP                                          61,068
                                    3,500  Linn Energy LLC (f)                                        115,185
                                    4,500  Magellan Midstream Partners LP                             209,610
                                    5,099  Mariner Energy, Inc. (a)                                   123,651
                                    1,500  MarkWest Energy Partners LP                                 52,200
                                    2,900  Matrix Service Co. (a)                                      72,065
                                    4,100  McMoRan Exploration Co. (a)(f)                              57,400
                                    5,100  Meridian Resource Corp. (a)                                 15,402
                                    8,598  Newfield Exploration Co. (a)                               391,639
                                    3,600  Nustar Energy LP                                           246,600
                                      700  OYO Geospace Corp. (a)                                      51,933
                                   12,910  Patterson-UTI Energy, Inc.                                 338,371
                                   14,401  PetroHawk Energy Corp. (a)                                 228,400
                                    5,900  Petroquest Energy, Inc. (a)                                 85,786
                                    9,375  Pioneer Natural Resources Co.                              456,656
                                    5,184  Plains Exploration & Production Co. (a)                    247,847
                                    4,800  Pogo Producing Co.                                         243,792
                                   11,000  Pride International, Inc. (a)                              412,060
                                    4,980  Quicksilver Resources, Inc. (a)(f)                         222,008
                                    9,600  Ram Energy Resources, Inc. (a)                              52,032
                                    5,500  Rosetta Resources, Inc. (a)                                118,470
                                    4,400  St. Mary Land & Exploration Co.                            161,128
                                    2,679  Stone Energy Corp. (a)                                      91,783
                                    3,300  Suburban Propane Partners LP                               157,971
                                    1,600  Sunoco Logistics Partners LP                                96,128
                                    5,826  Superior Energy Services, Inc. (a)                         232,574
                                    3,600  Superior Offshore International, Inc. (a)                   65,520
                                    3,100  Superior Well Services, Inc. (a)                            78,771
                                    9,000  Syntroleum Corp. (a)(f)                                     24,840

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    6,300  TEPPCO Partners LP                                    $    279,468
                                    5,000  TODCO Class A (a)                                          236,050
                                    5,200  Teekay Corp.                                               301,132
                                   11,400  Tesoro Corp.                                               651,510
                                    1,700  Transmontaigne Partners LP                                  60,044
                                    4,800  Tri-Valley Corp. (a)(f)                                     37,920
                                   11,600  Ultra Petroleum Corp. (a)                                  640,784
                                    1,300  Union Drilling, Inc. (a)                                    21,346
                                    2,400  Universal Compression Holdings, Inc. (a)                   173,928
                                    5,600  Vaalco Energy, Inc. (a)                                     27,048
                                    4,800  W&T Offshore, Inc.                                         134,352
                                    5,900  Warren Resources, Inc. (a)                                  68,912
                                    5,800  Western Refining, Inc.                                     335,240
                                    2,000  Whiting Petroleum Corp. (a)                                 81,040
                                                                                                 ------------
                                                                                                   14,622,298
-------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 8.9%             2,200  ABX Air, Inc. (a)                                           17,732
                                    3,400  AMERIGROUP Corp. (a)                                        80,920
                                      900  ATS Medical, Inc. (a)                                        1,818
                                    7,050  AVANIR Pharmaceuticals Class A (a)(f)                       16,850
                                    3,100  AVI BioPharma, Inc. (a)                                      8,680
                                    2,300  Abaxis, Inc. (a)                                            47,978
                                    1,100  Abiomed, Inc. (a)                                           11,858
                                   14,052  Abraxis BioScience, Inc. (a)                               312,376
                                    4,300  Acadia Pharmaceuticals, Inc. (a)                            58,781
                                    1,600  Accelrys, Inc. (a)                                          10,064
                                    5,200  Accuray, Inc. (a)                                          115,336
                                    2,500  Acorda Therapeutics, Inc. (a)                               42,650
                                    3,200  Adams Respiratory Therapeutics, Inc. (a)(f)                126,048
                                    9,100  Adolor Corp. (a)(f)                                         33,761
                                    1,800  Advanced Magnetics, Inc. (a)                               104,688
                                    5,235  Advanced Medical Optics, Inc. (a)                          182,597
                                      500  Affymax, Inc. (a)                                           13,480
                                    1,700  Air Methods Corp. (a)                                       62,339
                                    2,000  Albany Molecular Research, Inc. (a)                         29,700
                                    3,400  Alexion Pharmaceuticals, Inc. (a)                          153,204
                                    3,600  Alexza Pharmaceuticals, Inc. (a)                            29,772
                                    5,300  Align Technology, Inc. (a)                                 128,048
                                    8,500  Alkermes, Inc. (a)                                         124,100
                                        2  Allegro Biodiesel Corp. (a)                                      4
                                    3,300  Alliance Imaging, Inc. (a)                                  30,987
                                    6,800  Allos Therapeutics, Inc. (a)                                30,056
                                    5,345  Allscripts Healthcare Solutions, Inc. (a)(f)               136,191
                                    5,100  Alpharma, Inc. Class A                                     132,651
                                      500  Altus Pharmaceuticals, Inc. (a)                              5,770
                                    2,967  Amedisys, Inc. (a)                                         107,791
                                      800  America Service Group, Inc. (a)                             13,536
                                      800  American Dental Partners, Inc. (a)                          20,776
                                    7,400  American Medical Systems Holdings, Inc. (a)                133,496
                                    4,300  Amicus Therapeutics, Inc. (a)                               49,450
                                    3,000  Amsurg Corp. (a)                                            72,420
                                   11,400  Amylin Pharmaceuticals, Inc. (a)                           469,224
                                    1,700  Anadys Pharmaceuticals, Inc. (a)                             6,324
                                      400  Anesiva, Inc. (a)                                            2,460
                                    2,990  AngioDynamics, Inc. (a)                                     53,850

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,100  Animal Health International, Inc. (a)                 $     44,919
                                   10,600  Antigenics, Inc. (a)(f)                                     30,316
                                    4,300  Applera Corp. - Celera Genomics Group (a)                   53,320
                                    3,500  Apria Healthcare Group, Inc. (a)                           100,695
                                    1,900  Arcadia Resources, Inc. (a)(f)                               2,375
                                    4,240  Arena Pharmaceuticals, Inc. (a)                             46,598
                                    9,900  Ariad Pharmaceuticals, Inc. (a)                             54,351
                                    2,430  Arqule, Inc. (a)                                            17,132
                                    4,300  Array Biopharma, Inc. (a)                                   50,181
                                    4,600  Arrow International, Inc.                                  176,088
                                    2,900  ArthroCare Corp. (a)                                       127,339
                                    1,100  Aspect Medical Systems, Inc. (a)                            16,456
                                    7,100  Assisted Living Concepts, Inc. (a)                          75,615
                                    8,400  Atherogenics, Inc. (a)(f)                                   17,976
                                    3,500  Auxilium Pharmaceuticals, Inc. (a)                          55,790
                                    4,400  Avant Immunotherapeutics, Inc. (a)                           3,652
                                    1,000  Avigen, Inc. (a)                                             6,150
                                    1,700  Barrier Therapeutics, Inc. (a)                              11,050
                                    4,900  Beckman Coulter, Inc.                                      316,932
                                      900  Bentley Pharmaceuticals, Inc. (a)                           10,926
                                    1,800  Bio-Reference Labs, Inc. (a)                                49,230
                                    1,700  BioCryst Pharmaceuticals, Inc. (a)(f)                       13,141
                                    9,300  BioMarin Pharmaceuticals, Inc. (a)                         166,842
                                      200  BioMimetic Therapeutics, Inc. (a)                            3,126
                                      900  BioSphere Medical, Inc. (a)                                  6,363
                                    5,400  Bioenvision, Inc. (a)                                       31,212
                                    2,400  Biolase Technology, Inc. (a)                                14,568
                                   16,816  Biopure Corp. (a)(f)                                        13,621
                                    2,596  Bioscript, Inc. (a)                                         12,461
                                      900  Bradley Pharmaceuticals, Inc. (a)                           19,539
                                    2,050  CONMED Corp. (a)                                            60,024
                                    6,700  CV Therapeutics, Inc. (a)(f)                                88,507
                                      900  Cadence Pharmaceuticals, Inc. (a)                           10,917
                                   16,300  Calypte Biomedical Corp. (a)                                 1,304
                                    3,400  Cambrex Corp.                                               45,118
                                      800  Caraco Pharmaceutical Laboratories Ltd. (a)                 12,144
                                    3,210  Cardiac Science Corp. (a)                                   35,182
                                    2,900  CardioDynamics International Corp. (a)                       1,943
                                    1,476  Cardiotech International, Inc. (a)                           1,963
                                    3,950  Cell Therapeutics, Inc. (a)(f)                              12,048
                                    3,500  Centene Corp. (a)                                           74,970
                                    5,100  Cephalon, Inc. (a)                                         409,989
                                    1,400  Cerus Corp. (a)                                              9,464
                                    4,092  Charles River Laboratories International, Inc. (a)         211,229
                                    2,500  Cholestech Corp. (a)                                        54,975
                                    1,700  Ciphergen Biosystems, Inc. (a)                               1,615
                                   11,200  Clarient, Inc. (a)                                          22,624
                                       58  Clinical Data, Inc. (a)                                      1,227
                                      200  Coley Pharmaceutical Group, Inc. (a)                           724
                                    3,500  Collagenex Pharmaceuticals, Inc. (a)                        43,400
                                    7,400  Columbia Laboratories, Inc. (a)                             17,834
                                    6,400  Community Health Systems, Inc. (a)                         258,880
                                    3,700  Conceptus, Inc. (a)                                         71,669
                                    3,143  Cooper Cos., Inc.                                          167,585

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,500  Corvel Corp. (a)                                      $     39,210
                                    4,000  Covance, Inc. (a)                                          274,240
                                    2,400  CryoLife, Inc. (a)                                          31,224
                                    4,500  Cubist Pharmaceuticals, Inc. (a)                            88,695
                                    3,300  Curis, Inc. (a)                                              3,861
                                    1,500  Cutera, Inc. (a)                                            37,380
                                    1,500  Cyberonics, Inc. (a)(f)                                     25,230
                                    1,500  Cynosure, Inc. Class A (a)                                  54,645
                                    4,300  Cypress Bioscience, Inc. (a)                                56,889
                                   10,200  CytRx Corp. (a)(f)                                          31,824
                                      930  Cytogen Corp. (a)                                            1,814
                                    1,700  Cytokinetics, Inc. (a)                                       9,605
                                    8,200  Cytyc Corp. (a)                                            353,502
                                    2,700  DJO, Inc. (a)                                              111,429
                                    9,000  DaVita, Inc. (a)                                           484,920
                                    7,250  Dade Behring Holdings, Inc.                                385,120
                                    1,400  Datascope Corp.                                             53,592
                                      900  Daxor Corp. (a)                                             13,734
                                    9,230  Dendreon Corp. (a)(f)                                       65,348
                                   12,100  Dentsply International, Inc.                               462,946
                                    8,100  Depomed, Inc. (a)                                           38,637
                                    4,800  DexCom, Inc. (a)(f)                                         39,312
                                    1,300  Dialysis Corp. of America (a)                               13,455
                                    2,200  Digene Corp. (a)                                           132,110
                                   10,100  Discovery Laboratories, Inc. (a)                            28,583
                                    8,900  Durect Corp. (a)                                            34,265
                                    1,300  Dusa Pharmaceuticals, Inc. (a)                               4,004
                                        4  Dynacq Healthcare, Inc. (a)                                     11
                                    4,700  Dynavax Technologies Corp. (a)                              19,458
                                      600  E-Z-EM, Inc. (a)                                             9,600
                                    4,566  EPIX Pharmaceuticals, Inc. (a)                              25,615
                                    4,600  Edwards Lifesciences Corp. (a)                             226,964
                                    1,400  Emergency Medical Services Corp. (a)                        54,782
                                      600  Emergent Biosolutions, Inc. (a)                              6,180
                                      600  Emeritus Corp. (a)                                          18,588
                                    4,800  Emisphere Technologies, Inc. (a)                            23,232
                                   10,800  Endo Pharmaceuticals Holdings, Inc. (a)                    369,684
                                    6,200  Endologix, Inc. (a)                                         27,714
                                    4,300  Entremed, Inc. (a)                                           6,579
                                    1,373  Enzo Biochem, Inc. (a)                                      20,526
                                    7,800  Enzon Pharmaceuticals, Inc. (a)                             61,230
                                      673  EpiCept Corp. (a)                                            1,440
                                      725  Escalon Medical Corp. (a)                                    2,886
                                    3,781  ev3, Inc. (a)                                               63,823
                                    1,600  Exact Sciences Corp. (a)                                     4,624
                                      700  Exactech, Inc. (a)                                          11,256
                                      692  Fonar Corp. (a)                                              3,432
                                    2,100  FoxHollow Technologies, Inc. (a)                            44,604
                                    3,600  GTx, Inc. (a)                                               58,284
                                    3,100  Gen-Probe, Inc. (a)                                        187,302
                                      566  Genaera Corp. (a)                                            1,585
                                    1,900  Gene Logic, Inc. (a)                                         2,622
                                    1,060  Genelabs Technologies, Inc. (a)                              2,470
                                   83,740  Genentech, Inc. (a)                                      6,335,768

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,950  Genesis HealthCare Corp. (a)                          $    133,419
                                    2,100  Genitope Corp. (a)(f)                                        8,106
                                    2,700  Genomic Health, Inc. (a)(f)                                 50,760
                                    7,800  Genta, Inc. (a)                                              2,300
                                      900  GenVec, Inc. (a)                                             2,115
                                    3,800  Geron Corp. (a)                                             26,752
                                    1,200  Greatbatch, Inc. (a)                                        38,880
                                    3,100  HMS Holdings Corp. (a)                                      59,334
                                    2,200  Haemonetics Corp. (a)                                      115,742
                                    7,300  Halozyme Therapeutics, Inc. (a)                             67,379
                                    3,100  Hansen Medical, Inc. (a)                                    58,559
                                    5,400  Health Grades Inc. (a)                                      35,154
                                   20,480  Health Management Associates, Inc. Class A                 232,653
                                    7,580  Health Net, Inc. (a)                                       400,224
                                    4,000  HealthExtras, Inc. (a)                                     118,320
                                    5,200  HealthSouth Corp. (a)(f)                                    94,172
                                    4,800  HealthSpring, Inc. (a)                                      91,488
                                    1,900  HealthTronics, Inc. (a)                                      8,265
                                    3,051  Healthcare Services Group, Inc.                             90,005
                                    3,400  Healthways, Inc. (a)                                       161,058
                                    1,300  Hemispherx Biopharma, Inc. (a)                               1,716
                                    6,200  Henry Schein, Inc. (a)                                     331,266
                                    6,600  Herbalife Ltd.                                             261,690
                                      775  Hi-Tech Pharmacal Co., Inc. (a)                              9,254
                                    4,045  Hillenbrand Industries, Inc.                               262,925
                                    2,300  Hollis-Eden Pharmaceuticals, Inc. (a)                        4,692
                                    4,700  Hologic, Inc. (a)                                          259,957
                                    4,600  Hooper Holmes, Inc. (a)                                     15,410
                                   13,800  Human Genome Sciences, Inc. (a)                            123,096
                                    2,900  Hydron Technologies, Inc. (a)                                  638
                                    1,600  ICU Medical, Inc. (a)                                       68,704
                                    3,000  II-VI, Inc. (a)                                             81,510
                                    2,700  Idexx Laboratories, Inc. (a)                               255,501
                                    1,100  I-Flow Corp. (a)                                            18,414
                                    6,021  ImClone Systems, Inc. (a)                                  212,903
                                    5,537  Immucor, Inc. (a)                                          154,870
                                    4,000  Immunicon Corp. (a)                                          8,200
                                    2,900  ImmunoGen, Inc. (a)                                         16,095
                                    8,300  Immunomedics, Inc. (a)                                      34,445
                                    8,800  Incyte Corp. (a)                                            52,800
                                    5,800  Indevus Pharmaceuticals, Inc. (a)                           39,034
                                    4,200  Insmed, Inc. (a)                                             3,402
                                    6,400  Inspire Pharmaceuticals, Inc. (a)                           40,448
                                    3,000  Integra LifeSciences Holdings Corp. (a)                    148,260
                                    3,300  InterMune, Inc. (a)(f)                                      85,602
                                    2,600  Introgen Therapeutics, Inc. (a)                              9,360
                                    2,450  Intuitive Surgical, Inc. (a)                               339,987
                                    1,900  Invacare Corp.                                              34,827
                                    2,928  Inverness Medical Innovations, Inc. (a)                    149,387
                                    6,600  Isis Pharmaceuticals, Inc. (a)                              63,888
                                    4,600  Ista Pharmaceuticals, Inc. (a)(f)                           33,948
                                      700  Javelin Pharmaceuticals, Inc. (a)                            4,333
                                      500  Jazz Pharmaceuticals, Inc. (a)                               7,995
                                    2,500  KV Pharmaceutical Co. Class A (a)                           68,100

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,500  Kendle International, Inc. (a)                        $     55,155
                                    2,100  Kensey Nash Corp. (a)                                       56,301
                                    3,890  Kindred Healthcare, Inc. (a)                               119,501
                                    5,015  Kinetic Concepts, Inc. (a)                                 260,630
                                    1,700  Kosan Biosciences, Inc. (a)                                  8,874
                                    3,600  Kyphon, Inc. (a)                                           173,340
                                    1,950  LCA-Vision, Inc.                                            92,157
                                    2,300  LHC Group, Inc. (a)                                         60,260
                                    5,540  La Jolla Pharmaceutical Co. (a)                             24,819
                                    1,210  Lakeland Industries, Inc. (a)                               16,771
                                      400  Landauer, Inc.                                              19,700
                                      300  Langer, Inc. (a)                                             1,644
                                      800  Lectec Corp. (a)                                             3,800
                                    2,700  Lexicon Genetics, Inc. (a)                                   8,667
                                    3,000  LifeCell Corp. (a)                                          91,620
                                      700  Lifecore Biomedical, Inc. (a)                               11,109
                                    5,245  LifePoint Hospitals, Inc. (a)                              202,877
                                    8,200  Ligand Pharmaceuticals, Inc. Class B (f)                    56,416
                                    6,600  Lincare Holdings, Inc. (a)                                 263,010
                                    1,600  MEDTOX Scientific, Inc. (a)                                 46,880
                                    6,140  MGI Pharma, Inc. (a)                                       137,352
                                    3,579  Magellan Health Services, Inc. (a)                         166,316
                                    3,100  Mannatech, Inc. (f)                                         49,259
                                    7,600  MannKind Corp. (a)(f)                                       93,708
                                    2,200  Martek Biosciences Corp. (a)                                57,134
                                    9,800  Medarex, Inc. (a)                                          140,042
                                    1,900  MedCath Corp. (a)                                           60,420
                                      900  Medical Action Industries, Inc. (a)                         16,254
                                    4,370  Medicines Co. (a)                                           76,999
                                    4,600  Medicis Pharmaceutical Corp. Class A                       140,484
                                    2,100  Medifast, Inc. (a)(f)                                       18,795
                                    2,030  Medis Technologies Ltd. (a)(f)                              29,821
                                    3,400  Medivation, Inc. (a)                                        69,462
                                      300  Medwave, Inc. (a)                                               78
                                      100  Memory Pharmaceuticals Corp. (a)                               237
                                    4,100  Mentor Corp.                                               166,788
                                    2,025  Meridian Bioscience, Inc.                                   43,862
                                    1,568  Merit Medical Systems, Inc. (a)                             18,753
                                    2,800  Metabolix, Inc. (a)                                         70,084
                                      300  Metropolitan Health Networks, Inc. (a)                         525
                                      533  Micromet, Inc. (a)                                           1,215
                                    2,600  Microtek Medical Holdings, Inc. (a)                         11,960
                                    1,800  Micrus Endovascular Corp. (a)                               44,280
                                    1,400  MiddleBrook Pharmaceuticals, Inc. (a)                        3,542
                                   19,538  Millennium Pharmaceuticals, Inc. (a)                       206,517
                                    1,600  Mine Safety Appliances Co.                                  70,016
                                      400  Molecular Insight Pharmaceuticals, Inc. (a)                  3,776
                                    1,700  Molina Healthcare, Inc. (a)                                 51,884
                                   13,060  Monogram Biosciences, Inc. (a)                              22,071
                                    3,800  Myriad Genetics, Inc. (a)                                  141,322
                                    5,100  NBTY, Inc. (a)                                             220,320
                                    8,840  NPS Pharmaceuticals, Inc. (a)                               36,598
                                    3,500  Nabi Biopharmaceuticals (a)                                 16,100
                                      150  National Dentex Corp. (a)                                    2,816

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                      400  National Healthcare Corp.                             $     20,640
                                      400  Natrol, Inc. (a)                                             1,344
                                    1,100  Natus Medical, Inc. (a)                                     17,512
                                    9,200  Nektar Therapeutics (a)(f)                                  87,308
                                    4,486  Neopharm, Inc. (a)                                           5,159
                                    1,900  Neose Technologies, Inc. (a)                                 4,693
                                    4,245  Neurocrine Biosciences, Inc. (a)                            47,671
                                    2,600  Neurogen Corp. (a)                                          17,264
                                    1,700  Neurometrix, Inc. (a)(f)                                    16,507
                                    3,000  Northfield Laboratories, Inc. (a)(f)                         4,260
                                      300  Nova Biosource Fuels, Inc. (a)                                 765
                                    4,000  Novacea, Inc. (a)                                           37,800
                                    3,500  Novavax, Inc. (a)                                           10,150
                                    2,600  Noven Pharmaceuticals, Inc. (a)                             60,970
                                    1,400  Nutraceutical International Corp. (a)                       23,198
                                    3,200  NuVasive, Inc. (a)                                          86,432
                                   10,221  Nuvelo, Inc. (a)                                            27,801
                                    3,700  NxStage Medical, Inc. (a)                                   47,841
                                    5,267  OSI Pharmaceuticals, Inc. (a)                              190,718
                                    4,500  Oakley, Inc.                                               127,800
                                    2,800  Obagi Medical Products, Inc. (a)                            49,616
                                    3,850  Odyssey HealthCare, Inc. (a)                                45,661
                                    7,700  Omnicare, Inc.                                             277,662
                                    1,600  Omrix Biopharmaceuticals, Inc. (a)                          50,336
                                    3,900  Onyx Pharmaceuticals, Inc. (a)                             104,910
                                    4,775  OraSure Technologies, Inc. (a)                              39,060
                                      800  Orexigen Therapeutics, Inc. (a)                             12,016
                                      500  Orthofix International NV (a)                               22,485
                                    4,100  Orthologic Corp. (a)                                         5,822
                                    5,920  Orthovita, Inc. (a)                                         17,760
                                      550  Oscient Pharmaceuticals Corp. (a)                            2,514
                                    1,300  Osiris Therapeutics, Inc. (a)(f)                            17,563
                                    3,300  Osteotech, Inc. (a)                                         23,760
                                    2,300  Owens & Minor, Inc.                                         80,362
                                    8,300  PDL BioPharma, Inc. (a)                                    193,390
                                    6,300  PSS World Medical, Inc. (a)                                114,786
                                    4,500  Pain Therapeutics, Inc. (a)                                 39,195
                                    2,300  Par Pharmaceutical Cos., Inc. (a)                           64,929
                                    2,600  Parexel International Corp. (a)                            109,356
                                    1,180  Pediatric Services of America, Inc. (a)                     18,809
                                    3,400  Pediatrix Medical Group, Inc. (a)                          187,510
                                    3,300  Penwest Pharmaceuticals Co. (a)                             41,151
                                   20,800  Peregrine Pharmaceuticals, Inc. (a)(f)                      15,912
                                    8,600  Perrigo Co.                                                168,388
                                    3,900  PetMed Express, Inc. (a)                                    50,076
                                    8,600  Pharmaceutical Product Development, Inc.                   329,122
                                      700  Pharmacopeia Drug Discovery, Inc. (a)                        3,885
                                    2,290  Pharmacyclics, Inc. (a)                                      6,229
                                    3,600  Pharmion Corp. (a)                                         104,220
                                    1,140  Pharmos Corp. (a)                                            1,596
                                    2,723  PolyMedica Corp.                                           111,235
                                    3,000  Pozen, Inc. (a)                                             54,210
                                    2,500  Prestige Brands Holdings, Inc. (a)                          32,450

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,400  Progenics Pharmaceuticals, Inc. (a)                   $     51,768
                                      800  ProxyMed, Inc. (a)                                           1,832
                                      125  Psychemedics Corp.                                           2,551
                                    3,232  Psychiatric Solutions, Inc. (a)                            117,192
                                    2,700  QMed, Inc. (a)                                              10,449
                                    1,900  Quidel Corp. (a)                                            33,364
                                    2,600  Radiation Therapy Services, Inc. (a)                        68,484
                                      200  RadNet, Inc. (a)                                             1,892
                                    1,600  Regeneration Technologies, Inc. (a)                         18,000
                                    6,000  Regeneron Pharmaceuticals, Inc. (a)                        107,520
                                    1,900  RehabCare Group, Inc. (a)                                   27,056
                                    1,800  Renovis, Inc. (a)                                            6,480
                                    1,200  Res-Care, Inc. (a)                                          25,368
                                    4,800  Resmed, Inc. (a)                                           198,048
                                    4,900  Respironics, Inc. (a)                                      208,691
                                    1,300  Retractable Technologies, Inc. (a)                           3,250
                                    2,200  Rochester Medical Corp. (a)(f)                              33,044
                                    4,003  Salix Pharmaceuticals Ltd. (a)                              49,237
                                    4,500  Sangamo Biosciences, Inc. (a)                               36,540
                                    2,700  Santarus, Inc. (a)                                          13,959
                                    5,184  Savient Pharmaceuticals, Inc. (a)                           64,385
                                    5,700  Sciclone Pharmaceuticals, Inc. (a)                          13,965
                                    3,950  Sciele Pharma, Inc. (a)(f)                                  93,062
                                    6,800  Seattle Genetics, Inc. (a)                                  66,708
                                    7,055  Sepracor, Inc. (a)                                         289,396
                                    5,100  Sierra Health Services, Inc. (a)                           212,058
                                    5,000  Skilled Healthcare Group, Inc. Class A (a)                  77,550
                                    3,000  Somaxon Pharmaceuticals, Inc. (a)                           36,480
                                    3,500  Sonic Innovations, Inc. (a)                                 30,625
                                    1,800  SonoSite, Inc. (a)                                          56,574
                                    1,900  Sparta Surgical Corp. (a)                                        0
                                      500  Spectranetic Corp. (a)                                       5,760
                                       16  Spectrum Pharmaceuticals, Inc. (a)                             115
                                    2,400  Staar Surgical Co. (a)                                       9,168
                                   10,100  Star Scientific, Inc. (a)                                    8,888
                                    5,400  StemCells, Inc. (a)(f)                                      12,474
                                    2,600  Stereotaxis, Inc. (a)                                       33,956
                                    3,100  Steris Corp.                                                94,860
                                    3,500  Sun Healthcare Group, Inc. (a)                              50,715
                                    3,000  Sunrise Senior Living, Inc. (a)                            119,970
                                    3,130  SuperGen, Inc. (a)                                          17,403
                                    2,300  SurModics, Inc. (a)(f)                                     115,000
                                      300  Symbion, Inc. (a)                                            6,513
                                      900  Symmetry Medical, Inc. (a)                                  14,409
                                    2,100  Synovis Life Technologies, Inc. (a)                         30,240
                                      300  Synta Pharmaceuticals Corp. (a)                              2,490
                                    8,500  SyntheMed, Inc. (a)                                          7,310
                                    3,800  Tanox, Inc. (a)                                             73,758
                                      850  Targeted Genetics Corp. (a)                                  2,304
                                    2,500  Techne Corp. (a)                                           143,025
                                   10,830  Telik, Inc. (a)(f)                                          36,605
                                    7,900  Tercica, Inc. (a)(f)                                        40,290
                                    1,900  Theragenics Corp. (a)                                        7,923
                                    3,800  Theravance, Inc. (a)                                       121,600

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    6,600  Third Wave Technologies, Inc. (a)                     $     38,610
                                    5,700  Thoratec Corp. (a)                                         104,823
                                    7,300  Threshold Pharmaceuticals, Inc. (a)                          8,979
                                    2,800  Titan Pharmaceuticals, Inc. (a)                              6,076
                                    5,600  Tomotherapy, Inc. (a)                                      122,752
                                      375  TorreyPines Therapeutics, Inc. (a)                           2,606
                                      900  Transgenomic, Inc. (a)                                         572
                                    5,646  Triad Hospitals, Inc. (a)                                  303,529
                                    2,900  Trimeris, Inc. (a)                                          19,836
                                      700  Tripos, Inc. (a)                                               421
                                      300  Trubion Pharmaceuticals, Inc. (a)                            6,264
                                      800  US Physical Therapy, Inc. (a)                               10,776
                                    1,800  USANA Health Sciences, Inc. (a)(f)                          80,532
                                    2,200  United Therapeutics Corp. (a)                              140,272
                                    1,500  Universal Display Corp. (a)                                 23,565
                                    3,700  Universal Health Services, Inc. Class B                    227,550
                                    1,700  Urologix, Inc. (a)                                           3,791
                                    1,100  Utah Medical Products, Inc.                                 34,914
                                    5,040  VCA Antech, Inc. (a)                                       189,958
                                    5,000  Valeant Pharmaceuticals International                       83,450
                                    2,700  Vanda Pharmaceuticals, Inc. (a)                             54,702
                                    3,400  Ventana Medical Systems, Inc. (a)                          262,718
                                    9,762  Vertex Pharmaceuticals, Inc. (a)                           278,803
                                    2,600  ViaCell, Inc. (a)                                           14,378
                                        9  Via Pharmaceuticals, Inc. (a)                                   42
                                    1,000  Vical, Inc. (a)                                              5,190
                                    3,300  Vion Pharmaceuticals, Inc. (a)(f)                            3,564
                                    1,390  Viragen, Inc. (a)                                               50
                                    3,800  ViroPharma, Inc. (a)                                        52,440
                                    1,205  VistaCare, Inc. Class A (a)                                 11,833
                                      700  Vital Signs, Inc.                                           38,885
                                    7,400  Vivus, Inc. (a)(f)                                          38,702
                                       60  Vnus Medical Technologies, Inc. (a)                            804
                                    3,200  Volcano Corp. (a)                                           64,672
                                   18,000  Warner Chilcott Ltd. (a)                                   325,620
                                    1,700  West Pharmaceutical Services, Inc.                          80,155
                                    1,400  Wright Medical Group, Inc. (a)                              33,768
                                   14,900  XOMA Ltd. (a)                                               45,296
                                      200  XTENT, Inc. (a)                                              2,000
                                    1,400  Xenoport, Inc. (a)                                          62,188
                                    2,700  Zila, Inc. (a)                                               3,753
                                    2,110  Zoll Medical Corp. (a)                                      47,074
                                    6,900  ZymoGenetics, Inc. (a)                                     100,809
                                                                                                 ------------
                                                                                                   34,445,396
-------------------------------------------------------------------------------------------------------------
Electronics - 6.2%                  7,300  8x8, Inc. (a)(f)                                            10,074
                                       56  ACE*COMM Corp. (a)                                              54
                                    9,600  AMIS Holdings, Inc. (a)                                    120,192
                                    3,100  APAC Customer Services, Inc. (a)                             7,533
                                    2,800  ATMI, Inc. (a)                                              84,000
                                   15,700  AVX Corp.                                                  262,818
                                    1,200  AXT, Inc. (a)                                                5,196
                                      100  AZZ Inc. (a)                                                 3,365
                                    2,400  Actel Corp. (a)                                             33,384
                                    3,600  Acuity Brands, Inc.                                        217,008

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    5,400  Acxiom Corp.                                          $    142,830
                                    1,100  Advanced Analogic Technologies, Inc. (a)                    10,670
                                    2,300  Advanced Energy Industries, Inc. (a)                        52,118
                                    3,500  Agilysys, Inc.                                              78,750
                                    1,400  Alliance Fiber Optic Products, Inc. (a)                      2,884
                                    2,662  Alliant Techsystems, Inc. (a)                              263,937
                                    8,400  Altair Nanotechnologies, Inc. (a)(f)                        29,652
                                    3,600  Altra Holdings, Inc. (a)                                    62,208
                                    1,650  American Physicians Capital, Inc. (a)                       66,825
                                      900  American Science & Engineering, Inc. (a)                    51,165
                                      100  American Technical Ceramics Corp. (a)                        2,387
                                   12,210  Amkor Technology, Inc. (a)                                 192,308
                                      600  Ampex Corp. (a)                                              7,812
                                   12,610  Amphenol Corp. Class A                                     449,547
                                      100  Amtech Systems, Inc. (a)                                       875
                                    5,000  Anadigics, Inc. (a)(f)                                      68,950
                                    2,200  Anaren, Inc. (a)                                            38,742
                                   13,200  Andrew Corp. (a)                                           190,608
                                    3,400  Anixter International, Inc. (a)                            255,714
                                   25,500  Applied Micro Circuits Corp. (a)                            63,750
                                    9,600  Arris Group, Inc. (a)                                      168,864
                                    8,000  Arrow Electronics, Inc. (a)                                307,440
                                    4,300  Asyst Technologies, Inc. (a)                                31,089
                                    3,200  Atheros Communications, Inc. (a)                            98,688
                                   30,900  Atmel Corp. (a)                                            171,804
                                    2,200  Audiovox Corp. Class A (a)                                  28,534
                                   12,400  Avanex Corp. (a)                                            22,320
                                    3,956  Avid Technology, Inc. (a)(f)                               139,845
                                   10,164  Avnet, Inc. (a)                                            402,901
                                      900  Aware, Inc. (a)                                              4,860
                                    7,500  Axcelis Technologies, Inc. (a)                              48,675
                                    1,500  Axsys Technologies, Inc. (a)                                32,085
                                      400  Badger Meter, Inc.                                          11,304
                                      600  Bel Fuse, Inc.                                              20,418
                                    2,800  Belden, Inc.                                               154,980
                                    2,135  Bell Microproducts, Inc. (a)                                13,920
                                    4,884  Benchmark Electronics, Inc. (a)                            110,476
                                    3,100  BigBand Networks, Inc. (a)                                  40,641
                                   14,500  Bookham, Inc. (a)                                           32,625
                                    5,482  Brooks Automation, Inc. (a)                                 99,498
                                   10,400  Bruker BioSciences Corp. (a)                                93,704
                                    1,800  C&D Technologies, Inc. (a)                                  10,080
                                    2,800  C-COR, Inc. (a)                                             39,368
                                   27,700  CMGI, Inc. (a)                                              54,015
                                    2,200  CTS Corp.                                                   27,852
                                    2,600  Cabot Microelectronics Corp. (a)                            92,274
                                   21,900  Cadence Design Systems, Inc. (a)                           480,924
                                    1,300  CalAmp Corp. (a)                                             5,369
                                    4,000  California Micro Devices CP (a)                             16,200
                                    2,385  Caliper Life Sciences, Inc. (a)                             11,186
                                    2,800  Candela Corp. (a)                                           32,424
                                    5,300  Captaris, Inc. (a)                                          27,136
                                    1,700  Cavium Networks, Inc. (a)                                   38,454
                                    3,200  Cepheid, Inc. (a)                                           46,720

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,103  Ceva, Inc. (a)                                        $      9,376
                                      700  Champion Industries, Inc.                                    5,040
                                    2,300  Checkpoint Systems, Inc. (a)                                58,075
                                    9,500  Cirrus Logic, Inc. (a)                                      78,850
                                    2,600  Coherent, Inc. (a)                                          79,326
                                    1,300  Cohu, Inc.                                                  28,925
                                    3,600  CommScope, Inc. (a)                                        210,060
                                    2,500  Comtech Telecommunications Corp. (a)                       116,050
                                   27,548  Conexant Systems, Inc. (a)                                  38,016
                                    4,800  Cox Radio, Inc. Class A (a)                                 68,352
                                   10,100  Credence Systems Corp. (a)                                  36,360
                                    4,900  Cree, Inc. (a)(f)                                          126,665
                                    3,705  Cymer, Inc. (a)                                            148,941
                                   10,800  Cypress Semiconductor Corp. (a)                            251,532
                                    3,627  DDi Corp. (a)                                               28,980
                                    4,000  DSP Group, Inc. (a)                                         81,880
                                      700  DTS, Inc. (a)                                               15,239
                                    3,100  Daktronics, Inc. (f)                                        66,588
                                      100  Dataram Corp.                                                  417
                                    3,600  DealerTrack Holdings, Inc. (a)                             132,624
                                    2,500  Diodes, Inc. (a)                                           104,425
                                    1,600  Dionex Corp. (a)                                           113,584
                                    8,500  Dolby Laboratories, Inc. Class A (a)                       300,985
                                      600  Ducommun, Inc. (a)                                          15,438
                                    1,400  Dynamics Research Corp. (a)                                 18,242
                                    3,700  EFJ, Inc. (a)                                               19,943
                                      700  EMS Technologies, Inc. (a)                                  15,442
                                    4,000  ESS Technology, Inc. (a)                                     6,640
                                      300  Eagle Test Systems, Inc. (a)                                 4,818
                                    3,700  Electro Scientific Industries, Inc. (a)                     76,960
                                    1,700  Electroglas, Inc. (a)                                        3,655
                                    5,300  Electronics for Imaging, Inc. (a)                          149,566
                                       20  eMagin Corp. (a)                                                14
                                    1,900  Emcore Corp. (a)(f)                                         10,355
                                    1,400  Empire Resources, Inc. (f)                                  13,510
                                    5,000  Emulex Corp. (a)                                           109,200
                                    1,000  EndWare Corp. (a)                                           11,430
                                    1,800  EnerSys (a)                                                 32,940
                                    4,100  Energizer Holdings, Inc. (a)                               408,360
                                    3,600  Energy Conversion Devices, Inc. (a)(f)                     110,952
                                    4,700  Entertainment Distribution Co., Inc. (a)                     9,353
                                    5,100  Exar Corp. (a)                                              68,340
                                    1,800  Excel Technology, Inc. (a)                                  50,292
                                    7,487  Exide Technologies (a)                                      69,629
                                    3,200  FEI Co. (a)                                                103,872
                                    5,300  FSI International, Inc. (a)                                 16,907
                                    6,900  Fairchild Semiconductor International, Inc. (a)            133,308
                                    1,600  Faro Technologies, Inc. (a)                                 50,976
                                    6,100  First Solar, Inc. (a)                                      544,669
                                    4,500  Flir Systems, Inc. (a)                                     208,125
                                    1,000  Flotek Industries, Inc. (a)                                 59,950
                                    3,800  Formfactor, Inc. (a)                                       145,540
                                    8,400  FuelCell Energy, Inc. (a)(f)                                66,528
                                    2,400  GTC Biotherapeutics, Inc. (a)                                2,784

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,500  General Cable Corp. (a)                               $    265,125
                                    2,000  Genesis Energy LP                                           69,760
                                    3,200  Genesis Microchip, Inc. (a)                                 29,952
                                    4,100  Getty Images, Inc. (a)                                     196,021
                                    4,200  Glu Mobile, Inc. (a)                                        58,380
                                    4,300  Harmonic, Inc. (a)                                          38,141
                                    9,990  Harris Corp.                                               544,955
                                    1,520  Harvard Bioscience, Inc. (a)                                 7,980
                                    6,000  Hearst-Argyle Television, Inc.                             144,600
                                    2,275  Herley Industries, Inc. (a)                                 37,242
                                      447  Hifn, Inc. (a)                                               2,637
                                    2,200  Hittite Microwave Corp. (a)                                 94,006
                                    2,600  Houston Wire & Cable Co. (a)                                73,866
                                      800  Hungarian Telephone & Cable Corp. (a)                       16,008
                                    3,495  Hutchinson Technology, Inc. (a)                             65,741
                                    4,300  INVESTools, Inc. (a)                                        42,828
                                    4,200  IPG Photonics Corp. (a)                                     83,790
                                    2,800  IRIS International, Inc. (a)                                47,152
                                    5,100  IXYS Corp. (a)(f)                                           42,585
                                    5,800  Ikanos Communications, Inc. (a)                             44,138
                                    4,846  Illumina, Inc. (a)                                         196,699
                                    7,900  Infinera Corp. (a)                                         196,868
                                    3,600  Infosonics Corp. (a)(f)                                     11,052
                                    3,935  Innovex, Inc. (a)                                            6,296
                                    2,000  Integrated Electrical Services, Inc. (a)                    65,940
                                    2,600  Integrated Silicon Solutions, Inc. (a)                      16,380
                                    5,900  Interactive Data Corp.                                     158,002
                                    4,000  International Rectifier Corp. (a)                          149,040
                                   10,915  Intersil Corp. Class A                                     343,386
                                    3,600  Isilon Systems, Inc. (a)                                    55,512
                                    2,800  Itron, Inc. (a)                                            218,232
                                    2,600  Ixia (a)                                                    24,076
                                    1,200  Keithley Instruments, Inc.                                  15,060
                                    2,800  Kemet Corp. (a)                                             19,740
                                    3,100  Komag, Inc. (a)                                             98,859
                                    4,200  Kopin Corp. (a)                                             16,380
                                    7,500  Kulicke & Soffa Industries, Inc. (a)                        78,525
                                      100  LCC International, Inc. Class A (a)                            442
                                    9,200  Lam Research Corp. (a)                                     472,880
                                    7,270  Lattice Semiconductor Corp. (a)                             41,584
                                    6,100  Leadis Technology, Inc. (a)                                 21,411
                                      900  LeCroy Corp. (a)                                             8,748
                                      100  Lightpath Technologies, Inc. Class A (a)                       486
                                    7,600  Limelight Networks, Inc. (a)                               150,328
                                    2,470  Littelfuse, Inc. (a)                                        83,412
                                    5,253  MKS Instruments, Inc. (a)                                  145,508
                                    7,287  MRV Communications, Inc. (a)                                23,683
                                    1,900  MTS Systems Corp.                                           84,873
                                       25  M-Wave, Inc. (a)                                                68
                                   45,100  Marvell Technology Group Ltd. (a)(h)                       821,271
                                    5,200  Mattson Technology, Inc. (a)                                50,440
                                    3,300  Maxwell Technologies, Inc. (a)(f)                           46,926
                                    1,400  Mercury Computer Systems, Inc. (a)                          17,080
                                    4,600  Methode Electronics, Inc.                                   71,990

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,800  Mettler Toledo International, Inc. (a)                $    267,428
                                    4,117  Microsemi Corp. (a)                                         98,602
                                    2,000  Microtune, Inc. (a)                                         10,460
                                    1,700  Mobility Electronics, Inc. (a)                               6,409
                                      700  Monolithic Power Systems, Inc. (a)                          12,215
                                    1,855  MoSys, Inc. (a)                                             16,231
                                    1,100  Multi-Fineline Electronix, Inc. (a)                         18,876
                                    3,300  NETGEAR, Inc. (a)                                          119,625
                                    2,900  NU Horizons Electronics Corp. (a)                           38,599
                                    4,225  Nanogen, Inc. (a)                                            5,704
                                    2,000  Nanometrics, Inc. (a)                                       13,720
                                    3,000  Nanophase Technologies Corp. (a)(f)                         18,270
                                    3,700  Napco Security Systems, Inc. (a)(f)                         23,310
                                      320  Neomagic Corp. (a)                                           1,082
                                    3,600  Neoware Systems, Inc. (a)                                   48,744
                                    4,500  NetList, Inc. (a)                                           15,750
                                      800  Netlogic Microsystems, Inc. (a)                             25,472
                                    5,200  Newport Corp. (a)                                           80,496
                                   13,335  Nuance Communications, Inc. (a)                            223,095
                                   24,250  ON Semiconductor Corp. (a)                                 259,960
                                    2,400  OSI Systems, Inc. (a)                                       65,640
                                    3,600  Omni Energy Services Corp. (a)                              40,320
                                    5,900  Omnivision Technologies, Inc. (a)(f)                       106,849
                                    3,300  Oplink Communications, Inc. (a)                             49,500
                                    3,200  OpNext, Inc. (a)                                            42,368
                                   23,000  Optical Communication Products, Inc. (a)                    37,260
                                      300  PDF Solutions, Inc. (a)                                      3,549
                                    1,500  PLX Technology, Inc. (a)                                    16,740
                                   16,100  PMC-Sierra, Inc. (a)                                       124,453
                                    1,600  Palomar Medical Technologies, Inc. (a)                      55,536
                                    1,150  Park Electrochemical Corp.                                  32,407
                                      800  ParkerVision, Inc. (a)(f)                                    9,560
                                    1,500  Pericom Semiconductor Corp. (a)                             16,740
                                    1,600  Photon Dynamics, Inc. (a)                                   17,440
                                    3,300  Pixelworks, Inc. (a)                                         4,851
                                      900  Planar Systems, Inc. (a)                                     6,741
                                    1,800  Plantronics, Inc.                                           47,196
                                    3,000  Plexus Corp. (a)                                            68,970
                                    1,100  Powell Industries, Inc. (a)                                 34,936
                                    8,800  Power-One, Inc. (a)                                         35,024
                                   11,800  Powerwave Technologies, Inc. (a)                            79,060
                                      400  Preformed Line Products Co.                                 19,204
                                    8,400  Quantum Corp. (a)                                           26,628
                                      200  QuickLogic Corp. (a)                                           534
                                   16,735  RF Micro Devices, Inc. (a)                                 104,426
                                    2,900  Radisys Corp. (a)                                           35,960
                                    8,300  Rambus, Inc. (a)(f)                                        149,234
                                    1,900  Raven Industries, Inc.                                      67,849
                                      700  Rex Stores Corp. (a)                                        13,881
                                      800  Richardson Electronics Ltd.                                  7,400
                                    1,500  Rofin-Sinar Technologies, Inc. (a)                         103,500
                                    2,928  Rudolph Technologies, Inc. (a)                              48,634
                                    5,900  SAFLINK Corp. (a)(f)                                           171
                                      800  SCM Microsystems, Inc. (a)                                   2,400

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    4,900  STEC, Inc. (a)                                        $     31,507
                                    1,200  Sagemark Cos. Ltd. (a)                                       1,068
                                   42,300  Sanmina-SCI Corp. (a)                                      132,399
                                   43,032  Seagate Technology                                         936,807
                                    1,100  Semitool, Inc. (a)                                          10,571
                                    7,400  Semtech Corp. (a)                                          128,242
                                    5,500  Sigmatel, Inc. (a)                                          15,950
                                    1,200  Sigmatron International, Inc. (a)                           11,220
                                      100  Silicon Graphics, Inc. (a)                                   2,654
                                    4,700  Silicon Image, Inc. (a)                                     40,326
                                    3,600  Silicon Laboratories, Inc. (a)                             124,596
                                    6,000  Silicon Storage Technology, Inc. (a)                        22,380
                                    4,000  Sirenza Microdevices, Inc. (a)                              47,480
                                    3,900  SiRF Technology Holdings, Inc. (a)                          80,886
                                   13,100  Skyworks Solutions, Inc. (a)                                96,285
                                    2,900  Smart Modular Technologies WWH, Inc. (a)                    39,904
                                   13,300  Spansion LLC Class A (a)                                   147,630
                                    7,200  Spectrum Brands, Inc. (a)(f)                                48,744
                                    9,200  Staktek Holdings, Inc. (a)                                  36,156
                                    2,100  Standard Microsystems Corp. (a)                             72,114
                                    6,800  Starent Networks Corp. (a)                                  99,960
                                    6,500  SunPower Corp. Class A (a)(f)                              409,825
                                      200  Suntron Corp. (a)                                              224
                                      432  Superconductor Technologies, Inc. (a)                          644
                                    1,900  Superior Essex, Inc. (a)                                    70,965
                                    4,800  Super Micro Computer, Inc. (a)                              48,048
                                    2,100  Supertex, Inc. (a)                                          65,814
                                    4,176  Symmetricom, Inc. (a)                                       35,078
                                    2,900  Synaptics, Inc. (a)                                        103,791
                                    6,100  Syntax-Brillian Corp. (a)(f)                                30,012
                                    2,300  TTM Technologies, Inc. (a)                                  29,900
                                    6,730  Taser International, Inc. (a)(f)                            93,884
                                    1,900  Technitrol, Inc.                                            54,473
                                      300  Techwell, Inc. (a)                                           3,930
                                      841  Tegal Corp. (a)                                              5,315
                                    5,600  Tekelec (a)                                                 80,752
                                    3,300  Telkonet, Inc. (a)(f)                                        6,468
                                       75  Terabeam, Inc. (a)                                             163
                                    3,900  Tessera Technologies, Inc. (a)                             158,145
                                    3,665  Thomas & Betts Corp. (a)                                   212,570
                                      800  Tollgrade Communications, Inc. (a)                           8,440
                                   11,200  Transmeta Corp. (a)                                          8,400
                                   21,100  TranSwitch Corp. (a)                                        38,402
                                    9,645  TriQuint Semiconductor, Inc. (a)                            48,804
                                      200  Tvia, Inc. (a)                                                  48
                                    1,500  Tweeter Home Entertainment Group, Inc. (a)                     255
                                    3,100  Ultra Clean Holdings, Inc. (a)                              43,338
                                    2,800  Ultralife Batteries, Inc. (a)                               29,456
                                    1,700  Ultratech, Inc. (a)                                         22,661
                                      100  Unica Corp. (a)                                              1,650
                                    1,400  United Industrial Corp.                                     83,972
                                      600  Unitil Corp.                                                16,320
                                   12,500  Valence Technology, Inc. (a)(f)                             13,875
                                    6,150  Varian Semiconductor Equipment Associates, Inc. (a)        246,369

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,450  Varian, Inc. (a)                                      $    134,334
                                    1,400  Viasat, Inc. (a)                                            44,940
                                    5,500  Vicor Corp.                                                 72,765
                                    2,300  Virage Logic Corp. (a)                                      16,882
                                   11,161  Vishay Intertechnology, Inc. (a)                           176,567
                                      300  Vocus, Inc. (a)                                              7,533
                                      300  Volterra Semiconductor Corp. (a)                             4,260
                                       66  Vyyo, Inc. (a)                                                 438
                                    3,600  WJ Communications, Inc. (a)                                  6,300
                                   14,000  Western Digital Corp. (a)                                  270,900
                                    5,317  Zebra Technologies Corp. Class A (a)                       205,981
                                    7,424  Zhone Technologies, Inc. (a)(f)                             10,616
                                    3,361  Zoran Corp. (a)                                             67,354
                                                                                                 ------------
                                                                                                   23,842,890
-------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 4.0%         800  Adams Resources & Energy, Inc.                              23,872
                                    3,800  Alliance Resource Partners LP                              159,220
                                    5,200  Alpha Natural Resources, Inc. (a)                          108,108
                                    4,000  Amerigas Partners LP                                       144,600
                                    9,500  Arch Coal, Inc.                                            330,600
                                    1,800  Atlas Pipeline Partners LP                                  97,686
                                    1,800  Atwood Oceanics, Inc. (a)                                  123,516
                                      600  Barnwell Industries, Inc.                                   12,480
                                    4,400  Berry Petroleum Co. Class A                                165,792
                                    7,500  Boardwalk Pipeline Partners LP                             266,100
                                    7,400  Brigham Exploration Co. (a)                                 43,438
                                    1,800  Bristow Group, Inc. (a)                                     89,190
                                    3,700  Bronco Drilling Co., Inc. (a)                               60,717
                                    3,700  Buckeye GP Holdings LP                                     123,136
                                    2,500  Buckeye Partners LP                                        128,300
                                    2,550  CARBO Ceramics, Inc.                                       111,716
                                    1,700  CREDO Petroleum Corp. (a)                                   22,542
                                    7,840  Cabot Oil & Gas Corp. Class A                              289,139
                                    4,200  Cal Dive International, Inc. (a)                            69,846
                                    1,700  Calumet Specialty Products Partners LP                      82,620
                                    7,800  Cameron International Corp. (a)                            557,466
                                    5,600  Canyon Resources Corp. (a)                                   2,968
                                    5,816  Cimarex Energy Co.                                         229,209
                                    3,700  Compass Minerals International, Inc.                       128,242
                                    4,900  Crosstex Energy, Inc. (f)                                  140,777
                                    1,200  Dawson Geophysical Co. (a)                                  73,752
                                    7,700  Denbury Resources, Inc. (a)                                288,750
                                    1,800  Double Eagle Pete & Mining Co. (a)                          32,112
                                    3,400  Dril-Quip, Inc. (a)                                        152,830
                                    8,100  Enterprise GP Holdings LP                                  307,233
                                   33,705  Enterprise Products Partners LP (f)                      1,072,156
                                    4,200  FMC Technologies, Inc. (a)                                 332,724
                                    4,300  Ferrellgas Partners LP                                     103,716
                                    6,200  Forest Oil Corp. (a)                                       262,012
                                    4,500  Foundation Coal Holdings, Inc.                             182,880
                                    1,300  Furmamite Corp. (a)                                         10,062
                                    8,100  GeoPetro Resources Co. (a)                                  32,400
                                    2,300  Goodrich Petroleum Corp. (a)(f)                             79,649
                                    8,600  Grant Prideco, Inc. (a)                                    462,938

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                   10,600  Grey Wolf, Inc. (a)                                   $     87,344
                                    5,849  Hanover Compressor Co. (a)                                 139,499
                                      600  Haynes International, Inc. (a)                              50,658
                                    4,200  Headwaters, Inc. (a)                                        72,534
                                    6,400  Helmerich & Payne, Inc.                                    226,688
                                    1,200  Holly Energy Partners LP                                    61,080
                                    4,800  ICO Inc. (a)                                                50,736
                                    3,100  Idaho General Mines, Inc. (a)                               19,654
                                    4,700  Inergy LP                                                  170,140
                                    2,800  James River Coal Co. (a)(f)                                 36,288
                                    7,400  Joy Global, Inc.                                           431,642
                                   17,700  Kinder Morgan Energy Partners LP                           976,863
                                    3,700  Kirby Corp. (a)                                            142,043
                                    1,600  Lufkin Industries, Inc.                                    103,280
                                    1,600  MAXXAM, Inc. (a)                                            44,800
                                    7,700  Massey Energy Co.                                          205,205
                                    8,450  McDermott International, Inc. (a)                          702,364
                                    3,300  NL Industries, Inc.                                         33,066
                                    2,600  Natural Gas Services Group (a)                              46,488
                                    4,100  Natural Resource Partners LP                               155,964
                                    5,200  Newpark Resources, Inc. (a)                                 40,300
                                   12,480  Noble Energy, Inc.                                         778,627
                                    4,400  Nustar GP Holdings LLC                                     168,344
                                    2,800  Oil States International, Inc. (a)                         115,752
                                    4,400  Parallel Petroleum Corp. (a)                                96,360
                                    8,400  Parker Drilling Co. (a)                                     88,536
                                    3,800  Penn Virginia Corp.                                        152,760
                                    2,100  Penn Virginia Resource Partners LP                          65,310
                                    1,780  Petroleum Development Corp. (a)                             84,514
                                    3,000  Pioneer Drilling Co. (a)                                    44,730
                                    8,541  Plains All American Pipeline LP                            543,635
                                    3,212  Quantum Fuel Systems Technologies Worldwide,
                                            Inc. (a)(f)                                                 5,011
                                      100  RGC Resources, Inc.                                          2,750
                                   10,900  Range Resources Corp.                                      407,769
                                    1,777  SEACOR Holdings, Inc. (a)                                  165,901
                                   11,500  Southwestern Energy Co. (a)                                511,750
                                    1,900  Swift Energy Co. (a)                                        81,244
                                    2,300  TC PipeLines LP                                             90,689
                                    5,300  TXCO Resources, Inc. (a)                                    54,484
                                    4,355  Tidewater, Inc.                                            308,682
                                    6,000  USEC, Inc. (a)                                             131,880
                                    3,200  Unit Corp. (a)                                             201,312
                                    2,100  Uranium Resources, Inc. (a)                                 23,163
                                    2,300  W-H Energy Services, Inc. (a)                              142,393
                                    1,700  Westmoreland Coal Co. (a)                                   46,495
                                    2,400  Williams Partners LP                                       115,872
                                    3,000  World Fuel Services Corp.                                  126,180
                                                                                                 ------------
                                                                                                   15,340,063
-------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.7%           6,400  AGL Resources, Inc.                                        259,072
                                    1,100  ATG, Inc. (a)                                                    0
                                    3,500  Active Power, Inc. (a)                                       6,230
                                    1,800  Allete, Inc.                                                84,690
                                    7,300  Alliant Energy Corp.                                       283,605

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,350  American States Water Co.                             $     83,590
                                   11,317  Aqua America, Inc. (f)                                     254,519
                                   16,410  Aquila, Inc. (a)                                            67,117
                                      225  Artesian Resources Corp. Class A                             4,320
                                    6,300  Atmos Energy Corp.                                         189,378
                                      200  Atrion Corp.                                                19,600
                                    4,900  Aventine Renewable Energy Holdings, Inc. (a)                83,153
                                    4,400  Avista Corp.                                                94,820
                                      200  BIW Ltd.                                                     4,540
                                    3,500  Basin Water, Inc. (a)(f)                                    30,450
                                    7,730  Beacon Power Corp. (a)(f)                                    9,585
                                    3,600  Black Hills Corp.                                          143,100
                                      900  CH Energy Group, Inc.                                       40,473
                                    2,100  Cadiz, Inc. (a)                                             47,187
                                    1,300  California Water Service Group                              48,737
                                      800  Cascade Natural Gas Corp.                                   21,128
                                    2,766  Catalytica Energy Systems, Inc. (a)                          3,319
                                    1,900  Central Vermont Public Service Corp.                        71,592
                                    1,300  Chesapeake Utilities Corp.                                  44,538
                                    5,700  Cleco Corp.                                                139,650
                                    2,300  Comverge, Inc. (a)                                          71,323
                                      600  Connecticut Water Service, Inc.                             14,622
                                      600  Contango Oil & Gas Co. (a)                                  21,774
                                    4,200  Copano Energy LLC                                          179,214
                                      600  DCP Midstream Partners LP                                   27,972
                                    9,535  DPL, Inc.                                                  270,222
                                      100  Delta Natural Gas Co., Inc.                                  2,585
                                    3,100  El Paso Electric Co. (a)                                    76,136
                                    2,900  The Empire District Electric Co.                            64,873
                                    5,100  Energen Corp.                                              280,194
                                   11,800  Energy East Corp.                                          307,862
                                   11,100  Energy Transfer Partners LP                                685,203
                                      200  Energy West, Inc.                                            3,006
                                      450  EnergySouth, Inc.                                           22,950
                                    2,200  EnerNOC, Inc. (a)                                           83,886
                                    8,380  Equitable Resources, Inc.                                  415,313
                                    4,700  Evergreen Energy, Inc. (a)(f)                               28,341
                                      199  Florida Public Utilities Co.                                 2,448
                                      100  GeoMet, Inc. (a)                                               766
                                    1,900  Global Partners LP                                          68,286
                                    6,000  Great Plains Energy, Inc.                                  174,720
                                    4,420  Hawaiian Electric Industries, Inc.                         104,710
                                    4,300  IDACORP, Inc.                                              137,772
                                    1,200  The Laclede Group, Inc.                                     38,256
                                   11,825  MDU Resources Group, Inc.                                  331,573
                                    2,500  MGE Energy, Inc.                                            81,675
                                    3,700  Magellan Midstream Holdings LP                             111,000
                                    1,300  MarkWest Hydrocarbon, Inc.                                  74,659
                                      766  Middlesex Water Co.                                         14,715
                                   20,700  Mirant Corp. (a)                                           882,855
                                    2,100  Mitcham Industries, Inc. (a)                                40,089
                                   10,600  Mueller Water Products, Inc. Series A (f)                  180,836
                                   20,560  NRG Energy, Inc. (a)                                       854,679
                                    6,500  NSTAR                                                      210,925

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    6,150  National Fuel Gas Co.                                 $    266,357
                                    2,840  New Jersey Resources Corp.                                 144,897
                                   11,100  Northeast Utilities Inc.                                   314,796
                                    1,600  Northwest Natural Gas Co.                                   73,904
                                    4,000  NorthWestern Corp.                                         127,240
                                    5,500  OGE Energy Corp.                                           201,575
                                    6,100  ONEOK Partners LP (f)                                      417,545
                                    7,790  Oneok, Inc.                                                392,694
                                    2,100  Ormat Technologies, Inc. (f)                                79,128
                                    3,200  Otter Tail Corp.                                           102,624
                                    4,800  PNM Resources, Inc.                                        133,392
                                      177  Pennichuck Corp.                                             4,469
                                   13,773  Pepco Holdings, Inc.                                       388,399
                                    4,900  Piedmont Natural Gas Co.                                   120,785
                                    2,600  Pike Electric Corp. (a)                                     58,188
                                    6,400  Portland General Electric Co.                              175,616
                                    8,500  Puget Energy, Inc.                                         205,530
                                    3,800  Regency Energy Partners LP                                 126,084
                                   26,100  Reliant Energy, Inc. (a)                                   703,395
                                    9,000  SCANA Corp.                                                344,610
                                    5,800  SEMCO Energy, Inc. (a)                                      45,066
                                      600  SJW Corp.                                                   19,980
                                      600  SMF Energy Corp. (a)                                           888
                                   13,800  Sierra Pacific Resources (a)                               242,328
                                    1,600  South Jersey Industries, Inc.                               56,608
                                    8,454  Southern Union Co.                                         275,516
                                    2,400  Southwest Gas Corp.                                         81,144
                                    1,571  Southwest Water Co.                                         20,062
                                      900  Star Gas Partners LP (a)                                     4,014
                                   13,200  Transmeridian Exploration, Inc. (a)(f)                      23,232
                                    7,360  UGI Corp.                                                  200,781
                                    1,833  UIL Holdings Corp.                                          60,672
                                    3,400  Unisource Energy Corp.                                     111,826
                                    4,100  Vectren Corp.                                              110,413
                                    1,600  Venoco, Inc. (a)                                            29,872
                                    7,750  VeraSun Energy Corp. (a)                                   112,220
                                    4,600  WGL Holdings, Inc.                                         150,144
                                    4,625  Westar Energy, Inc.                                        112,295
                                    9,380  Wisconsin Energy Corp.                                     414,877
                                                                                                 ------------
                                                                                                   14,352,999
-------------------------------------------------------------------------------------------------------------
Food & Agriculture - 1.7%             400  Alico, Inc.                                                 24,396
                                    2,200  The Andersons, Inc. (f)                                     99,726
                                    5,300  B&G Foods, Inc. Class A                                     69,960
                                      500  Bridgford Foods Corp. (a)                                    3,710
                                   10,100  Bunge Ltd.                                                 853,450
                                    9,300  Burger King Holdings, Inc.                                 244,962
                                    4,500  CF Industries Holdings, Inc.                               269,505
                                      200  Cagle's, Inc. Class A (a)                                    1,576
                                    3,600  Cal-Maine Foods, Inc.                                       58,968
                                    4,902  Chiquita Brands International, Inc.                         92,942
                                      400  Coca-Cola Bottling Co. Consolidated                         20,120
                                      300  Consolidated-Tomoka Land Co.                                20,787
                                    5,300  Corn Products International, Inc.                          240,885

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,200  Cuisine Solutions, Inc. (a)                           $      7,260
                                      500  Dairy Mart Convenience Stores, Inc. (a)                          0
                                    3,500  Darling International, Inc. (a)                             31,990
                                   14,000  Del Monte Foods Co.                                        170,240
                                      900  Eden Bioscience Corp. (a)                                      990
                                      700  Farmer Bros. Co.                                            15,841
                                      100  Fisher Communications, Inc. (a)                              5,079
                                    3,812  Flowers Foods, Inc.                                        127,168
                                    4,500  Fresh Del Monte Produce, Inc.                              112,725
                                      700  Gehl Co. (a)                                                21,252
                                      600  Golden Enterprises, Inc.                                     1,872
                                    1,100  Green Mountain Coffee Roasters, Inc. (a)                    86,614
                                    1,000  Griffin Land & Nurseries, Inc. (a)                          36,100
                                    3,539  Hain Celestial Group, Inc. (a)                              96,048
                                    4,100  Hines Horticulture, Inc. (a)                                 3,075
                                    9,486  Hormel Foods Corp.                                         354,302
                                    1,712  Imperial Sugar Co. New Shares (f)                           52,712
                                    2,700  Ingles Markets, Inc. Class A                                93,015
                                    3,765  Ionatron, Inc. (a)(f)                                       14,684
                                    2,300  J&J Snack Foods Corp.                                       86,802
                                    3,519  The J.M. Smucker Co.                                       224,020
                                      700  John B. Sanfilippo & Son, Inc. (a)                           7,700
                                    3,400  Jones Soda Co. (a)(f)                                       47,668
                                    2,200  Lance, Inc.                                                 51,832
                                    3,400  Lifeway Foods, Inc. (a)                                     38,386
                                    2,900  MGP Ingredients, Inc.                                       49,010
                                      400  Maui Land & Pineapple Co., Inc. (a)                         14,692
                                      700  Monterey Gourmet Foods, Inc. (a)                             2,989
                                    1,620  Nash Finch Co.                                              80,190
                                      875  Neogen Corp. (a)                                            25,165
                                    5,900  NitroMed, Inc. (a)                                          12,980
                                    2,500  The Pantry, Inc. (a)                                       115,250
                                    2,600  Peet's Coffee & Tea, Inc. (a)                               64,038
                                    8,227  PepsiAmericas, Inc.                                        202,055
                                    3,900  Performance Food Group Co. (a)                             126,711
                                    4,200  Pilgrim's Pride Corp.                                      160,314
                                    1,800  Pioneer Cos., Inc. (a)                                      61,866
                                    2,732  Ralcorp Holdings, Inc. (a)                                 146,025
                                    1,424  Rocky Mountain Chocolate Factory, Inc.                      22,613
                                    2,250  Sanderson Farms, Inc.                                      101,295
                                    4,200  Schiff Nutrition International, Inc. (a)                    27,510
                                    4,100  The Scotts Miracle-Gro Co.                                 176,054
                                      100  Seaboard Corp.                                             234,500
                                      200  Seneca Foods Corp. (a)                                       5,204
                                    9,988  Smithfield Foods, Inc. (a)                                 307,531
                                      114  SoftBrands, Inc. (a)                                           237
                                    2,600  Spartan Stores, Inc.                                        85,566
                                    2,000  Susser Holdings Corp. (a)                                   32,420
                                      400  Tasty Baking Co.                                             4,184
                                      600  Tejon Ranch Co. (a)                                         26,520
                                    7,100  Terra Industries, Inc. (a)                                 180,482
                                    2,863  Tootsie Roll Industries, Inc.                               79,334
                                    1,812  TreeHouse Foods, Inc. (a)                                   48,217

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,700  US BioEnergy Corp. (a)                                $     42,032
                                    4,500  United Natural Foods, Inc. (a)                             119,610
                                    2,800  Wild Oats Markets, Inc. (a)                                 46,928
                                      800  Willamette Valley Vineyards, Inc. (a)                        5,496
                                    5,100  Winn-Dixie Stores, Inc. (a)                                149,430
                                      500  Zanett, Inc. (a)                                               650
                                      800  Zapata Corp. (a)                                             5,400
                                                                                                 ------------
                                                                                                    6,450,860
-------------------------------------------------------------------------------------------------------------
Gold - 0.1%                         1,200  Aurora Oil & Gas Corp. (a)                                   2,556
                                    5,580  Meridian Gold, Inc. (a)                                    153,896
                                    5,400  NGAS Resources, Inc. (a)(f)                                 43,200
                                    3,835  Royal Gold, Inc.                                            91,158
                                    8,400  US Gold Corp. (a)                                           46,200
                                                                                                 ------------
                                                                                                      337,010
-------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                    1,300  21st Century Holding Co.                                    13,962
                                    5,200  21st Century Insurance Group                               113,672
                                    1,100  ACA Capital Holdings, Inc. (a)                              13,090
                                    2,600  Affirmative Insurance Holdings, Inc.                        39,650
                                    4,900  Alfa Corp.                                                  76,293
                                      644  Alleghany Corp. (a)                                        261,786
                                    4,100  Allied World Assurance Holdings Ltd.                       210,125
                                    5,100  American Equity Investment Life Holding Co.                 61,608
                                    7,950  American Financial Group, Inc.                             271,493
                                    1,900  American National Insurance Co.                            289,940
                                    2,800  Amerisafe, Inc. (a)                                         54,964
                                    2,700  Amtrust Financial Services, Inc.                            50,733
                                    6,505  Arch Capital Group Ltd. (a)                                471,873
                                    3,300  Argonaut Group, Inc.                                       102,993
                                    5,800  Arthur J. Gallagher & Co.                                  161,704
                                    5,900  Aspen Insurance Holdings Ltd.                              165,613
                                    4,600  Assured Guaranty Ltd.                                      135,976
                                      700  Atlantic American Corp. (a)                                  2,758
                                   12,300  Axis Capital Holdings Ltd.                                 499,995
                                      950  Baldwin & Lyons, Inc. Class B                               24,681
                                    1,780  Bristol West Holdings, Inc.                                 39,819
                                    8,800  Brown & Brown, Inc.                                        221,232
                                   21,629  CNA Financial Corp.                                      1,031,487
                                    1,700  CNA Surety Corp. (a)                                        32,147
                                    5,500  Castlepoint Holdings Ltd.                                   80,795
                                    4,700  Commerce Group, Inc.                                       163,184
                                   14,100  Conseco, Inc. (a)                                          294,549
                                    3,200  Crawford & Co. Class B                                      21,632
                                    2,950  Delphi Financial Group, Inc. Class A                       123,369
                                      100  Donegal Group, Inc. Class A                                  1,490
                                    1,900  EMC Insurance Group, Inc.                                   47,158
                                    3,000  eHealth, Inc. (a)                                           57,270
                                    5,500  Employers Holdings, Inc.                                   116,820
                                    5,100  Endurance Specialty Holdings Ltd.                          204,204
                                      600  Enstar Group Ltd. (a)                                       72,426
                                    5,100  Erie Indemnity Co. Class A                                 275,604
                                    4,900  Everest Re Group Ltd.                                      532,336
                                    1,300  FBL Financial Group, Inc. Class A                           51,116
                                      400  FMS Financial Corp.                                         11,484
                                    1,500  FPIC Insurance Group, Inc. (a)                              61,155
                                   15,864  Fidelity National Title Group, Inc. Class A                375,977

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    7,835  First American Corp.                                  $    387,833
                                    2,700  First Mercury Financial Corp. (a)                           56,619
                                      400  First United Corp.                                           7,940
                                    3,800  Flagstone Reinsurance Holdings Ltd. (a)                     50,616
                                    7,500  Fremont General Corp. (f)                                   80,700
                                    3,210  Great American Financial Resources, Inc.                    77,650
                                    4,200  Greenlight Capital Re Ltd. (a)                              94,626
                                    7,750  HCC Insurance Holdings, Inc.                               258,928
                                    3,100  The Hanover Insurance Group, Inc.                          151,249
                                    2,000  Harleysville Group, Inc.                                    66,720
                                    1,900  Hilb Rogal & Hobbs Co.                                      81,434
                                    2,400  Horace Mann Educators Corp.                                 50,976
                                    6,400  IPC Holdings, Ltd.                                         206,656
                                      720  Independence Holding Co.                                    14,710
                                    2,000  Infinity Property & Casualty Corp.                         101,460
                                    6,000  Isolagen, Inc. (a)(f)                                       25,500
                                    1,500  KMG America Corp (a)                                         7,875
                                    1,700  Kansas City Life Insurance Co.                              79,050
                                    1,700  LandAmerica Financial Group, Inc.                          164,033
                                    1,500  Life Partners Holdings, Inc.                                48,870
                                      700  Markel Corp. (a)                                           339,192
                                    6,000  Max Capital Group Ltd.                                     169,800
                                    3,900  Meadowbrook Insurance Group, Inc. (a)                       42,744
                                    1,600  Mercer Insurance Group, Inc.                                31,840
                                    3,700  Mercury General Corp.                                      203,907
                                    6,900  Montpelier Re Holdings Ltd.                                127,926
                                      500  NYMAGIC, Inc.                                               20,100
                                    3,200  National Atlantic Holdings Corp. (a)                        44,448
                                      500  National Interstate Corp.                                   13,040
                                    1,000  National Medical Health Card Systems, Inc. (a)              15,960
                                   11,300  Nationwide Financial Services, Inc. Class A                714,386
                                      700  Navigators Group, Inc. (a)                                  37,730
                                    5,900  Odyssey Re Holdings Corp.                                  253,051
                                    4,700  Ohio Casualty Corp.                                        203,557
                                   14,912  Old Republic International Corp.                           317,029
                                    8,700  OneBeacon Insurance Group Ltd.                             220,371
                                    4,695  PMA Capital Corp. Class A (a)                               50,190
                                    6,900  The PMI Group, Inc.                                        308,223
                                    5,100  PartnerRe Ltd.                                             395,250
                                      250  Penn Treaty American Corp. (a)                               1,430
                                    5,800  Philadelphia Consolidated Holding Co. (a)                  242,440
                                    6,100  The Phoenix Cos., Inc.                                      91,561
                                    2,000  Pico Holdings, Inc. (a)                                     86,520
                                    3,700  Platinum Underwriters Holdings Ltd.                        128,575
                                    4,000  Presidential Life Corp.                                     78,640
                                    3,100  ProAssurance Corp. (a)                                     172,577
                                    5,500  Protective Life Corp.                                      262,955
                                    2,500  RLI Corp.                                                  139,875
                                      200  RTW, Inc. (a)                                                1,628
                                    5,344  Radian Group, Inc.                                         288,576
                                    4,500  Reinsurance Group of America, Inc.                         271,080
                                    6,200  RenaissanceRe Holdings Ltd.                                384,338
                                      400  SCPIE Holdings, Inc. (a)                                    10,000
                                    2,200  Safety Insurance Group, Inc.                                91,080

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    5,600  Scottish Re Group Ltd. (a)                            $     27,384
                                    2,900  SeaBright Insurance Holdings, Inc. (a)                      50,692
                                    6,200  Security Capital Assurance Ltd.                            191,394
                                    5,200  Selective Insurance Group, Inc.                            139,776
                                    3,100  Stancorp Financial Group, Inc.                             162,688
                                    2,025  State Auto Financial Corp.                                  62,066
                                      900  Stewart Information Services Corp.                          35,847
                                    3,000  Tower Group, Inc.                                           95,700
                                    5,631  Transatlantic Holdings, Inc.                               400,533
                                    2,000  Triad Guaranty, Inc. (a)                                    79,860
                                      300  Unico American Corp. (a)                                     3,993
                                    4,400  United America Indemnity, Ltd. (a)                         109,428
                                    2,700  United Fire & Casualty Co.                                  95,526
                                    4,200  Unitrin, Inc.                                              206,556
                                    5,800  Universal American Financial Corp. (a)                     123,424
                                   14,190  W.R. Berkley Corp.                                         461,743
                                    3,000  WellCare Health Plans, Inc. (a)                            271,530
                                    2,450  Zenith National Insurance Corp.                            115,371
                                                                                                 ------------
                                                                                                   17,245,138
-------------------------------------------------------------------------------------------------------------
International Oil - 0.4%            3,200  ATP Oil & Gas Corp. (a)                                    155,648
                                   18,889  GlobalSantaFe Corp.                                      1,364,730
                                    4,700  Sulphco, Inc. (a)(f)                                        16,967
                                                                                                 ------------
                                                                                                    1,537,345
-------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                       2,100  Boston Beer Co., Inc. Class A (a)                           82,635
                                    4,112  Central European Distribution Corp. (a)                    142,357
                                    2,760  National Beverage Corp. (a)                                 31,768
                                      100  Pyramid Breweries, Inc. (a)                                    343
                                                                                                 ------------
                                                                                                      257,103
-------------------------------------------------------------------------------------------------------------
Media - 3.3%                        2,600  ACCO Brands Corp. (a)                                       59,930
                                    1,000  Acme Communications, Inc.                                    5,010
                                    2,250  America's Car Mart, Inc. (a)                                30,578
                                    4,500  Beasley Broadcasting Group, Inc. Class A                    40,050
                                    6,480  Belo Corp. Class A                                         133,423
                                   17,100  Blockbuster, Inc. Class A (a)(f)                            73,701
                                   12,800  CNET Networks, Inc. (a)                                    104,832
                                       50  CTN Media Group, Inc. (a)                                        0
                                   22,000  Cablevision Systems Corp. Class A (a)                      796,180
                                    2,600  Carmike Cinemas, Inc.                                       57,096
                                   36,100  Charter Communications, Inc. Class A (a)                   146,205
                                   10,600  Cinemark Holdings, Inc. (a)                                189,634
                                   28,000  Citadel Broadcasting Corp.                                 180,600
                                    2,300  Coleman Cable, Inc. (a)                                     59,478
                                    1,500  Consolidated Graphics, Inc. (a)                            103,920
                                   11,600  Crown Media Holdings, Inc. Class A (a)(f)                   83,520
                                    7,165  Cumulus Media, Inc. Class A (a)(f)                          66,993
                                    2,500  Document Security Systems, Inc. (a)(f)                      34,475
                                    8,600  DreamWorks Animation SKG, Inc. Class A (a)                 248,024
                                   36,665  EchoStar Communications Corp. Class A (a)                1,590,161
                                    6,400  Emmis Communications Corp. Class A                          58,944
                                    3,400  Entercom Communications Corp.                               84,626
                                    6,500  Entravision Communications Corp. Class A (a)                67,795
                                    7,280  Gartner, Inc. Class A (a)                                  179,015
                                    4,200  GateHouse Media, Inc.                                       77,910
                                    3,020  Gaylord Entertainment Co. (a)                              161,993

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,200  Gray Television, Inc.                                 $     20,394
                                       80  iBEAM Broadcasting Corp. (a)                                     0
                                   11,700  Idearc, Inc.                                               413,361
                                       20  Intraware, Inc. (a)                                             95
                                    4,400  John Wiley & Sons, Inc. Class A                            212,476
                                    4,500  Journal Communications, Inc. Class A                        58,545
                                    5,200  Journal Register Co.                                        23,296
                                    3,100  The Knot, Inc. (a)                                          62,589
                                    3,300  Lee Enterprises, Inc.                                       68,838
                                   28,041  Liberty Global, Inc. (a)                                 1,150,803
                                    3,922  Liberty Global, Inc. Series C (a)                          154,135
                                    3,200  Lin TV Corp. Class A (a)                                    60,192
                                    5,100  Live Nation, Inc. (a)                                      114,138
                                    1,600  Loral Space & Communications Ltd. (a)                       78,848
                                    3,600  Martha Stewart Living Omnimedia, Inc. Class A               61,920
                                    7,800  McClatchy Co. Class A (f)                                  197,418
                                      800  Media General, Inc. Class A                                 26,616
                                   12,400  Mediacom Communications Corp. Class A (a)                  120,156
                                    4,300  National CineMedia, Inc. (a)                               120,443
                                    5,600  Navarre Corp. (a)                                           21,840
                                    1,400  Network Equipment Technologies, Inc. (a)                    13,356
                                    2,500  Nexstar Broadcasting Group, Inc. Class A (a)                32,850
                                   10,600  Palatin Technologies, Inc. (a)                              20,988
                                    2,100  Playboy Enterprises, Inc. Class B (a)                       23,793
                                   23,434  Primedia, Inc. (a)                                          66,787
                                    9,800  Radio One, Inc. Class A (a)                                 69,286
                                   13,900  Regal Entertainment Group Series A                         304,827
                                    2,900  Regent Communications, Inc. (a)                              9,715
                                    1,500  Rewards Network, Inc. (a)                                    6,105
                                    1,425  Saga Communications, Inc. Class A (a)                       13,965
                                    1,600  Salem Communications Corp. Class A                          17,744
                                    3,710  Scholastic Corp. (a)                                       133,337
                                    9,100  Sinclair Broadcast Group, Inc. Class A                     129,402
                                    6,730  Source Interlink Cos., Inc. (a)                             33,515
                                    5,100  Spanish Broadcasting System, Inc. Class A (a)               21,930
                                    4,980  Sun-Times Media Group, Inc.                                 26,145
                                   77,600  Time Warner Cable, Inc. (a)                              3,039,592
                                   10,165  TiVo, Inc. (a)                                              58,855
                                      320  Triple Crown Media, Inc. (a)                                 2,982
                                      600  United Capital Corp. (a)                                    17,250
                                    9,900  Univercell Holdings, Inc. (a)                                   31
                                    2,000  Valassis Communications, Inc. (a)                           34,380
                                    2,300  ValueVision Media, Inc. Class A (a)                         26,036
                                    2,100  WPT Enterprises, Inc. (a)(f)                                 8,589
                                      725  The Washington Post Co. Class B                            562,665
                                    3,600  Westwood One, Inc.                                          25,884
                                    6,900  WorldSpace, Inc. Class A (a)(f)                             33,327
                                   24,475  XM Satellite Radio Holdings, Inc. Class A (a)              288,071
                                    2,400  Young Broadcasting, Inc. Class A (a)                         8,856
                                                                                                 ------------
                                                                                                   12,630,459
-------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.9%                5,400  Alliance Holdings GP LP                                    160,704
                                    1,900  Ceco Environmental Corp. (a)                                21,812
                                    3,000  Coinstar, Inc. (a)                                          94,440
                                    4,600  Complete Production Services, Inc. (a)                     118,910

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    4,600  Delek US Holdings, Inc.                               $    122,590
                                    3,100  DynCorp. International, Inc. (a)                            68,169
                                    4,600  Force Protection, Inc. (a)(f)                               94,944
                                    1,300  Gerber Scientific, Inc. (a)                                 15,106
                                    3,900  Goodman Global, Inc. (a)                                    86,658
                                    8,100  International Coal Group, Inc. (a)                          48,438
                                   11,607  Liberty Media Holding Corp. - Capital (a)                1,365,912
                                   51,336  Liberty Media Holding Corp. - Interactive (a)            1,146,333
                                      100  Nextest Systems Corp. (a)                                    1,367
                                      500  Northstar Neuroscience, Inc. (a)                             5,815
                                      500  Pegasus Wireless Corp. (a)(f)                                   73
                                    2,700  Penson Worldwide, Inc. (a)                                  66,231
                                    2,900  Smith & Wesson Holding Corp. (a)(f)                         48,575
                                    3,400  Teekay LNG Partners LP                                     122,672
                                    2,200  Visicu, Inc. (a)                                            20,130
                                                                                                 ------------
                                                                                                    3,608,879
-------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 10.4%       1,210  1st Source Corp.                                            30,153
                                    5,050  A.G. Edwards, Inc.                                         426,978
                                    2,900  Acacia Research - Acacia Technologies (a)                   46,864
                                    3,447  Accredited Home Lenders Holding Co. (a)(f)                  47,120
                                    4,000  Advance America, Cash Advance Centers, Inc.                 70,960
                                    4,050  Advanta Corp. Class B                                      126,117
                                    2,500  Affiliated Managers Group, Inc. (a)                        321,900
                                    1,400  Agree Realty Corp.                                          43,750
                                    6,500  AllianceBernstein Holding LP                               566,085
                                    1,500  Amcore Financial, Inc.                                      43,485
                                    2,300  American Campus Communities, Inc.                           65,067
                                   13,000  American Financial Realty Trust                            134,160
                                    4,644  American Home Mortgage Investment Corp. (f)                 85,357
                                    7,450  AmeriCredit Corp. (a)                                      197,798
                                      100  Ampal-American Israel Corp. Class A (a)                        595
                                    1,600  Anchor Bancorp Wisconsin, Inc.                              41,904
                                    6,100  Ashford Hospitality Trust, Inc.                             71,736
                                    2,100  Asset Acceptance Capital Corp. (a)                          37,170
                                    1,600  Asta Funding, Inc. (f)                                      61,488
                                    6,050  Astoria Financial Corp.                                    151,492
                                       74  Atlantic Coast Federal Corp.                                 1,166
                                    2,600  Atlantis Plastics, Inc. (a)                                 10,374
                                    5,801  BOK Financial Corp.                                        309,889
                                    2,200  BP Prudhoe Bay Royalty Trust (f)                           158,752
                                    1,100  Bancorp Rhode Island, Inc.                                  42,075
                                      900  Bank of the Ozarks, Inc.                                    25,083
                                    4,435  BankUnited Financial Corp. Class A                          89,010
                                    1,500  Banner Corp.                                                51,090
                                      108  Berkshire Hathaway, Inc. Class A (a)                    11,823,300
                                      476  Berkshire Hathaway, Inc. Class B (a)                     1,715,980
                                    1,400  Berkshire Hills Bancorp, Inc.                               44,114
                                    9,400  BlackRock, Inc. (b)                                      1,471,946
                                   11,100  Broadridge Financial Solutions LLC                         212,232
                                    4,175  CVB Financial Corp.                                         46,426
                                    2,400  Calamos Asset Management, Inc. Class A                      61,320
                                      500  Camco Financial Corp.                                        6,230
                                      540  Capital Corp. of the West                                   12,938
                                    4,600  Capital Lease Funding, Inc.                                 49,450

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                   15,441  CapitalSource, Inc.                                   $    379,694
                                    1,900  Capital Trust, Inc.                                         64,866
                                      515  Cascade Financial Corp.                                      8,152
                                    2,900  Cash America International, Inc.                           114,985
                                    4,722  Cathay General Bancorp                                     158,376
                                    4,100  Cbot Holdings, Inc. Class A (a)                            847,060
                                    4,600  Centerline Holding Co.                                      82,800
                                    2,676  Central Pacific Financial Corp.                             88,335
                                    3,100  Cenveo, Inc. (a)                                            71,889
                                      900  Charter Financial Corp.                                     45,495
                                    1,600  Citizens First Bancorp, Inc.                                34,880
                                    2,890  Citizens, Inc. (a)(f)                                       20,346
                                      400  Clayton Holdings, Inc. (a)                                   4,556
                                    3,400  Cohen & Steers, Inc.                                       147,730
                                    4,500  CompuCredit Corp. (a)                                      157,590
                                    4,250  Corrections Corp. of America (a)                           268,218
                                   13,080  Covanta Holding Corp. (a)                                  322,422
                                    2,400  Cowen Group, Inc. (a)                                       42,984
                                    1,156  Cross Timbers Royalty Trust                                 49,153
                                    3,000  Deerfield Triarc Capital Corp.                              43,890
                                    3,600  Delta Financial Corp. (f)                                   44,172
                                    3,700  Dime Community Bancshares, Inc.                             48,803
                                    2,700  Downey Financial Corp. (f)                                 178,146
                                    6,900  ECC Capital Corp.                                            2,346
                                      629  ESB Financial Corp.                                          6,938
                                      300  Eastern Virginia Bankshares, Inc.                            6,600
                                    8,300  Eaton Vance Corp.                                          366,694
                                    2,900  Encore Capital Group, Inc. (a)                              36,192
                                    2,500  ePlus, Inc. (a)                                             24,325
                                    3,300  Epoch Holding Corp. (a)                                     44,187
                                    3,400  eSpeed, Inc. Class A (a)                                    29,376
                                      700  Evercore Partners, Inc. Class A                             20,839
                                    2,800  Extra Space Storage, Inc.                                   46,200
                                    4,000  Ezcorp, Inc. (a)                                            52,960
                                    3,400  FBR Capital Markets Corp. (a)                               57,460
                                    1,900  FCStone Group, Inc. (a)                                    108,889
                                      900  The FINOVA Group, Inc. (a)                                      36
                                    3,400  Financial Federal Corp.                                    101,388
                                    2,400  First Albany Cos., Inc. (a)                                  4,008
                                    2,961  First Community Bancorp, Inc.                              169,399
                                      500  First Defiance Financial Corp.                              14,910
                                      800  First Financial Corp.                                       23,488
                                    1,400  First Financial Holdings, Inc.                              45,794
                                    2,150  First Indiana Corp.                                         47,558
                                    6,900  The First Marblehead Corp.                                 266,616
                                      615  First Place Financial Corp.                                 12,989
                                    1,900  FirstFed Financial Corp. (a)(f)                            107,787
                                    3,600  Flagstar Bancorp, Inc.                                      43,380
                                    2,950  Flushing Financial Corp.                                    47,377
                                    7,000  Franklin Street Properties Corp.                           115,780
                                    9,710  Friedman Billings Ramsey Group, Inc. Class A                53,017
                                      300  Frontline Capital Group (a)                                      0
                                    2,700  GAMCO Investors, Inc. Class A                              151,335
                                    2,400  GFI Group, Inc. (a)                                        173,952

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,956  Glacier Bancorp, Inc.                                 $     80,505
                                      800  Gramercy Capital Corp.                                      22,032
                                    2,300  Great Lakes Bancorp, Inc. (a)                               30,383
                                    1,700  Greenhill & Co., Inc. (f)                                  116,807
                                      900  HMN Financial, Inc.                                         31,635
                                    1,400  Heartland Payment Systems, Inc. (f)                         41,062
                                      420  Heritage Financial Corp.                                    10,017
                                    4,100  Hersha Hospitality Trust                                    48,462
                                    3,300  HomeBanc Corp.                                               4,191
                                    4,000  Hugoton Royalty Trust                                      100,920
                                    1,000  IBERIABANK Corp.                                            49,450
                                    3,900  ITC Holdings Corp.                                         158,457
                                      300  ITLA Capital Corp.                                          15,636
                                      242  Independence Federal Savings Bank (a)                        2,425
                                    2,524  Independent Bank Corp./MI                                   43,438
                                    6,200  IndyMac Bancorp, Inc. (f)                                  180,854
                                      800  InnSuites Hospitality Trust                                  1,208
                                    4,500  Interactive Brokers Group, Inc. Class A (a)                122,085
                                    5,400  IntercontinentalExchange, Inc. (a)                         798,390
                                    1,000  International Assets Holding Corp., Inc. (a)                23,200
                                    6,442  International Bancshares Corp.                             165,034
                                    3,400  International Securities Exchange, Inc.                    222,190
                                      800  Interpool, Inc.                                             21,520
                                    3,000  Investment Technology Group, Inc. (a)                      129,990
                                    4,500  JMP Group, Inc. (a)                                         47,025
                                    3,700  Jackson Hewitt Tax Service, Inc.                           104,007
                                    7,800  Jefferies Group, Inc. New Shares                           210,444
                                    6,000  John D Oil & Gas Co. (a)                                     2,940
                                    3,100  KBW, Inc. (a)                                               91,078
                                    8,000  KKR Financial Holdings LLC                                 199,280
                                    1,690  KNBT Bancorp, Inc.                                          24,843
                                    8,900  Knight Capital Group, Inc. Class A (a)                     147,740
                                    3,600  LaBranche & Co., Inc. (a)                                   26,568
                                    5,581  Ladenburg Thalmann Financial Services, Inc. (a)(f)          12,836
                                    3,600  Lazard Ltd. Class A                                        162,108
                                   16,204  Leucadia National Corp.                                    571,191
                                    1,000  Lincoln Bancorp                                             18,740
                                    1,000  Lipid Sciences, Inc. (a)                                     1,600
                                    3,279  MAF Bancorp, Inc.                                          177,919
                                    3,950  MB Financial, Inc.                                         137,223
                                      900  MCF Corp. (a)                                                4,518
                                      200  Malan Realty Investors, Inc. (a)                                 0
                                   11,100  Mastercard, Inc. Class A (f)                             1,841,157
                                      300  Maxus Realty Trust, Inc.                                     3,600
                                    1,200  McGrath RentCorp                                            40,428
                                    3,300  Medallion Financial Corp.                                   39,039
                                    5,200  Medical Properties Trust, Inc.                              68,796
                                      500  MicroFinancial, Inc.                                         3,100
                                      116  Mid Penn Bancorp, Inc.                                       3,061
                                      600  The Midland Co.                                             28,164
                                    5,300  MoneyGram International, Inc.                              148,135
                                      400  Monmouth Capital Corp.                                       2,208
                                    2,200  Monmouth Real Estate Investment Corp. Class A               19,118
                                      300  MutualFirst Financial, Inc.                                  5,514

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                      400  NASB Financial, Inc.                                  $     13,460
                                   10,100  The NASDAQ Stock Market, Inc. (a)                          300,071
                                   21,000  NYSE Euronext                                            1,546,020
                                    3,790  Nastech Pharmaceutical Co., Inc. (a)(f)                     41,349
                                    2,500  National Financial Partners Corp. (f)                      115,775
                                      120  National Security Group, Inc.                                2,280
                                      400  National Western Life Insurance Co. Class A                101,168
                                    3,100  Nelnet, Inc. Class A                                        75,764
                                   24,441  New York Community Bancorp, Inc.                           415,986
                                    3,900  NewStar Financial, Inc. (a)                                 55,497
                                      400  North American Scientific, Inc. (a)                            392
                                    5,100  Northwest Bancorp, Inc.                                    133,314
                                    5,500  Nuveen Investments, Inc. Class A                           341,825
                                    7,700  Nymex Holdings, Inc.                                       967,351
                                    1,400  Oak Hill Financial, Inc.                                    30,744
                                    5,700  Ocwen Financial Corp. (a)                                   75,981
                                      700  One Liberty Properties, Inc.                                15,932
                                    1,700  Opteum, Inc.                                                 4,624
                                    6,200  optionsXpress Holdings, Inc.                               159,092
                                      700  Oritani Financial Corp. (a)                                 10,003
                                      600  PAB Bankshares, Inc.                                        11,490
                                    2,125  PMC Commercial Trust                                        27,944
                                      321  PVF Capital Corp.                                            4,273
                                    5,210  Pacific Capital Bancorp                                    140,566
                                    6,308  Partners Trust Financial Group, Inc.                        66,234
                                    1,245  Piper Jaffray Cos. (a)                                      69,384
                                    1,800  Portfolio Recovery Associates, Inc.                        108,036
                                      500  Provident Financial Holdings, Inc.                          12,500
                                    2,889  Provident Financial Services, Inc.                          45,531
                                    7,850  Raymond James Financial, Inc.                              242,565
                                    2,000  Reis, Inc. (a)                                              18,160
                                      675  Renasant Corp.                                              15,350
                                    1,000  Resource America, Inc. Class A                              20,610
                                      200  Riverview Bancorp, Inc.                                      2,744
                                      300  Roberts Realty Investors, Inc. (a)                           2,310
                                      400  Roma Financial Corp.                                         6,628
                                    3,000  Rome Bancorp, Inc.                                          36,840
                                   16,320  SEI Investments Co.                                        473,933
                                    2,265  SWS Group, Inc.                                             48,969
                                    4,500  Sanders Morris Harris Group, Inc.                           52,380
                                    5,503  Santander BanCorp                                           81,775
                                      300  Security Bank Corp.                                          6,030
                                    3,300  Siebert Financial Corp.                                     13,860
                                    3,600  Specialty Underwriters' Alliance, Inc. (a)                  28,476
                                    8,505  Sterling Financial Corp.                                   160,260
                                      800  Stifel Financial Corp. (a)                                  47,112
                                    1,432  Student Loan Corp.                                         291,985
                                      300  Supertel Hospitality, Inc.                                   2,541
                                   49,780  TD Ameritrade Holding Corp. (a)                            995,600
                                      100  TF Financial Corp.                                           3,006
                                    4,679  Tarragon Corp. (a)                                          39,584
                                    2,800  Thomas Weisel Partners Group, Inc. (a)                      46,620
                                    1,100  TierOne Corp.                                               33,110

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,500  Transnational Financial Network, Inc. (a)             $        450
                                    2,100  U.S. Global Investors, Inc. (f)                             47,565
                                    5,200  United Community Banks, Inc.                               134,628
                                    1,000  United PanAm Financial Corp. (a)                            14,260
                                      100  Value Line, Inc.                                             4,390
                                    3,800  ViewPoint Financial Group                                   65,398
                                   10,252  W Holding Co., Inc.                                         27,065
                                    1,900  WP Carey & Co. LLC                                          59,755
                                    1,800  WP Stewart & Co. Ltd. (f)                                   19,602
                                      200  WVS Financial Corp.                                          3,280
                                    5,100  Waddell & Reed Financial, Inc. Class A                     132,651
                                    6,861  Washington Federal, Inc.                                   166,791
                                    2,700  Washington Group International, Inc. (a)                   216,027
                                      600  Wauwatosa Holdings, Inc. (a)                                 9,924
                                      151  Wayne Savings Bancshares, Inc.                               2,099
                                    3,373  Webster Financial Corp.                                    143,926
                                      502  Wesco Financial Corp.                                      193,270
                                      840  West Bancorp., Inc.                                         13,415
                                    5,600  Westfield Financial, Inc.                                   55,832
                                      900  Wheeling-Pittsburgh Corp. (a)                               17,127
                                      842  White Mountains Insurance Group, Inc.                      510,269
                                      200  Willis Lease Finance Corp. (a)                               2,324
                                    1,467  Willow Grove Bancorp, Inc.                                  19,071
                                   10,156  Winthrop Realty Trust, Inc.                                 70,178
                                    1,800  World Acceptance Corp. (a)                                  76,914
                                    1,900  Wright Express Corp. (a)                                    65,113
                                                                                                 ------------
                                                                                                   40,304,545
-------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.1%               2,200  AO Smith Corp.                                              87,758
                                    2,800  ASV, Inc. (a)(f)                                            48,384
                                      600  Accuride Corp. (a)                                           9,246
                                    2,905  Aftermarket Technology Corp. (a)                            86,220
                                    5,000  American Axle & Manufacturing Holdings, Inc.               148,100
                                      500  Amerigon Inc. (a)                                            8,975
                                    1,700  Arctic Cat, Inc.                                            33,660
                                    4,500  ArvinMeritor, Inc.                                          99,900
                                    3,700  BorgWarner, Inc.                                           318,348
                                    2,000  CSK Auto Corp. (a)                                          36,800
                                    1,400  Cascade Corp.                                              109,816
                                    1,100  Coachmen Industries, Inc.                                   10,626
                                      100  Commercial Vehicle Group, Inc. (a)                           1,863
                                    4,700  Donaldson Co., Inc.                                        167,085
                                    1,300  Dorman Products, Inc. (a)                                   17,966
                                    3,300  Federal-Mogul Corp. (a)                                      3,564
                                    3,690  Fleetwood Enterprises, Inc. (a)                             33,395
                                    2,100  FortuNet, Inc. (a)(f)                                       21,189
                                      650  Fuel Systems Solutions, Inc. (a)                            10,777
                                   12,590  Gentex Corp.                                               247,897
                                    2,700  Group 1 Automotive, Inc.                                   108,918
                                    2,000  H&E Equipment Services, Inc. (a)                            55,480
                                    7,200  Hayes Lemmerz International, Inc. (a)                       38,520
                                    2,200  Keystone Automotive Industries, Inc. (a)                    91,014
                                    5,300  LKQ Corp. (a)                                              130,698
                                    2,000  The Lamson & Sessions Co. (a)                               53,140
                                    4,145  Lear Corp. (a)                                             147,603

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,000  Lithia Motors, Inc. Class A                           $     25,340
                                    2,100  MarineMax, Inc. (a)                                         42,042
                                      900  Midas, Inc. (a)                                             20,403
                                    1,900  Modine Manufacturing Co.                                    42,940
                                    1,800  Monaco Coach Corp.                                          25,830
                                      750  Monro Muffler, Inc.                                         28,088
                                    2,120  Myers Industries, Inc.                                      46,873
                                      850  Noble International Ltd.                                    17,374
                                    6,000  Oshkosh Truck Corp.                                        377,520
                                    3,300  Polaris Industries, Inc. (f)                               178,728
                                      447  Proliance International, Inc. (a)                            1,386
                                    1,000  Rush Enterprises, Inc. Class A (a)                          21,720
                                    2,000  Sonic Automotive, Inc.                                      57,940
                                    3,675  Spartan Motors, Inc.                                        62,549
                                    1,300  Standard Motor Products, Inc.                               19,539
                                    1,300  Stoneridge, Inc. (a)                                        16,042
                                    3,110  Superior Industries International, Inc. (f)                 67,674
                                    8,200  TRW Automotive Holdings Corp. (a)                          302,006
                                    3,685  Thor Industries, Inc.                                      166,341
                                    2,500  Titan International, Inc.                                   79,025
                                    4,600  U.S. Auto Parts Network, Inc. (a)                           43,516
                                    6,500  United Auto Group, Inc. (a)                                138,385
                                    7,500  Visteon Corp. (a)                                           60,750
                                    2,500  Winnebago Industries, Inc.                                  73,800
                                                                                                 ------------
                                                                                                    4,042,753
-------------------------------------------------------------------------------------------------------------
Non-Durables - 1.7%                 3,600  AFC Enterprises, Inc. (a)                                   62,244
                                   18,644  Activision, Inc. (a)(g)                                    348,083
                                    4,600  American Greetings Corp. Class A                           130,318
                                    5,665  Applebee's International, Inc.                             136,527
                                    1,100  BJ's Restaurants, Inc. (a)                                  21,714
                                      615  Benihana, Inc. (a)                                          12,343
                                    1,230  Benihana, Inc. Class A (a)                                  24,600
                                    1,700  Blue Nile, Inc. (a)(f)                                     102,680
                                    3,000  Bob Evans Farms, Inc.                                      110,550
                                      210  Bowl America, Inc. Class A                                   3,581
                                    7,200  Brinker International, Inc.                                210,744
                                    2,600  Buca, Inc. (a)                                               9,100
                                    2,000  Buffalo Wild Wings, Inc. (a)                                83,180
                                    2,515  CBRL Group, Inc.                                           106,837
                                    2,250  CEC Entertainment, Inc. (a)                                 79,200
                                    3,300  CKE Restaurants, Inc.                                       66,231
                                    4,100  Cabela's, Inc. Class A (a)                                  90,733
                                    3,900  California Pizza Kitchen, Inc. (a)                          83,772
                                    2,400  Centillium Communications, Inc. (a)                          5,016
                                    2,800  Champps Entertainment, Inc. (a)                             13,300
                                    6,717  The Cheesecake Factory, Inc. (a)                           164,701
                                    3,800  Cheniere Energy, Inc. (a)(f)                               147,402
                                      300  Churchill Downs, Inc.                                       15,714
                                      900  Coinmach Service Corp. Class A                              11,907
                                    5,500  Cosi, Inc. (a)(f)                                           25,080
                                   10,600  Denny's Corp. (a)                                           46,746
                                    3,600  Domino's Pizza, Inc.                                        65,772
                                    3,300  Dover Motorsports, Inc.                                     19,998
                                    1,200  Drew Industries, Inc. (a)                                   39,768
                                    1,200  EMAK Worldwide, Inc. (a)                                     3,168

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,500  Famous Dave's of America, Inc. (a)                    $     55,700
                                    1,100  Forward Industries, Inc. (a)                                 3,586
                                    1,400  Gaming Partners International Corp.                         19,488
                                    1,500  Handleman Co.                                                9,345
                                    3,718  Hibbett Sports, Inc. (a)                                   101,799
                                    4,300  Hollywood Media Corp. (a)                                   18,748
                                      900  IHOP Corp.                                                  48,987
                                    4,200  International Speedway Corp. Class A                       221,382
                                    3,200  Isle of Capri Casinos, Inc. (a)                             76,672
                                    2,400  Jack in the Box, Inc. (a)                                  170,256
                                    2,813  Jakks Pacific, Inc. (a)                                     79,158
                                      300  Kreisler Manufacturing Corp. (a)                             4,656
                                    3,700  Krispy Kreme Doughnuts, Inc. (a)(f)                         34,262
                                    2,900  Lancaster Colony Corp.                                     121,481
                                    1,700  Landry's Restaurants, Inc.                                  51,442
                                      300  Lazare Kaplan International, Inc. (a)                        2,376
                                    2,500  Leapfrog Enterprises, Inc. (a)                              25,625
                                      800  Lenox Group, Inc. (a)                                        5,624
                                    2,800  Lodgenet Entertainment Corp. (a)                            89,768
                                    1,700  Luby's, Inc. (a)                                            16,422
                                    1,500  Majesco Entertainment Co. (a)                                2,250
                                    5,300  Marvel Entertainment, Inc. (a)                             135,044
                                    2,400  Metal Management, Inc.                                     105,768
                                    6,000  Midway Games, Inc. (a)(f)                                   38,160
                                    2,600  Movado Group, Inc.                                          87,724
                                    3,005  O'Charleys, Inc.                                            60,581
                                    2,895  P.F. Chang's China Bistro, Inc. (a)                        101,904
                                    3,200  Panera Bread Co. Class A (a)                               147,392
                                    3,300  Papa John's International, Inc. (a)                         94,908
                                      900  Peco II, Inc. (a)                                              684
                                    7,600  Penn National Gaming, Inc. (a)                             456,684
                                    1,670  RC2 Corp. (a)                                               66,817
                                    3,300  Rare Hospitality International, Inc. (a)                    88,341
                                    1,800  Red Robin Gourmet Burgers, Inc. (a)                         72,666
                                    3,400  Regis Corp.                                                130,050
                                    2,600  Ruby Tuesday, Inc.                                          68,458
                                    1,300  Russ Berrie & Co., Inc. (a)                                 24,219
                                    6,000  Samsonite Corp.                                              7,740
                                   20,900  Service Corp. International                                267,102
                                      400  Servotronics, Inc. (a)                                       4,280
                                    2,900  Shutterfly, Inc. (a)                                        62,495
                                    6,737  Sonic Corp. (a)                                            149,022
                                    4,100  Sotheby's Holdings, Inc. Class A                           188,682
                                      900  The Steak n Shake Co. (a)                                   15,021
                                      510  Steinway Musical Instruments, Inc.                          17,641
                                   11,400  Stewart Enterprises, Inc. Class A                           88,806
                                    5,150  THQ, Inc. (a)                                              157,178
                                    6,000  Take-Two Interactive Software, Inc. (a)(f)                 119,820
                                    5,400  The Topps Co., Inc.                                         56,754
                                    3,300  Traffix, Inc.                                               18,150
                                    2,400  Trans World Entertainment Corp. (a)                         11,136
                                    4,700  Triarc Cos.                                                 73,790
                                    4,100  Trump Entertainment Resorts, Inc. (a)                       51,455
                                    2,755  Tupperware Corp.                                            79,179

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    9,800  Warner Music Group Corp.                              $    141,610
                                    7,900  World Wrestling Entertainment, Inc.                        126,321
                                    3,090  Youbet.com, Inc. (a)                                         7,540
                                                                                                 ------------
                                                                                                    6,723,158
-------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 1.1%             800  AM Castle & Co.                                             28,728
                                    7,600  Advanced Environmental Recycling Technologies, Inc.
                                           Class A (a)                                                 12,160
                                    1,900  Brush Engineered Materials, Inc. (a)                        79,781
                                    3,100  Century Aluminum Co. (a)                                   169,353
                                    4,000  China Precision Steel, Inc. (a)                             12,640
                                      100  Claymont Steel, Inc. (a)                                     2,139
                                   28,500  Coeur d'Alene Mines Corp. (a)(f)                           102,315
                                    7,500  Commercial Metals Co.                                      253,275
                                    2,427  Encore Wire Corp. (f)                                       71,451
                                   12,700  Hecla Mining Co. (a)                                       108,458
                                    1,900  Kaiser Aluminum Corp.                                      138,472
                                    1,800  Minerals Technologies, Inc.                                120,510
                                    3,100  Mueller Industries, Inc.                                   106,764
                                    2,100  RTI International Metals, Inc. (a)                         158,277
                                    4,924  Reliance Steel & Aluminum Co.                              277,024
                                   23,300  Southern Copper Corp. (f)                                2,196,258
                                    5,284  Stillwater Mining Co. (a)                                   58,177
                                   13,895  Titanium Metals Corp. (a)                                  443,251
                                                                                                 ------------
                                                                                                    4,339,033
-------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%      900  CPI Corp.                                                   62,550
                                    1,100  Cyberoptics Corp. (a)                                       14,806
                                    3,300  Imation Corp.                                              121,638
                                   10,730  Ingram Micro, Inc. Class A (a)                             232,948
                                    2,095  LaserCard Corp. (a)(f)                                      22,877
                                      200  Meade Instruments Corp. (a)                                    438
                                    1,900  Photronics, Inc. (a)                                        28,272
                                      100  StockerYale, Inc. (a)                                          139
                                    1,000  Zygo Corp. (a)                                              14,290
                                                                                                 ------------
                                                                                                      497,958
-------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%      3,200  Bowater, Inc. (f)                                           79,840
                                    5,300  Buckeye Technologies, Inc. (a)                              81,991
                                    1,704  CSS Industries, Inc.                                        67,495
                                    5,900  Caraustar Industries, Inc. (a)                              30,975
                                    1,200  Chesapeake Corp.                                            15,084
                                    1,700  Deltic Timber Corp.                                         93,194
                                   44,500  Domtar Corp. (a)                                           496,620
                                      480  Kadant, Inc. (a)                                            14,976
                                    7,700  Louisiana-Pacific Corp.                                    145,684
                                    1,000  Lydall, Inc. (a)                                            14,610
                                    1,700  Neenah Paper, Inc.                                          70,142
                                    1,400  P.H. Glatfelter Co.                                         19,026
                                    6,400  Packaging Corp. of America                                 161,984
                                      900  Pope & Talbot, Inc. (a)                                      3,573
                                    1,759  Potlatch Corp.                                              75,725
                                    4,771  Rayonier, Inc.                                             215,363
                                    2,300  Rock-Tenn Co. Class A                                       72,956
                                   17,280  Smurfit-Stone Container Corp. (a)                          229,997
                                    2,100  Universal Forest Products, Inc.                             88,746

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    6,200  Wausau Paper Corp.                                    $     83,080
                                                                                                 ------------
                                                                                                    2,061,061
-------------------------------------------------------------------------------------------------------------
Producer Goods - 3.5%               5,823  AGCO Corp. (a)                                             252,776
                                      500  Aaon, Inc.                                                  15,925
                                    1,800  Actuant Corp. Class A                                      113,508
                                    4,400  Aeroflex, Inc. (a)                                          62,348
                                    3,500  Akorn, Inc. (a)                                             24,465
                                      700  Alamo Group, Inc.                                           17,640
                                    1,900  Albany International Corp. Class A                          76,836
                                      115  Allied Motion Technologies, Inc. (a)                           825
                                    1,700  Allis-Chalmers Energy, Inc. (a)(f)                          39,083
                                    1,200  American Vanguard Corp. (f)                                 17,184
                                    6,700  Ametek, Inc.                                               265,856
                                    2,700  Applied Industrial Technologies, Inc.                       79,650
                                    5,600  AptarGroup, Inc.                                           199,136
                                       14  Arotech Corp. (a)                                               47
                                    1,500  Astec Industries, Inc. (a)                                  63,330
                                    7,700  BE Aerospace, Inc. (a)                                     318,010
                                    4,300  Baldor Electric Co.                                        211,904
                                    5,300  Barnes Group, Inc.                                         167,904
                                    1,500  Blount International, Inc. (a)                              19,620
                                    2,700  Blyth, Inc.                                                 71,766
                                    4,500  Briggs & Stratton Corp. (f)                                142,020
                                      600  CIRCOR International, Inc.                                  24,258
                                    1,100  Cantel Medical Corp. (a)                                    18,711
                                    8,900  Capstone Turbine Corp. (a)(f)                                9,612
                                      200  Catalyst Semiconductor, Inc. (a)                               952
                                    3,300  Chart Industries, Inc. (a)                                  93,852
                                    1,100  Cherokee International Corp. (a)                             5,434
                                      100  Chicago Rivet & Machine Co.                                  2,538
                                    3,000  Clarcor, Inc.                                              112,290
                                    4,185  Cognex Corp.                                                94,204
                                    1,100  Columbus McKinnon Corp. (a)                                 35,420
                                    1,900  Comfort Systems USA, Inc.                                   26,942
                                      360  Concord Camera Corp. (a)                                     1,638
                                    1,900  Cryo-Cell International, Inc. (a)                            4,655
                                      600  Culp, Inc. (a)                                               5,406
                                    2,500  Curtiss-Wright Corp.                                       116,525
                                    2,000  Diamond Management & Technology Consultants, Inc.           26,400
                                      300  Directed Electronics, Inc. (a)                               2,652
                                    5,500  Distributed Energy Systems Corp. (a)                         7,150
                                    1,300  Dynamic Materials Corp.                                     48,750
                                      300  The Eastern Co.                                              8,718
                                    6,900  Evergreen Solar, Inc. (a)(f)                                64,170
                                    2,300  FMC Corp.                                                  205,597
                                    1,600  The Fairchild Corp. (a)                                      3,552
                                   11,790  Fastenal Co.                                               493,529
                                    2,500  Federal Signal Corp.                                        39,650
                                    5,000  Flanders Corp. (a)(f)                                       38,500
                                    3,600  Flowserve Corp.                                            257,760
                                    5,640  Foster Wheeler Ltd. (a)                                    603,424
                                    2,700  Franklin Electric Co., Inc. (f)                            127,386
                                    3,700  Gardner Denver, Inc. (a)                                   157,435

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,656  The Gorman-Rupp Co.                                   $     52,760
                                    5,887  Graco, Inc.                                                237,128
                                    6,300  GrafTech International Ltd. (a)                            106,092
                                      700  HI Shear Technology Corp.                                    7,385
                                    3,000  HNI Corp.                                                  123,000
                                    1,400  Hardinge, Inc.                                              47,642
                                    5,800  Harsco Corp.                                               301,600
                                    4,990  Herman Miller, Inc.                                        157,684
                                    5,500  Hexcel Corp. (a)                                           115,885
                                    3,900  Hubbell, Inc. Class B                                      211,458
                                      100  Hurco Companies, Inc. (a)                                    4,998
                                    5,425  IDEX Corp.                                                 209,080
                                      100  Ibis Technology Corp. (a)                                      154
                                      400  Inplay Technologies, Inc. (a)                                  900
                                      500  IntriCon Corp. (a)                                           3,450
                                    5,475  Jarden Corp. (a)                                           235,480
                                    2,500  Kaydon Corp.                                               130,300
                                    2,800  Kennametal, Inc.                                           229,684
                                    2,700  Knoll, Inc.                                                 60,480
                                      600  LB Foster Co. Class A (a)                                   17,208
                                    1,100  LaBarge, Inc. (a)                                           13,519
                                    1,900  Ladish Co., Inc. (a)                                        81,700
                                      534  Lawson Products, Inc.                                       20,666
                                    5,000  Lennox International, Inc.                                 171,150
                                    2,182  Libbey, Inc.                                                47,066
                                    2,595  Lincoln Electric Holdings, Inc.                            192,653
                                    1,900  Lindsay Manufacturing Co. (f)                               84,151
                                    3,200  Liquidity Services, Inc. (a)                                60,096
                                    4,100  MSC Industrial Direct Co. Class A                          225,500
                                    1,700  Magnetek, Inc. (a)                                           8,755
                                    4,500  Manitowoc Co.                                              361,710
                                      900  Material Sciences Corp. (a)                                 10,611
                                    1,800  Matthews International Corp. Class A                        78,498
                                    2,700  Merix Corp. (a)                                             21,303
                                    3,360  Micrel, Inc.                                                42,739
                                    1,800  Middleby Corp. (a)                                         107,676
                                      436  Milacron, Inc. (a)                                           3,803
                                      900  Modtech Holdings, Inc. (a)                                   2,430
                                    2,425  Moog, Inc. Class A (a)                                     106,967
                                      400  NACCO Industries, Inc. Class A                              62,196
                                    1,700  NATCO Group, Inc. Class A (a)                               78,268
                                    3,700  NN, Inc.                                                    43,660
                                    2,900  Nordson Corp.                                              145,464
                                    3,700  Oceaneering International, Inc. (a)                        194,768
                                    4,500  PainCare Holdings, Inc. (a)                                  1,643
                                    6,250  Pentair, Inc.                                              241,063
                                    5,207  Plug Power, Inc. (a)(f)                                     16,350
                                    1,600  Possis Medical, Inc. (a)                                    17,408
                                    3,140  Presstek, Inc. (a)                                          25,089
                                    2,300  RBC Bearings, Inc. (a)                                      94,875
                                    1,000  Reddy Ice Holdings, Inc.                                    28,520
                                    2,505  Regal-Beloit Corp.                                         116,583
                                    3,200  Research Frontiers, Inc. (a)(f)                             45,056
                                      700  Riviera Holdings Corp. (a)                                  25,445

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,700  Robbins & Myers, Inc.                                 $     90,321
                                    1,071  Ronson Corp. (a)                                             1,649
                                    5,700  Roper Industries, Inc.                                     325,470
                                    2,070  SI International, Inc. (a)                                  68,351
                                    4,548  SPX Corp.                                                  399,360
                                    7,000  Safeguard Scientifics, Inc. (a)                             19,670
                                    4,700  Sauer-Danfoss, Inc.                                        139,872
                                      900  Sequa Corp. Class A (a)                                    100,800
                                    5,700  The Shaw Group, Inc. (a)                                   263,853
                                    1,700  Somanetics Corp. (a)                                        31,127
                                    1,800  Sonic Solutions, Inc. (a)                                   22,698
                                      200  Spectrum Control, Inc. (a)                                   3,376
                                      700  Standex International Corp.                                 19,908
                                   12,000  Steelcase, Inc. Class A                                    222,000
                                      300  Strattec Security Corp. (a)                                 14,100
                                    1,500  Sun Hydraulics, Inc.                                        73,875
                                    1,700  T-3 Energy Services, Inc. (a)                               56,865
                                    1,165  TRM Corp. (a)                                                1,701
                                    1,400  Team, Inc. (a)                                              62,958
                                    1,500  Technology Research Corp.                                    6,015
                                    3,000  Tecumseh Products Co. Class A (a)                           47,130
                                    2,300  Teleflex, Inc.                                             188,094
                                    1,200  Tennant Co.                                                 43,800
                                    2,600  Tenneco, Inc. (a)                                           91,104
                                    8,000  ThermoGenesis Corp. (a)                                     22,080
                                    5,800  Timken Co.                                                 209,438
                                    4,900  Trinity Industries, Inc.                                   213,346
                                    1,900  Triumph Group, Inc.                                        124,393
                                    1,900  TurboChef Technologies, Inc. (a)(f)                         26,448
                                      200  Twin Disc, Inc.                                             14,382
                                    2,100  Tyler Technologies, Inc. (a)                                26,061
                                   10,040  Valhi, Inc.                                                163,652
                                    1,400  Valmont Industries, Inc.                                   101,864
                                    2,700  Watsco, Inc.                                               146,880
                                    3,400  Watts Water Technologies, Inc. Class A                     127,398
                                    3,100  Woodward Governor Co.                                      166,377
                                    1,100  X-Rite, Inc.                                                16,247
                                                                                                 ------------
                                                                                                   13,479,355
-------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.6%         3,400  Alexander & Baldwin, Inc.                                  180,574
                                    6,300  American Commercial Lines, Inc. (a)                        164,115
                                    4,600  Diamondhead Casino Corp. (a)                                12,420
                                    3,100  Double Hull Tankers, Inc.                                   48,329
                                    5,200  Eagle Bulk Shipping, Inc.                                  116,532
                                      700  Excel Maritime Carriers Ltd.                                17,626
                                    2,700  Florida East Coast Industries, Inc. (f)                    224,046
                                    1,500  Freightcar America, Inc.                                    71,760
                                    4,000  GATX Corp.                                                 197,000
                                    1,000  Genco Shipping & Trading Ltd.                               41,260
                                    3,900  General Maritime Corp.                                     104,442
                                    1,950  Genesee & Wyoming, Inc. Class A (a)                         58,188
                                    2,000  Greenbrier Cos., Inc. (f)                                   60,440
                                    3,200  Horizon Lines, Inc. Class A                                104,832
                                    2,800  Hornbeck Offshore Services, Inc. (a)                       108,528
                                      300  International Shipholding Corp. (a)                          6,042

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    5,900  Kansas City Southern (a)                              $    221,486
                                    1,900  Martin Midstream Partners LP                                78,850
                                    2,300  Overseas Shipholding Group, Inc.                           187,220
                                    1,600  Saia, Inc. (a)                                              43,616
                                    5,500  Ship Finance International Ltd. (f)                        163,240
                                    1,200  TBS International Ltd. (a)                                  34,080
                                    2,100  Trico Marine Services, Inc. (a)                             85,848
                                    2,700  Westinghouse Air Brake Technologies Corp.                   98,631
                                                                                                 ------------
                                                                                                    2,429,105
-------------------------------------------------------------------------------------------------------------
Real Property - 4.7%                7,200  AMB Property Corp.                                         383,184
                                      700  AMREP Corp. (f)                                             33,285
                                    3,500  Acadia Realty Trust                                         90,825
                                    2,980  Affordable Residential Communities Inc. (a)                 35,224
                                    1,795  Alesco Financial, Inc.                                      14,593
                                      500  Alexander's, Inc. (a)                                      202,125
                                    2,600  Alexandria Real Estate Equities, Inc.                      251,732
                                      400  American Land Lease, Inc.                                   10,000
                                      500  American Mortgage Acceptance Co.                             5,025
                                    4,800  American Real Estate Partners LP                           488,352
                                      500  American Realty Investors, Inc. (a)                          4,095
                                    4,400  Amerivest Properties, Inc.                                       0
                                   18,900  Annaly Capital Management, Inc.                            272,538
                                    4,400  Anthracite Capital, Inc. (b)                                51,480
                                    2,700  Anworth Mortgage Asset Corp.                                24,435
                                    2,300  Arbor Realty Trust, Inc.                                    59,363
                                    3,200  Associated Estates Realty Corp.                             49,888
                                    1,000  Avatar Holdings, Inc. (a)(f)                                76,940
                                    4,735  BRE Properties                                             280,738
                                    2,000  BRT Realty Trust                                            52,020
                                    3,200  Big 5 Sporting Goods Corp.                                  81,600
                                    3,600  BioMed Realty Trust, Inc.                                   90,432
                                    6,314  Brandywine Realty Trust                                    180,454
                                   28,800  Brookfield Properties Corp.                                700,128
                                    6,300  CBL & Associates Properties, Inc.                          227,115
                                    3,800  CBRE Realty Finance, Inc.                                   45,182
                                    2,300  California Coastal Communities, Inc.                        38,962
                                    5,057  Camden Property Trust                                      338,667
                                    2,500  Capstead Mortgage Corp.                                     24,250
                                    1,100  Cedar Shopping Centers, Inc.                                15,785
                                    3,200  Colonial Properties Trust                                  116,640
                                    3,400  Corporate Office Properties Trust                          139,434
                                    3,000  Cousins Properties, Inc.                                    87,030
                                    7,700  Crescent Real Estate EQT Co.                               172,788
                                    3,100  Crystal River Capital, Inc.                                 75,268
                                   15,400  DCT Industrial Trust, Inc.                                 165,704
                                    5,200  DiamondRock Hospitality Co.                                 99,216
                                    3,700  Digital Realty Trust, Inc.                                 139,416
                                   10,800  Douglas Emmett, Inc.                                       267,192
                                   12,075  Duke Realty Corp.                                          430,715
                                    1,200  Eastgroup Properties, Inc.                                  52,584
                                    5,000  Education Realty Trust, Inc.                                70,150
                                    1,800  Entertainment Properties Trust                              96,804
                                    6,300  Equity Inns, Inc.                                          141,120
                                    1,700  Equity Lifestyle Properties, Inc.                           88,723

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    6,855  Equity One, Inc.                                      $    175,145
                                    2,200  Essex Property Trust, Inc.                                 255,860
                                    4,040  Federal Realty Investment Trust                            312,130
                                    5,500  FelCor Lodging Trust, Inc.                                 143,165
                                    9,300  Fieldstone Investment Corp.                                 33,852
                                    1,327  First Acceptance Corp. (a)                                  13,482
                                    3,600  First Industrial Realty Trust, Inc.                        139,536
                                    1,200  First Potomac Realty Trust                                  27,948
                                    8,300  Forest City Enterprises, Inc. Class A                      510,284
                                    2,300  GMH Communities Trust                                       22,287
                                    1,900  Getty Realty Corp.                                          49,932
                                    2,100  Gladstone Commercial Corp.                                  41,160
                                    2,700  Glimcher Realty Trust                                       67,500
                                    4,422  Grubb & Ellis Co. (a)                                       51,295
                                   14,700  HRPT Properties Trust                                      152,880
                                   15,400  Health Care Property Investors, Inc.                       445,522
                                    6,752  Health Care REIT, Inc.                                     272,511
                                    4,800  Healthcare Realty Trust, Inc.                              133,344
                                    2,900  Highland Hospitality Corp.                                  55,680
                                    2,950  Highwoods Properties, Inc.                                 110,625
                                    3,200  Home Properties, Inc.                                      166,176
                                    5,905  Hospitality Properties Trust                               244,998
                                    1,600  Housevalues, Inc. (a)(f)                                     7,312
                                    5,500  IMPAC Mortgage Holdings, Inc. (f)                           25,355
                                    6,800  Inland Real Estate Corp.                                   115,464
                                    2,500  Innkeepers USA Trust                                        44,325
                                    7,000  Investors Real Estate Trust                                 72,310
                                    9,700  iStar Financial, Inc.                                      430,001
                                      100  JER Investors Trust, Inc.                                    1,500
                                    3,300  Jones Lang LaSalle, Inc.                                   374,550
                                    3,100  Kilroy Realty Corp.                                        219,604
                                    1,700  Kite Realty Group Trust                                     32,334
                                      900  LTC Properties, Inc.                                        20,475
                                    3,000  LaSalle Hotel Properties                                   130,260
                                    6,820  Lexington Corporate Properties Trust                       141,856
                                    5,760  Liberty Property Trust                                     253,037
                                    3,800  LoopNet, Inc. (a)                                           88,654
                                    7,570  Luminent Mortgage Capital, Inc. (f)                         76,381
                                    4,800  MFA Mortgage Investments, Inc.                              34,944
                                    5,400  The Macerich Co.                                           445,068
                                    4,600  Mack-Cali Realty Corp.                                     200,054
                                    2,500  Maguire Properties, Inc.                                    85,825
                                    3,400  Meruelo Maddux Properties, Inc. (a)                         27,744
                                    2,100  Mid-America Apartment Communities, Inc.                    110,208
                                    1,100  Mission West Properties, Inc.                               15,334
                                   10,424  Move, Inc. (a)                                              46,700
                                    1,600  National Health Investors, Inc.                             50,752
                                      700  National Health Realty, Inc.                                16,492
                                    5,191  National Retail Properties, Inc.                           113,475
                                    7,100  Nationwide Health Properties, Inc.                         193,120
                                    2,605  Newcastle Investment Corp.                                  65,307
                                    6,000  NorthStar Realty Finance Corp.                              75,060
                                    5,300  NovaStar Financial, Inc. (f)                                36,994
                                    3,400  Omega Healthcare Investors, Inc.                            53,822

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    3,500  Origen Financial, Inc.                                $     23,100
                                      900  Orleans Homebuilders, Inc. (f)                               7,605
                                    2,100  PS Business Parks, Inc.                                    133,077
                                    1,500  Parkway Properties, Inc.                                    72,045
                                    3,699  Pennsylvania Real Estate Investment Trust                  163,977
                                    1,200  Pope Resources LP                                           58,392
                                    4,100  Post Properties, Inc.                                      213,733
                                    5,400  RAIT Investment Trust                                      140,508
                                    1,600  Ramco-Gershenson Properties Trust                           57,488
                                    1,300  Reading International, Inc. Class A (a)                     12,025
                                    7,000  Realty Income Corp.                                        176,330
                                    1,600  Redwood Trust, Inc.                                         77,408
                                    4,500  Regency Centers Corp.                                      317,250
                                    4,982  SL Green Realty Corp.                                      617,220
                                    1,900  Saul Centers, Inc.                                          86,165
                                    5,900  Senior Housing Properties Trust                            120,065
                                      900  Sovran Self Storage, Inc.                                   43,344
                                    6,000  Spirit Finance Corp.                                        87,360
                                    5,900  The St. Joe Co. (f)                                        273,406
                                    1,600  Stonemor Partners LP                                        39,536
                                    4,000  Strategic Hotel Capital, Inc.                               89,960
                                      200  Stratus Properties, Inc. (a)                                 6,900
                                    2,800  Sun Communities, Inc.                                       83,356
                                    3,400  Sunstone Hotel Investors, Inc.                              96,526
                                    3,200  Tanger Factory Outlet Centers, Inc.                        119,840
                                    4,000  Taubman Centers, Inc.                                      198,440
                                    8,155  Thornburg Mortgage, Inc. (f)                               213,498
                                    3,000  Toreador Resources Corp. (a)                                45,000
                                      100  Transcontinental Realty Investors, Inc. (a)                  1,691
                                   11,365  UDR, Inc.                                                  298,900
                                    1,300  Universal Health Realty Income Trust                        43,290
                                    1,300  Urstadt Biddle Properties, Inc.                             23,205
                                      900  Urstadt Biddle Properties, Inc. Class A                     15,309
                                    5,000  U-Store-It Trust                                            81,950
                                    9,400  Ventas, Inc.                                               340,750
                                    2,500  Washington Real Estate Investment Trust                     85,000
                                    6,175  Weingarten Realty Investors                                253,793
                                    4,000  Winston Hotels, Inc.                                        60,000
                                    1,049  ZipRealty, Inc. (a)(f)                                       7,868
                                                                                                 ------------
                                                                                                   18,086,140
-------------------------------------------------------------------------------------------------------------
Retail - 2.8%                       1,000  1-800 Contacts, Inc. (a)                                    23,460
                                    4,170  1-800-FLOWERS.COM, Inc. Class A (a)                         39,323
                                    3,066  99 Cents Only Stores (a)                                    40,195
                                    3,100  AC Moore Arts & Crafts, Inc. (a)                            60,791
                                    2,775  Aaron Rents, Inc.                                           81,030
                                    6,700  Advance Auto Parts, Inc.                                   271,551
                                    3,200  Allion Healthcare, Inc. (a)                                 18,880
                                    1,300  Alloy, Inc. (a)                                             13,000
                                   14,765  American Eagle Outfitters, Inc.                            378,870
                                    6,075  AnnTaylor Stores Corp. (a)                                 215,177
                                      200  Arden Group, Inc. Class A                                   27,280
                                    3,600  Asbury Automotive Group, Inc.                               89,820
                                    3,600  BJ's Wholesale Club, Inc. (a)                              129,708
                                    4,000  Barnes & Noble, Inc.                                       153,880

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,100  Bluegreen Corp. (a)                                   $     12,859
                                    2,500  The Bombay Co., Inc. (a)                                     1,000
                                    1,900  The Bon-Ton Stores, Inc.                                    76,114
                                    2,600  Books-A-Million, Inc.                                       44,044
                                    5,900  Borders Group, Inc.                                        112,454
                                    2,456  Brightpoint, Inc. (a)                                       33,868
                                    1,300  Build-A-Bear Workshop, Inc. (a)(f)                          33,982
                                   14,300  Carmax, Inc. (a)                                           364,650
                                    5,300  Casey's General Stores, Inc.                               144,478
                                    3,900  Casual Male Retail Group, Inc. (a)                          39,390
                                    2,750  The Cato Corp. Class A                                      60,335
                                    8,500  Central Garden and Pet Co. (a)                             104,210
                                    2,700  Charlotte Russe Holding, Inc. (a)                           72,549
                                   10,155  Charming Shoppes, Inc. (a)                                 109,979
                                   11,500  Chico's FAS, Inc. (a)                                      279,910
                                    2,605  The Children's Place Retail Stores, Inc. (a)               134,522
                                    2,238  Christopher & Banks Corp.                                   38,382
                                    7,670  Coldwater Creek, Inc. (a)                                  178,174
                                    2,400  Color Kinetics, Inc. (a)(f)                                 80,184
                                    4,700  Cost Plus, Inc. (a)(f)                                      39,856
                                    2,100  DEB Shops, Inc.                                             58,065
                                    2,600  DSW, Inc. Class A (a)                                       90,532
                                    5,199  dELiA*s, Inc. (a)                                           39,668
                                    8,005  Dollar Tree Stores, Inc. (a)                               348,618
                                    6,506  Dress Barn, Inc. (a)                                       133,503
                                    3,400  drugstore.com, Inc. (a)                                      9,146
                                      500  Eddie Bauer Holdings, Inc. (a)                               6,425
                                    2,700  The Finish Line, Inc. Class A                               24,597
                                      200  Flanigan's Enterprises, Inc. (a)                             2,260
                                   10,200  Foot Locker, Inc.                                          222,360
                                    5,550  Fred's, Inc.                                                74,259
                                   10,600  GameStop Corp. Class A (a)                                 414,460
                                    1,400  Gander Mountain Co. (a)(f)                                  15,890
                                    2,200  Genesco, Inc. (a)                                          115,082
                                    2,400  The Great Atlantic & Pacific Tea Co., Inc. (a)              80,496
                                    3,000  Guitar Center, Inc. (a)                                    179,430
                                    2,900  Gymboree Corp. (a)                                         114,289
                                    2,700  HFF, Inc. Class A (a)                                       41,877
                                    4,250  HOT Topic, Inc. (a)                                         46,198
                                    6,200  Hanesbrands, Inc. (a)                                      167,586
                                    3,800  Insight Enterprises, Inc. (a)                               85,766
                                    7,400  Jamba, Inc. (a)                                             67,636
                                    1,365  Jo-Ann Stores, Inc. (a)                                     38,807
                                    1,100  Kirkland's, Inc. (a)                                         4,191
                                    2,200  Longs Drug Stores Corp.                                    115,544
                                    3,500  Men's Wearhouse, Inc.                                      178,745
                                    4,995  Movie Gallery, Inc. (a)                                      9,491
                                    8,110  O'Reilly Automotive, Inc. (a)                              296,421
                                    1,300  Overstock.com, Inc. (a)(f)                                  23,751
                                    3,000  PC Connection, Inc. (a)(f)                                  39,720
                                    4,925  Pacific Sunwear of California, Inc. (a)                    108,350
                                    6,300  Pathmark Stores, Inc. (a)                                   81,648
                                    3,400  Payless Shoesource, Inc. (a)                               107,270
                                    5,200  The Pep Boys - Manny, Moe & Jack                           104,832

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                   11,100  PetSmart, Inc.                                        $    360,195
                                    9,800  Pier 1 Imports, Inc.                                        83,202
                                    3,550  PriceSmart, Inc.                                            87,792
                                    6,400  Rent-A-Center, Inc. (a)                                    167,872
                                    2,200  Retail Ventures, Inc. (a)                                   35,486
                                   63,500  Rite Aid Corp. (a)                                         405,130
                                   10,700  Ross Stores, Inc.                                          329,560
                                    2,100  Ruddick Corp.                                               63,252
                                    3,800  Ruth's Chris Steak House, Inc. (a)                          64,562
                                   11,900  Saks, Inc.                                                 254,065
                                   11,370  Sally Beauty Co., Inc. (a)                                 102,330
                                    2,400  School Specialty, Inc. (a)                                  85,056
                                    2,800  Sharper Image Corp. (a)(f)                                  31,892
                                    1,800  Shoe Carnival, Inc. (a)                                     49,482
                                    2,150  Stamps.com, Inc. (a)                                        29,627
                                    4,800  Stein Mart, Inc.                                            58,848
                                    3,600  Systemax, Inc. (f)                                          74,916
                                    4,800  Talbots, Inc. (f)                                          120,144
                                    3,200  Texas Roadhouse, Inc. Class A (a)                           40,928
                                    4,000  Tractor Supply Co. (a)                                     208,200
                                    6,100  Tuesday Morning Corp.                                       75,396
                                    2,800  Tween Brands, Inc. (a)                                     124,880
                                    2,200  Unifirst Corp.                                              96,910
                                    2,700  United Stationers, Inc. (a)                                179,928
                                   10,900  Urban Outfitters, Inc. (a)                                 261,927
                                    1,800  Weis Markets, Inc.                                          72,918
                                    1,600  West Marine, Inc. (a)                                       22,016
                                    4,475  The Wet Seal, Inc. Class A (a)                              26,895
                                    8,400  Williams-Sonoma, Inc.                                      265,272
                                    2,700  Wilsons The Leather Experts, Inc. (a)                        4,968
                                    3,100  Zale Corp. (a)                                              73,811
                                    2,500  Zumiez, Inc. (a)                                            94,450
                                                                                                 ------------
                                                                                                   10,902,728
-------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%            7,670  Alberto-Culver Co.                                         181,932
                                    7,200  Bare Escentuals, Inc. (a)                                  245,880
                                    2,000  Chattem, Inc. (a)(f)                                       126,760
                                    4,000  Church & Dwight Co., Inc.                                  193,840
                                    3,400  Elizabeth Arden, Inc. (a)                                   82,484
                                    2,700  Inter Parfums, Inc.                                         71,874
                                    4,300  Nu Skin Enterprises, Inc. Class A                           70,950
                                    1,100  Parlux Fragrances, Inc. (a)(f)                               4,884
                                    2,900  Physicians Formula Holdings, Inc. (a)                       45,603
                                    3,600  Playtex Products, Inc. (a)                                  53,316
                                   29,898  Revlon, Inc. Class A (a)                                    40,960
                                      500  Steiner Leisure Ltd. (a)                                    24,560
                                                                                                 ------------
                                                                                                    1,143,043
-------------------------------------------------------------------------------------------------------------
Steel - 0.6%                        8,100  AK Steel Holding Corp. (a)                                 302,697
                                      200  Ampco-Pittsburgh Corp.                                       8,018
                                    2,100  Carpenter Technology Corp.                                 273,651
                                    3,000  Chaparral Steel Co.                                        215,610
                                    3,300  Cleveland-Cliffs, Inc.                                     256,311
                                    1,400  Cold Metal Products, Inc. (a)                                    0
                                      600  Friedman Industries, Inc.                                    5,790
                                    3,600  Gibraltar Industries, Inc.                                  79,740

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,800  Northwest Pipe Co. (a)                                $     64,026
                                      605  Olympic Steel, Inc.                                         17,339
                                      500  Omega Flex, Inc.                                             9,625
                                    2,250  Quanex Corp.                                               109,575
                                    2,600  Ryerson, Inc.                                               97,890
                                    2,950  Schnitzer Steel Industries, Inc. Class A                   141,423
                                      400  Shiloh Industries, Inc.                                      4,872
                                    7,780  Steel Dynamics, Inc.                                       326,060
                                    1,000  Synalloy Corp.                                              34,900
                                    1,000  Universal Stainless & Alloy Products, Inc. (a)              35,230
                                    6,600  Worthington Industries, Inc.                               142,890
                                                                                                 ------------
                                                                                                    2,125,647
-------------------------------------------------------------------------------------------------------------
Telephone - 2.8%                    9,600  ADC Telecommunications, Inc. (a)                           175,968
                                       75  ATSI Communications, Inc. (a)                                   17
                                    5,400  Acme Packet, Inc. (a)                                       62,046
                                    5,880  Adtran, Inc.                                               152,704
                                    7,800  Airspan Networks, Inc. (a)                                  28,314
                                    5,800  Alaska Communications Systems Group, Inc.                   91,872
                                   33,253  American Tower Corp. Class A (a)(g)                      1,396,626
                                    4,705  Applied Digital Solutions, Inc. (a)                          6,399
                                    2,600  Applied Signal Technology, Inc.                             40,586
                                    4,900  Aruba Networks, Inc. (a)                                    98,490
                                      500  Atlantic Tele-Network, Inc.                                 14,320
                                    8,000  Autobytel, Inc. (a)                                         34,000
                                    2,900  Boston Communications Group, Inc. (a)(f)                     5,046
                                    2,500  CT Communications, Inc.                                     76,275
                                    2,000  Carrier Access Corp. (a)                                     9,380
                                    8,800  Centennial Communications Corp. (a)                         83,512
                                   11,300  Cincinnati Bell, Inc. (a)                                   65,314
                                    3,000  Consolidated Communications Holdings, Inc.                  67,800
                                   12,386  Covad Communications Group, Inc. (a)(f)                     11,147
                                   22,790  Crown Castle International Corp. (a)                       826,593
                                    2,799  D&E Communications, Inc.                                    51,334
                                    2,000  Ditech Networks, Inc. (a)                                   16,380
                                   14,100  Dobson Communications Corp. Class A (a)                    156,510
                                    2,415  Equinix, Inc. (a)                                          220,900
                                      300  Eschelon Telecom, Inc. (a)                                   8,880
                                   12,200  Extreme Networks, Inc. (a)                                  49,410
                                    4,400  FairPoint Communications, Inc.                              78,100
                                   12,400  FiberTower Corp. (a)(f)                                     53,692
                                        1  Fibernet Telecom Group, Inc. (a)                                 9
                                   18,100  Finisar Corp. (a)                                           68,418
                                    4,500  Fusion Telecommunications International, Inc. (a)(f)         2,250
                                    3,400  General Communication, Inc. Class A (a)                     43,554
                                    2,000  GeoEye, Inc. (a)                                            43,460
                                    3,295  Global Crossing Ltd. (a)                                    62,210
                                    7,100  Globalstar, Inc. (a)(f)                                     73,485
                                        6  GoAmerica, Inc. (a)                                             31
                                      800  HickoryTech Corp.                                            7,280
                                      800  Hughes Communications, Inc. (a)                             41,744
                                   10,500  ICO Global Communications Holdings Ltd. (a)                 36,540
                                    1,600  ID Systems, Inc. (a)                                        20,592
                                    4,600  IDT Corp. Class B                                           47,472
                                      200  Ibasis, Inc. (a)                                             2,010

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    5,100  InPhonic, Inc. (a)                                    $     23,766
                                    4,600  Interdigital Communications Corp. (a)                      147,982
                                    2,400  Inter-Tel, Inc.                                             57,432
                                    4,200  Iowa Telecommunications Services, Inc.                      95,466
                                    2,400  iPCS, Inc.                                                  81,288
                                    2,600  j2 Global Communications, Inc. (a)                          90,740
                                    5,900  Leap Wireless International, Inc. (a)                      498,550
                                   117,188 Level 3 Communications, Inc. (a)                           685,550
                                   27,100  MetroPCS Communications, Inc. (a)                          895,384
                                      300  NET2000 Communications, Inc. (a)                                 0
                                   13,700  NII Holdings, Inc. (a)                                   1,106,138
                                    4,300  NTELOS Holdings Corp.                                      118,852
                                    4,100  Nextwave Wireless, Inc. (a)                                 34,235
                                      600  North Pittsburgh Systems, Inc.                              12,750
                                    3,186  Novatel Wireless, Inc. (a)                                  82,900
                                      400  Occam Networks, Inc. (a)                                     3,992
                                      247  Optical Cable Corp. (a)                                      1,270
                                      900  Optium Corp. (a)                                            11,385
                                    6,600  PAETEC Holding Corp. (a)                                    74,514
                                   29,100  Primus Telecommunications GP (a)(f)                         28,809
                                    5,000  RCN Corp.                                                   93,950
                                   16,800  Sonus Networks, Inc. (a)                                   143,136
                                      390  Stratos International, Inc. (a)                              3,108
                                    3,420  SunCom Wireless Holdings, Inc. Class A (a)                  62,518
                                      800  SureWest Communications                                     21,792
                                    3,200  Syniverse Holdings, Inc. (a)                                41,152
                                    4,500  Telephone & Data Systems, Inc.                             281,565
                                    3,300  Telephone & Data Systems, Inc. (Special Shares)            189,915
                                      200  Telular Corp. (a)                                              934
                                    2,700  Terremark Worldwide, Inc. (a)                               17,415
                                    9,500  Time Warner Telecom, Inc. Class A (a)                      190,950
                                    6,500  US Cellular Corp. (a)                                      588,900
                                    3,300  USA Mobility, Inc.                                          88,308
                                    6,100  Utstarcom, Inc. (a)(f)                                      34,221
                                   27,855  Virgin Media, Inc.                                         678,826
                                   13,000  Vonage Holdings Corp. (a)(f)                                40,430
                                    1,500  Warwick Valley Telephone Co.                                19,500
                                                                                                 ------------
                                                                                                   10,878,293
-------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%           200  American Biltrite, Inc. (a)                                  1,754
                                    4,400  Carlisle Cos., Inc.                                        204,644
                                    5,800  Cooper Tire & Rubber Co.                                   160,196
                                    1,000  SRI/Surgical Express, Inc. (a)                               5,200
                                      400  Synergetics USA, Inc. (a)                                    1,396
                                                                                                 ------------
                                                                                                      373,190
-------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                      6,500  Alliance One International, Inc. (a)                        65,325
                                    9,000  Loews Corp. - Carolina Group                               695,430
                                    2,000  M&F Worldwide Corp. (a)                                    133,160
                                      900  Schweitzer-Mauduit International, Inc.                      27,900
                                    2,345  Universal Corp.                                            142,857
                                    5,983  Vector Group Ltd. (f)                                      134,797
                                                                                                 ------------
                                                                                                    1,199,469
-------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.4%            100  Aldila, Inc.                                                 1,542
                                    4,038  All-American SportPark, Inc. (a)                             1,010

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    1,200  Ambassadors Group, Inc.                               $     42,636
                                    2,000  Amerco, Inc. (a)                                           151,000
                                      100  American Classic Voyages Co. (a)                                 0
                                    4,600  Ameristar Casinos, Inc.                                    159,804
                                    3,000  Bally Technologies, Inc. (a)                                79,260
                                    5,900  Boyd Gaming Corp.                                          290,221
                                    5,600  CKX, Inc. (a)                                               77,392
                                    3,700  Callaway Golf Co.                                           65,897
                                    3,000  Cedar Fair, LP                                              84,660
                                    4,800  Choice Hotels International, Inc.                          189,696
                                    3,800  Dick's Sporting Goods, Inc. (a)                            221,046
                                    2,100  Dollar Thrifty Automotive Group, Inc. (a)                   85,764
                                    3,416  Dover Downs Gaming & Entertainment, Inc.                    51,274
                                    4,400  Eagle Hospitality Properties Trust, Inc.                    57,904
                                    5,000  Empire Resorts, Inc. (a)                                    36,350
                                   23,977  Expedia, Inc. (a)                                          702,286
                                    1,000  Full House Resorts, Inc. (a)                                 3,750
                                    1,800  Great Wolf Resorts, Inc. (a)                                25,650
                                    3,800  Interstate Hotels & Resorts, Inc. (a)                       19,836
                                    1,792  K2, Inc. (a)                                                27,220
                                   28,100  Las Vegas Sands Corp. (a)(f)                             2,146,559
                                    3,500  Life Time Fitness, Inc. (a)(f)                             186,305
                                    1,100  Lodgian, Inc. (a)                                           16,533
                                   22,200  MGM Mirage (a)                                           1,831,056
                                    3,400  MTR Gaming Group, Inc. (a)                                  52,360
                                    1,500  Marcus Corp.                                                35,640
                                      700  Marine Products Corp.                                        5,761
                                    1,100  Monarch Casino & Resort, Inc. (a)                           29,535
                                    2,700  Multimedia Games, Inc. (a)                                  34,452
                                    5,500  Orient Express Hotels Ltd. Class A                         293,700
                                    5,200  Pinnacle Entertainment, Inc. (a)                           146,380
                                    4,950  Pool Corp. (f)                                             193,199
                                    3,600  Premier Exhibitions, Inc. (a)                               56,736
                                    2,300  President Casinos, Inc. (a)                                    851
                                    6,700  Progressive Gaming International Corp. (a)                  39,329
                                      300  Red Lion Hotels Corp. (a)                                    3,855
                                   16,500  Royal Caribbean Cruises Ltd.                               709,170
                                    8,000  Scientific Games Corp. Class A (a)                         279,600
                                    4,043  Shuffle Master, Inc. (a)(f)                                 67,114
                                    6,800  Silverleaf Resorts, Inc. (a)                                40,392
                                   10,600  Six Flags, Inc. (a)                                         64,554
                                      200  Sonesta International Hotels Corp. Class A                   6,400
                                    2,600  Speedway Motorsports, Inc.                                 103,948
                                    4,500  Station Casinos, Inc.                                      390,600
                                      700  Town Sports International Holdings, Inc. (a)                13,524
                                    1,360  TravelCenters of America LLC (a)                            55,012
                                    1,100  Travelzoo, Inc. (a)(f)                                      29,249
                                    2,400  Vail Resorts, Inc. (a)                                     146,088
                                    2,700  WMS Industries, Inc. (a)                                    77,922
                                                                                                 ------------
                                                                                                    9,430,022
-------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.8%           2,900  Arkansas Best Corp.                                        113,013
                                      300  BancTrust Financial Group, Inc.                              6,300
                                    2,425  Celadon Group, Inc. (a)                                     38,558
                                    2,700  Con-way, Inc.                                              135,648

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007

                                   Shares
Industry                             Held  Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                    2,700  Covenant Transport Group Class A (a)                  $     30,780
                                   15,810  Expeditors International Washington, Inc.                  652,953
                                    3,500  Forward Air Corp.                                          119,315
                                    1,900  Frozen Food Express Industries, Inc.                        19,266
                                    2,400  HUB Group, Inc. Class A (a)                                 84,384
                                    9,508  Heartland Express, Inc.                                    154,980
                                    4,800  Hythiam, Inc. (a)(f)                                        41,520
                                   11,900  JB Hunt Transport Services, Inc.                           348,908
                                    4,600  Knight Transportation, Inc.                                 89,148
                                    6,910  Laidlaw International, Inc.                                238,741
                                    5,100  Landstar System, Inc.                                      246,075
                                    1,237  Marten Transport Ltd. (a)                                   22,278
                                    3,162  Old Dominion Freight Line, Inc. (a)                         95,334
                                      400  P.A.M. Transportation Services, Inc. (a)                     7,312
                                    4,400  Pacer International, Inc.                                  103,488
                                    1,500  Quality Distribution, Inc. (a)                              16,845
                                    3,300  Sirva, Inc. (a)                                              6,534
                                    1,300  TAL International Group, Inc.                               38,623
                                    1,900  U.S. Xpress Enterprises, Inc. Class A (a)                   35,302
                                      700  USA Truck, Inc. (a)                                         11,620
                                    6,600  UTI Worldwide, Inc.                                        176,814
                                      900  Universal Truckload Services, Inc. (a)                      17,883
                                    1,800  Wabash National Corp.                                       26,334
                                    6,100  Werner Enterprises, Inc.                                   122,915
                                    5,029  YRC Worldwide, Inc. (a)                                    185,067
                                                                                                 ------------
                                                                                                    3,185,938
-------------------------------------------------------------------------------------------------------------
                                           Total Common Stocks (Cost - $268,766,370) - 94.9%      367,054,337
-------------------------------------------------------------------------------------------------------------

                                           Warrants (i)
-------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                      121  Optical Cable Corp. (expires 10/24/2007)                        31
-------------------------------------------------------------------------------------------------------------
                                           Total Warrants (Cost - $0) - 0.0%                               31
-------------------------------------------------------------------------------------------------------------

                                           Other Interests (d)
-------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%             600  PetroCorp Inc. (Escrow Shares)                                   0
-------------------------------------------------------------------------------------------------------------
                                           Total Other Interests (Cost - $0) - 0.0%                         0
-------------------------------------------------------------------------------------------------------------

                               Beneficial
                                 Interest  Short Term Securities
-------------------------------------------------------------------------------------------------------------
                             $ 17,936,132  BlackRock Liquidity Series, LLC Cash Sweep
                                           Series, 5.33% (b)(e)                                    17,936,132
                               24,640,230  BlackRock Liquidity Series, LLC Money
                                           Series, 5.33% (b)(c)(e)                                 24,640,230
-------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $42,576,362) - 11.0%                            42,576,362
-------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $311,342,732*) - 105.9%      409,630,730

                                           Liabilities in Excess of Other Assets - (5.9%)         (22,771,368)
                                                                                                 ------------
                                           Net Assets - 100.0%                                   $386,859,362
                                                                                                 ============

Master Extended Market Index Series
Schedule of Investments as of June 30, 2007


* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

             Aggregate cost                       $ 312,091,615
                                                  =============
             Gross unrealized appreciation        $ 112,570,998
             Gross unrealized depreciation          (15,031,883)
                                                  -------------
             Net unrealized appreciation          $  97,539,115
                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                               Purchase          Sales           Realized   Interest/Dividend
      Affiliate                                                  Cost            Cost              Loss          Income
      -----------------------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.                                $    7,505              --               --      $    2,509
      BlackRock, Inc.                                         $  181,100      $  162,480       $   (6,436)     $   12,864
      BlackRock Liquidity Series, LLC Cash Sweep Series               --      $4,771,244**             --      $  677,830
      BlackRock Liquidity Series, LLC Money Market Series     $  587,470*             --               --      $  175,712
      -----------------------------------------------------------------------------------------------------------------------

      * Represents net purchase cost.
      ** Represents net sales cost.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   Represents the current yield as of June 30, 2007.
(f)   Security, or a portion of security, is on loan.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h)   Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                             Expiration                 Face           Unrealized
      Contracts        Issue                   Date                   Value           Depreciation
      --------------------------------------------------------------------------------------------
         15       Russell 2000 Index       September 2007         $ 6,346,539           $ (30,789)
         26       S&P MidCap 400
                      Index                September 2007         $ 11,907,885           (153,285)
      --------------------------------------------------------------------------------------------
      Total Unrealized Depreciation                                                     $ (184,074)
                                                                                        ==========

           See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                        As of June 30, 2007 (Unaudited)
==================================================================================================================================
Assets:                 Investments in unaffiliated securities, at value (including
                         securities loaned of $23,676,525) (identified cost-$267,611,623) .....                      $ 365,530,942
                        Investments in affiliated securities, at value
                         (identified cost-$43,731,109) ........................................                         44,099,788
                        Receivables:
                                 Securities sold ..............................................    $   1,674,959
                                 Contributions ................................................          633,713
                                 Dividends ....................................................          284,876
                                 Securities lending ...........................................           31,367         2,624,915
                                                                                                   -------------
                        Prepaid expenses ......................................................                              2,888
                                                                                                                     -------------
                        Total assets ..........................................................                        412,258,533
                                                                                                                     -------------
==================================================================================================================================
Liabilities:            Collateral on securities loaned, at value .............................                         24,640,230
                        Bank overdraft ........................................................                            109,679
                        Payables:
                                 Securities purchased .........................................          445,240
                                 Withdrawals ..................................................          130,219
                                 Variation margin .............................................           47,400
                                 Investment adviser ...........................................            7,437
                                 Other affiliates .............................................            2,934           633,230
                                                                                                   -------------
                        Accrued expenses ......................................................                             16,032
                                                                                                                     -------------
                        Total liabilities .....................................................                         25,399,171
                                                                                                                     -------------
==================================================================================================================================
Net Assets:             Net assets ............................................................                      $ 386,859,362
                                                                                                                     =============
==================================================================================================================================
Net Assets              Investors' capital ....................................................                      $ 288,755,438
Consist of:             Unrealized appreciation-net ...........................................                         98,103,924
                                                                                                                     -------------
                        Net assets ............................................................                      $ 386,859,362
                                                                                                                     =============

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                        For the Six Months Ended June 30, 2007 (Unaudited)
==================================================================================================================================
Investment              Dividends (net of $2,273 foreign withholding tax and
Income:                  including $15,373 from affiliates) ...................................                      $   1,714,649
                        Interest from affiliates ..............................................                            677,830
                        Securities lending-net ................................................                            175,712
                                                                                                                     -------------
                        Total income ..........................................................                          2,568,191
                                                                                                                     -------------
==================================================================================================================================
Expenses:               Professional fees .....................................................    $      33,915
                        Accounting services ...................................................           29,488
                        Custodian fees ........................................................           24,168
                        Investment advisory fees ..............................................           17,976
                        Printing and shareholder reports ......................................           10,901
                        Directors' fees and expenses ..........................................            1,924
                        Other .................................................................            5,440
                                                                                                   -------------
                        Total expenses ........................................................                            123,812
                                                                                                                     -------------
                        Investment income-net .................................................                          2,444,379
                                                                                                                     -------------
==================================================================================================================================
Realized &              Realized gain on:
Unrealized Gain            Investments-net (including $6,436 loss from affiliates) ............        7,662,837
- Net:                     Financial futures contracts-net ....................................        1,668,396         9,331,233
                                                                                                   -------------
                        Change in unrealized appreciation/depreciation on:
                           Investments-net ....................................................       19,699,377
                           Financial futures contracts-net ....................................           87,043        19,786,420
                                                                                                   -------------     -------------
                        Total realized and unrealized gain-net ................................                         29,117,653
                                                                                                                     -------------
                        Net Increase in Net Assets Resulting from Operations ..................                      $  31,562,032
                                                                                                                     =============

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the           For the
                                                                                                    Six Months         Year Ended
                                                                                                Ended June 30, 2007   December 31,
                        Increase (Decrease) in Net Assets:                                          (Unaudited)           2006
==================================================================================================================================
Operations:             Investment income-net .................................................    $   2,444,379     $   4,765,355
                        Realized gain-net .....................................................        9,331,233        19,990,458
                        Change in unrealized appreciation/depreciation-net ....................       19,786,420        17,309,432
                                                                                                   -------------     -------------
                        Net increase in net assets resulting from operations ..................       31,562,032        42,065,245
                                                                                                   -------------     -------------
==================================================================================================================================
Capital                 Proceeds from contributions ...........................................       71,441,206       112,081,318
Transactions:           Fair value of withdrawals .............................................      (40,486,580)      (82,758,542)
                                                                                                   -------------     -------------
                        Net increase in net assets derived from capital transactions ..........       30,954,626        29,322,776
                                                                                                   -------------     -------------
==================================================================================================================================
Net Assets:             Total increase in net assets ..........................................       62,516,658        71,388,021
                        Beginning of period ...................................................      324,342,704       252,954,683
                                                                                                   -------------     -------------
                        End of period .........................................................    $ 386,859,362     $ 324,342,704
                                                                                                   =============     =============

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

                                                               For the
                  The following ratios have been              Six Months                  For the Year Ended December 31,
                  derived from information provided      Ended June 30, 2007   ----------------------------------------------------
                  in the financial statements.               (Unaudited)          2006       2005        2004       2003      2002
===================================================================================================================================
Total Investment  Total investment return ...................      9.36% #       15.92%      10.58%      18.43%     44.11%  (17.77%)
Return:                                                         ========       ========    ========    ========   ========  =======
===================================================================================================================================
Ratios to         Expenses, net of reimbursement ............       .07% *         .08%        .07%        .09%       .12%     .08%
Average Net                                                     ========       ========    ========    ========   ========  =======
Assets:           Expenses ..................................       .07% *         .08%        .07%        .09%       .13%     .15%
                                                                ========       ========    ========    ========   ========  =======
                  Investment income-net .....................      1.36% *        1.66%       1.25%       1.08%      1.09%    1.11%
                                                                ========       ========    ========    ========   ========  =======
===================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ..   $386,859       $324,343    $252,955    $217,991   $172,482  $93,763
Data:                                                           ========       ========    ========    ========   ========  =======
                  Portfolio turnover ........................         8%            24%         18%         23%        15%      28%
                                                                ========       ========    ========    ========   ========  =======
===================================================================================================================================

*     Annualized.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Extended Market Index Series

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:
Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permits the Trustees) to issue non-transferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors of the Master LLC. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.


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(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the


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borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft- The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

(g) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003 through December 31, 2006. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Series' financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly at an annual rate fee that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2007, the Series lent securities with a value of $324,270 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended June 30, 2007, BIM received $69,632 in securities lending agent fees from the Series.


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In addition, MLPF&S received $3,301 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2007.

For the six months ended June 30, 2007, the Series reimbursed the Manager $2,939 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $67,758,737 and $27,196,693, respectively.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each funds' election, the federal Series rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.


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Officers and Directors

Robert C. Doll, Jr. - President and Director
Donald W. Burton - Director
John Francis O'Brien - Director
David H. Walsh - Director
Fred G. Weiss - Director
Donald C. Burke - Vice President and Treasurer
Karen Clark - Fund Chief Compliance Officer
Alice A. Pellegrino - Secretary

        Custodian

        JPMorgan Chase Bank
        3 Chase MetroTech Center
        Brooklyn, NY 11245

Availability of Quarterly Schedule of Investments

            The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


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Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Series of Quantitative Master Series LLC

Date: August 20, 2007